united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)            (Zip code)

The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

(Name and address of agent for service)

Registrant's telephone number, including area code:	(407) 644-1986

Date of fiscal year end: 9/30

Date of reporting period: 3/31/2026

Item 1. Reports to Stockholders.

(a)	Included Tailored Shareholder Report

Timothy Plan Conservative Growth Fund

Class A (TCGAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$34,708,960
Number of Portfolio Holdings	8
Advisory Fee	$26,434
Portfolio Turnover	2%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	36.9%
Timothy Plan US Large/Mid Cap Core ETF	15.2%
Timothy Plan International Fund - Class A	11.3%
Timothy Plan US Small Cap Core ETF	10.0%
Timothy Plan International ETF	9.3%
Timothy Plan High Yield Bond Fund - Class A	8.7%
Timothy Plan High Dividend Stock ETF	7.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	42.0%
Money Market Funds	1.2%
Open End Funds	56.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TCGAX

Timothy Plan Conservative Growth Fund

Class C (TCVCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$34,708,960
Number of Portfolio Holdings	8
Advisory Fee	$26,434
Portfolio Turnover	2%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	36.9%
Timothy Plan US Large/Mid Cap Core ETF	15.2%
Timothy Plan International Fund - Class A	11.3%
Timothy Plan US Small Cap Core ETF	10.0%
Timothy Plan International ETF	9.3%
Timothy Plan High Yield Bond Fund - Class A	8.7%
Timothy Plan High Dividend Stock ETF	7.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	42.0%
Money Market Funds	1.2%
Open End Funds	56.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TCVCX

Timothy Plan Conservative Growth Fund

Class I (TIICX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Conservative Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$34,708,960
Number of Portfolio Holdings	8
Advisory Fee	$26,434
Portfolio Turnover	2%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan Fixed Income Fund - Class A	36.9%
Timothy Plan US Large/Mid Cap Core ETF	15.2%
Timothy Plan International Fund - Class A	11.3%
Timothy Plan US Small Cap Core ETF	10.0%
Timothy Plan International ETF	9.3%
Timothy Plan High Yield Bond Fund - Class A	8.7%
Timothy Plan High Dividend Stock ETF	7.5%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	42.0%
Money Market Funds	1.2%
Open End Funds	56.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TIICX

Timothy Plan Defensive Strategies Fund

Class A (TPDAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$105,558,806
Number of Portfolio Holdings	205
Advisory Fee (net of waivers)	$262,508
Portfolio Turnover	15%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
GOLD BARS	27.2%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/31	6.4%
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	3.0%
United States Treasury Inflation Indexed Bonds, 0.125%, 02/15/51	2.8%
Equinix, Inc.	2.6%
Prologis, Inc.	2.2%
Sprott Physical Silver Trust	2.2%
Ventas, Inc.	1.8%
United States Treasury Inflation Indexed Bonds, 1.875%, 07/15/35	1.6%
United States Treasury Inflation Indexed Bonds, 0.500%, 01/15/28	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	2.2%
Common Stocks	46.9%
Money Market Funds	5.2%
Precious Metals - Physical Holding	27.2%
U.S. Government & Agencies	18.5%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TPDAX

Timothy Plan Defensive Strategies Fund

Class C (TPDCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$107	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$105,558,806
Number of Portfolio Holdings	205
Advisory Fee (net of waivers)	$262,508
Portfolio Turnover	15%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
GOLD BARS	27.2%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/31	6.4%
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	3.0%
United States Treasury Inflation Indexed Bonds, 0.125%, 02/15/51	2.8%
Equinix, Inc.	2.6%
Prologis, Inc.	2.2%
Sprott Physical Silver Trust	2.2%
Ventas, Inc.	1.8%
United States Treasury Inflation Indexed Bonds, 1.875%, 07/15/35	1.6%
United States Treasury Inflation Indexed Bonds, 0.500%, 01/15/28	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	2.2%
Common Stocks	46.9%
Money Market Funds	5.2%
Precious Metals - Physical Holding	27.2%
U.S. Government & Agencies	18.5%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TPDCX

Timothy Plan Defensive Strategies Fund

Class I (TPDIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Defensive Strategies Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$105,558,806
Number of Portfolio Holdings	205
Advisory Fee (net of waivers)	$262,508
Portfolio Turnover	15%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
GOLD BARS	27.2%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/31	6.4%
United States Treasury Inflation Indexed Bonds, 2.375%, 01/15/27	3.0%
United States Treasury Inflation Indexed Bonds, 0.125%, 02/15/51	2.8%
Equinix, Inc.	2.6%
Prologis, Inc.	2.2%
Sprott Physical Silver Trust	2.2%
Ventas, Inc.	1.8%
United States Treasury Inflation Indexed Bonds, 1.875%, 07/15/35	1.6%
United States Treasury Inflation Indexed Bonds, 0.500%, 01/15/28	1.6%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	2.2%
Common Stocks	46.9%
Money Market Funds	5.2%
Precious Metals - Physical Holding	27.2%
U.S. Government & Agencies	18.5%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TPDIX

Timothy Plan Fixed Income Fund

Class A (TFIAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$106,656,289
Number of Portfolio Holdings	117
Advisory Fee (net of waivers)	$219,387
Portfolio Turnover	10%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 05/15/54	6.9%
United States Treasury Note, 4.250%, 08/15/35	5.7%
United States Treasury Note, 4.500%, 02/15/44	2.6%
John Deere Owner Trust 2025, 4.230%, 09/17/29	2.2%
Province of Ontario Canada, 2.500%, 04/27/26	2.1%
CSX Corporation, 3.250%, 06/01/27	2.0%
American Electric Power Company, Inc., 3.200%, 11/13/27	2.0%
NiSource, Inc., 3.490%, 05/15/27	2.0%
Healthpeak Properties, Inc., 3.500%, 07/15/29	2.0%
Energy Transfer, L.P., 6.250%, 04/15/49	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	5.7%
Corporate Bonds	31.1%
Money Market Funds	1.5%
Non U.S. Government & Agencies	4.8%
U.S. Government & Agencies	56.9%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TFIAX

Timothy Plan Fixed Income Fund

Class C (TFICX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$106,656,289
Number of Portfolio Holdings	117
Advisory Fee (net of waivers)	$219,387
Portfolio Turnover	10%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 05/15/54	6.9%
United States Treasury Note, 4.250%, 08/15/35	5.7%
United States Treasury Note, 4.500%, 02/15/44	2.6%
John Deere Owner Trust 2025, 4.230%, 09/17/29	2.2%
Province of Ontario Canada, 2.500%, 04/27/26	2.1%
CSX Corporation, 3.250%, 06/01/27	2.0%
American Electric Power Company, Inc., 3.200%, 11/13/27	2.0%
NiSource, Inc., 3.490%, 05/15/27	2.0%
Healthpeak Properties, Inc., 3.500%, 07/15/29	2.0%
Energy Transfer, L.P., 6.250%, 04/15/49	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	5.7%
Corporate Bonds	31.1%
Money Market Funds	1.5%
Non U.S. Government & Agencies	4.8%
U.S. Government & Agencies	56.9%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TFICX

Timothy Plan Fixed Income Fund

Class I (TPFIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Fixed Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$106,656,289
Number of Portfolio Holdings	117
Advisory Fee (net of waivers)	$219,387
Portfolio Turnover	10%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 4.625%, 05/15/54	6.9%
United States Treasury Note, 4.250%, 08/15/35	5.7%
United States Treasury Note, 4.500%, 02/15/44	2.6%
John Deere Owner Trust 2025, 4.230%, 09/17/29	2.2%
Province of Ontario Canada, 2.500%, 04/27/26	2.1%
CSX Corporation, 3.250%, 06/01/27	2.0%
American Electric Power Company, Inc., 3.200%, 11/13/27	2.0%
NiSource, Inc., 3.490%, 05/15/27	2.0%
Healthpeak Properties, Inc., 3.500%, 07/15/29	2.0%
Energy Transfer, L.P., 6.250%, 04/15/49	1.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	5.7%
Corporate Bonds	31.1%
Money Market Funds	1.5%
Non U.S. Government & Agencies	4.8%
U.S. Government & Agencies	56.9%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TPFIX

Timothy Plan Growth & Income Fund

Class A (TGIAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$19,009,504
Number of Portfolio Holdings	102
Advisory Fee (net of waivers)	$31,614
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	55.5%
United States Treasury Note, 4.750%, 08/15/55	3.8%
United States Treasury Note, 4.250%, 08/15/35	2.9%
United States Treasury Note, 4.625%, 04/30/31	2.3%
United States Treasury Note, 4.500%, 02/15/44	1.6%
Israel Government International Bond, 5.500%, 03/12/34	1.1%
John Deere Owner Trust 2025, 4.230%, 09/17/29	1.0%
Fannie Mae Pool, 4.500%, 08/01/52	0.8%
Kubota Credit Owner Trust 2025-2, 4.420%, 09/17/29	0.7%
Province of Ontario Canada, 2.500%, 04/27/26	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	11.4%
Exchange-Traded Funds	55.6%
Money Market Funds	0.6%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	28.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TGIAX

Timothy Plan Growth & Income Fund

Class C (TGCIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$114	2.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$19,009,504
Number of Portfolio Holdings	102
Advisory Fee (net of waivers)	$31,614
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	55.5%
United States Treasury Note, 4.750%, 08/15/55	3.8%
United States Treasury Note, 4.250%, 08/15/35	2.9%
United States Treasury Note, 4.625%, 04/30/31	2.3%
United States Treasury Note, 4.500%, 02/15/44	1.6%
Israel Government International Bond, 5.500%, 03/12/34	1.1%
John Deere Owner Trust 2025, 4.230%, 09/17/29	1.0%
Fannie Mae Pool, 4.500%, 08/01/52	0.8%
Kubota Credit Owner Trust 2025-2, 4.420%, 09/17/29	0.7%
Province of Ontario Canada, 2.500%, 04/27/26	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	11.4%
Exchange-Traded Funds	55.6%
Money Market Funds	0.6%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	28.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TGCIX

Timothy Plan Growth & Income Fund

Class I (TIGIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Growth & Income Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$19,009,504
Number of Portfolio Holdings	102
Advisory Fee (net of waivers)	$31,614
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	55.5%
United States Treasury Note, 4.750%, 08/15/55	3.8%
United States Treasury Note, 4.250%, 08/15/35	2.9%
United States Treasury Note, 4.625%, 04/30/31	2.3%
United States Treasury Note, 4.500%, 02/15/44	1.6%
Israel Government International Bond, 5.500%, 03/12/34	1.1%
John Deere Owner Trust 2025, 4.230%, 09/17/29	1.0%
Fannie Mae Pool, 4.500%, 08/01/52	0.8%
Kubota Credit Owner Trust 2025-2, 4.420%, 09/17/29	0.7%
Province of Ontario Canada, 2.500%, 04/27/26	0.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Asset Backed Securities	2.5%
Corporate Bonds	11.4%
Exchange-Traded Funds	55.6%
Money Market Funds	0.6%
Non U.S. Government & Agencies	1.8%
U.S. Government & Agencies	28.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TIGIX

Timothy Plan High Yield Bond Fund

Class A (TPHAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$215,181,159
Number of Portfolio Holdings	131
Advisory Fee (net of waivers)	$588,820
Portfolio Turnover	20%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Aptiv plc / Aptiv Global Financing DAC	2.6%
Upbound Group, Inc. 144A	2.6%
Mativ Holdings, Inc. 144A	2.2%
PROG Holdings, Inc. 144A	2.1%
National Mentor Holdings, Inc. 144A	2.0%
Arbor Realty SR, Inc. 144A	1.9%
Rithm Capital Corporation 144A	1.8%
Energizer Holdings, Inc. 144A	1.9%
HAH Group Holding Company, LLC 144A	1.8%
B&G Foods, Inc. 144A	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	98.3%
Money Market Funds	1.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TPHAX

Timothy Plan High Yield Bond Fund

Class C (TPHCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$215,181,159
Number of Portfolio Holdings	131
Advisory Fee (net of waivers)	$588,820
Portfolio Turnover	20%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Aptiv plc / Aptiv Global Financing DAC	2.6%
Upbound Group, Inc. 144A	2.6%
Mativ Holdings, Inc. 144A	2.2%
PROG Holdings, Inc. 144A	2.1%
National Mentor Holdings, Inc. 144A	2.0%
Arbor Realty SR, Inc. 144A	1.9%
Rithm Capital Corporation 144A	1.8%
Energizer Holdings, Inc. 144A	1.9%
HAH Group Holding Company, LLC 144A	1.8%
B&G Foods, Inc. 144A	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	98.3%
Money Market Funds	1.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TPHCX

Timothy Plan High Yield Bond Fund

Class I (TPHIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan High Yield Bond Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$215,181,159
Number of Portfolio Holdings	131
Advisory Fee (net of waivers)	$588,820
Portfolio Turnover	20%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Aptiv plc / Aptiv Global Financing DAC	2.6%
Upbound Group, Inc. 144A	2.6%
Mativ Holdings, Inc. 144A	2.2%
PROG Holdings, Inc. 144A	2.1%
National Mentor Holdings, Inc. 144A	2.0%
Arbor Realty SR, Inc. 144A	1.9%
Rithm Capital Corporation 144A	1.8%
Energizer Holdings, Inc. 144A	1.9%
HAH Group Holding Company, LLC 144A	1.8%
B&G Foods, Inc. 144A	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	98.3%
Money Market Funds	1.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TPHIX

Timothy Plan International Fund

Class A (TPIAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$199,312,373
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$933,646
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.4%
ABB Ltd. - ADR	3.4%
Safran S.A. - ADR	3.4%
UniCredit SpA - ADR	3.2%
Canadian Natural Resources Ltd.	3.0%
KBC Group N.V. - ADR	3.0%
CRH plc	2.9%
Hoya Corporation - ADR	2.9%
Sumitomo Mitsui Financial Group, Inc. - ADR	2.9%
ASM International N.V. - ADR	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.5%
Money Market Funds	2.5%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TPIAX

Timothy Plan International Fund

Class C (TPICX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$113	2.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$199,312,373
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$933,646
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.4%
ABB Ltd. - ADR	3.4%
Safran S.A. - ADR	3.4%
UniCredit SpA - ADR	3.2%
Canadian Natural Resources Ltd.	3.0%
KBC Group N.V. - ADR	3.0%
CRH plc	2.9%
Hoya Corporation - ADR	2.9%
Sumitomo Mitsui Financial Group, Inc. - ADR	2.9%
ASM International N.V. - ADR	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.5%
Money Market Funds	2.5%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TPICX

Timothy Plan International Fund

Class I (TPIIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan International Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$199,312,373
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$933,646
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4.4%
ABB Ltd. - ADR	3.4%
Safran S.A. - ADR	3.4%
UniCredit SpA - ADR	3.2%
Canadian Natural Resources Ltd.	3.0%
KBC Group N.V. - ADR	3.0%
CRH plc	2.9%
Hoya Corporation - ADR	2.9%
Sumitomo Mitsui Financial Group, Inc. - ADR	2.9%
ASM International N.V. - ADR	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.5%
Money Market Funds	2.5%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TPIIX

Timothy Plan Israel Common Values Fund

Class A (TPAIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	1.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$189,283,619
Number of Portfolio Holdings	50
Advisory Fee	$884,004
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Tel Aviv Stock Exchange Ltd.	8.5%
Elbit Systems Ltd.	7.7%
Bank Leumi Le-Israel BM	5.6%
Tower Semiconductor Ltd.	5.6%
Phoenix Financial Ltd.	5.6%
Nova Ltd.	4.8%
Mizrahi Tefahot Bank Ltd.	3.6%
Next Vision Stabilized Systems Ltd.	3.1%
Azrieli Group Ltd.	3.1%
Israel Discount Bank Ltd. - Class A	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.6%
Money Market Funds	4.0%
Partnership Shares	1.4%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TPAIX

Timothy Plan Israel Common Values Fund

Class C (TPCIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	2.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$189,283,619
Number of Portfolio Holdings	50
Advisory Fee	$884,004
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Tel Aviv Stock Exchange Ltd.	8.5%
Elbit Systems Ltd.	7.7%
Bank Leumi Le-Israel BM	5.6%
Tower Semiconductor Ltd.	5.6%
Phoenix Financial Ltd.	5.6%
Nova Ltd.	4.8%
Mizrahi Tefahot Bank Ltd.	3.6%
Next Vision Stabilized Systems Ltd.	3.1%
Azrieli Group Ltd.	3.1%
Israel Discount Bank Ltd. - Class A	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.6%
Money Market Funds	4.0%
Partnership Shares	1.4%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TPCIX

Timothy Plan Israel Common Values Fund

Class I (TICIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Israel Common Values Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$189,283,619
Number of Portfolio Holdings	50
Advisory Fee	$884,004
Portfolio Turnover	9%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Tel Aviv Stock Exchange Ltd.	8.5%
Elbit Systems Ltd.	7.7%
Bank Leumi Le-Israel BM	5.6%
Tower Semiconductor Ltd.	5.6%
Phoenix Financial Ltd.	5.6%
Nova Ltd.	4.8%
Mizrahi Tefahot Bank Ltd.	3.6%
Next Vision Stabilized Systems Ltd.	3.1%
Azrieli Group Ltd.	3.1%
Israel Discount Bank Ltd. - Class A	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	94.6%
Money Market Funds	4.0%
Partnership Shares	1.4%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TICIX

Timothy Plan Large/Mid Cap Growth Fund

Class A (TLGAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$265,350,329
Number of Portfolio Holdings	57
Advisory Fee (net of waivers)	$974,510
Portfolio Turnover	26%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	10.0%
Broadcom, Inc.	7.4%
Costco Wholesale Corporation	5.4%
KLA Corporation	5.1%
Analog Devices, Inc.	4.5%
Caterpillar, Inc.	3.7%
Arista Networks, Inc.	3.1%
Amphenol Corporation - Class A	3.0%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2.9%
Linde plc	2.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.3%
Exchange-Traded Funds	10.0%
Money Market Funds	4.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TLGAX

Timothy Plan Large/Mid Cap Growth Fund

Class C (TLGCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$265,350,329
Number of Portfolio Holdings	57
Advisory Fee (net of waivers)	$974,510
Portfolio Turnover	26%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	10.0%
Broadcom, Inc.	7.4%
Costco Wholesale Corporation	5.4%
KLA Corporation	5.1%
Analog Devices, Inc.	4.5%
Caterpillar, Inc.	3.7%
Arista Networks, Inc.	3.1%
Amphenol Corporation - Class A	3.0%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2.9%
Linde plc	2.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.3%
Exchange-Traded Funds	10.0%
Money Market Funds	4.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TLGCX

Timothy Plan Large/Mid Cap Growth Fund

Class I (TPLIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$265,350,329
Number of Portfolio Holdings	57
Advisory Fee (net of waivers)	$974,510
Portfolio Turnover	26%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	10.0%
Broadcom, Inc.	7.4%
Costco Wholesale Corporation	5.4%
KLA Corporation	5.1%
Analog Devices, Inc.	4.5%
Caterpillar, Inc.	3.7%
Arista Networks, Inc.	3.1%
Amphenol Corporation - Class A	3.0%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2.9%
Linde plc	2.4%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	85.3%
Exchange-Traded Funds	10.0%
Money Market Funds	4.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TPLIX

Timothy Plan Large/Mid Cap Value Fund

Class A (TLVAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$314,090,849
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$935,253
Portfolio Turnover	4%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	11.3%
Timothy Plan US Large/Mid Cap Core ETF	9.1%
Littelfuse, Inc.	2.9%
NextEra Energy, Inc.	2.8%
Hubbell, Inc.	2.8%
EOG Resources, Inc.	2.6%
ConocoPhillips	2.4%
Qnity Electronics, Inc.	2.3%
CSX Corporation	2.3%
Deere & Company	2.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	73.5%
Exchange-Traded Funds	20.4%
Money Market Funds	6.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TLVAX

Timothy Plan Large/Mid Cap Value Fund

Class C (TLVCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$314,090,849
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$935,253
Portfolio Turnover	4%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	11.3%
Timothy Plan US Large/Mid Cap Core ETF	9.1%
Littelfuse, Inc.	2.9%
NextEra Energy, Inc.	2.8%
Hubbell, Inc.	2.8%
EOG Resources, Inc.	2.6%
ConocoPhillips	2.4%
Qnity Electronics, Inc.	2.3%
CSX Corporation	2.3%
Deere & Company	2.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	73.5%
Exchange-Traded Funds	20.4%
Money Market Funds	6.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TLVCX

Timothy Plan Large/Mid Cap Value Fund

Class I (TMVIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Large/Mid Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$314,090,849
Number of Portfolio Holdings	42
Advisory Fee (net of waivers)	$935,253
Portfolio Turnover	4%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan High Dividend Stock ETF	11.3%
Timothy Plan US Large/Mid Cap Core ETF	9.1%
Littelfuse, Inc.	2.9%
NextEra Energy, Inc.	2.8%
Hubbell, Inc.	2.8%
EOG Resources, Inc.	2.6%
ConocoPhillips	2.4%
Qnity Electronics, Inc.	2.3%
CSX Corporation	2.3%
Deere & Company	2.2%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	73.5%
Exchange-Traded Funds	20.4%
Money Market Funds	6.1%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TMVIX

Timothy Plan Small Cap Value Fund

Class A (TPLNX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$164,516,869
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$569,788
Portfolio Turnover	29%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	15.0%
Everus Construction Group, Inc.	1.9%
Standex International Corporation	1.8%
Blue Bird Corporation	1.8%
Veeco Instruments, Inc.	1.8%
National Bank Holdings Corporation - Class A	1.8%
Avista Corporation	1.7%
Renasant Corporation	1.7%
Nicolet Bankshares, Inc.	1.7%
MDU Resources Group, Inc.	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	83.4%
Exchange-Traded Funds	14.9%
Money Market Funds	1.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TPLNX

Timothy Plan Small Cap Value Fund

Class C (TSVCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$105	2.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$164,516,869
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$569,788
Portfolio Turnover	29%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	15.0%
Everus Construction Group, Inc.	1.9%
Standex International Corporation	1.8%
Blue Bird Corporation	1.8%
Veeco Instruments, Inc.	1.8%
National Bank Holdings Corporation - Class A	1.8%
Avista Corporation	1.7%
Renasant Corporation	1.7%
Nicolet Bankshares, Inc.	1.7%
MDU Resources Group, Inc.	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	83.4%
Exchange-Traded Funds	14.9%
Money Market Funds	1.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TSVCX

Timothy Plan Small Cap Value Fund

Class I (TPVIX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Small Cap Value Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$164,516,869
Number of Portfolio Holdings	67
Advisory Fee (net of waivers)	$569,788
Portfolio Turnover	29%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Small Cap Core ETF	15.0%
Everus Construction Group, Inc.	1.9%
Standex International Corporation	1.8%
Blue Bird Corporation	1.8%
Veeco Instruments, Inc.	1.8%
National Bank Holdings Corporation - Class A	1.8%
Avista Corporation	1.7%
Renasant Corporation	1.7%
Nicolet Bankshares, Inc.	1.7%
MDU Resources Group, Inc.	1.7%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	83.4%
Exchange-Traded Funds	14.9%
Money Market Funds	1.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TPVIX

Timothy Plan Small/Mid Cap Growth Fund

Class A (TAAGX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$116,895,382
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$381,043
Portfolio Turnover	19%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
FTAI Aviation Ltd.	4.2%
Comfort Systems USA, Inc.	3.9%
Ross Stores, Inc.	3.8%
Howmet Aerospace, Inc.	3.7%
Quanta Services, Inc.	3.2%
MasTec, Inc.	3.0%
Cheniere Energy, Inc.	3.0%
Seagate Technology Holdings plc	2.9%
Monolithic Power Systems, Inc.	2.8%
Teradyne, Inc.	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	91.8%
Money Market Funds	8.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TAAGX

Timothy Plan Small/Mid Cap Growth Fund

Class C (TCAGX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	2.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$116,895,382
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$381,043
Portfolio Turnover	19%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
FTAI Aviation Ltd.	4.2%
Comfort Systems USA, Inc.	3.9%
Ross Stores, Inc.	3.8%
Howmet Aerospace, Inc.	3.7%
Quanta Services, Inc.	3.2%
MasTec, Inc.	3.0%
Cheniere Energy, Inc.	3.0%
Seagate Technology Holdings plc	2.9%
Monolithic Power Systems, Inc.	2.8%
Teradyne, Inc.	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	91.8%
Money Market Funds	8.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TCAGX

Timothy Plan Small/Mid Cap Growth Fund

Class I (TIAGX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Small/Mid Cap Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$116,895,382
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$381,043
Portfolio Turnover	19%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
FTAI Aviation Ltd.	4.2%
Comfort Systems USA, Inc.	3.9%
Ross Stores, Inc.	3.8%
Howmet Aerospace, Inc.	3.7%
Quanta Services, Inc.	3.2%
MasTec, Inc.	3.0%
Cheniere Energy, Inc.	3.0%
Seagate Technology Holdings plc	2.9%
Monolithic Power Systems, Inc.	2.8%
Teradyne, Inc.	2.8%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	91.8%
Money Market Funds	8.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TIAGX

Timothy Plan Strategic Growth Fund

Class A (TSGAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$33,996,344
Number of Portfolio Holdings	8
Advisory Fee	$25,795
Portfolio Turnover	4%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	18.1%
Timothy Plan Fixed Income Fund - Class A	18.1%
Timothy Plan International ETF	15.6%
Timothy Plan International Fund - Class A	15.4%
Timothy Plan US Small Cap Core ETF	11.4%
Timothy Plan High Dividend Stock ETF	10.5%
Timothy Plan High Yield Bond Fund - Class A	9.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	55.5%
Money Market Funds	1.7%
Open End Funds	42.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TSGAX

Timothy Plan Strategic Growth Fund

Class C (TSGCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$73	1.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$33,996,344
Number of Portfolio Holdings	8
Advisory Fee	$25,795
Portfolio Turnover	4%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	18.1%
Timothy Plan Fixed Income Fund - Class A	18.1%
Timothy Plan International ETF	15.6%
Timothy Plan International Fund - Class A	15.4%
Timothy Plan US Small Cap Core ETF	11.4%
Timothy Plan High Dividend Stock ETF	10.5%
Timothy Plan High Yield Bond Fund - Class A	9.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	55.5%
Money Market Funds	1.7%
Open End Funds	42.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TSGCX

Timothy Plan Strategic Growth Fund

Class I (TISGX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Timothy Plan Strategic Growth Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://fund.timothyplan.com. You can also request this information by contacting us at (800) 846-7526.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$33,996,344
Number of Portfolio Holdings	8
Advisory Fee	$25,795
Portfolio Turnover	4%

Top 10 Holdings* (% of net assets)

Table Summary
Holding Name	% of Net Assets
Timothy Plan US Large/Mid Cap Core ETF	18.1%
Timothy Plan Fixed Income Fund - Class A	18.1%
Timothy Plan International ETF	15.6%
Timothy Plan International Fund - Class A	15.4%
Timothy Plan US Small Cap Core ETF	11.4%
Timothy Plan High Dividend Stock ETF	10.5%
Timothy Plan High Yield Bond Fund - Class A	9.3%

* Does not include cash/money market funds/equivalents. Based on percentage of net assets. Holdings can change at any time, are subject to risks discussed in the Fund’s prospectus, and should not be considered investment advice.

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	55.5%
Money Market Funds	1.7%
Open End Funds	42.8%

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://fund.timothyplan.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

You may elect to receive shareholder reports through electronic delivery or in paper, free of charge. You can contact your financial intermediary to request electronic delivery of your reports or that you receive paper copies of your reports. Your election to receive reports, whether through electronic delivery or in paper, will apply to all funds held with your financial intermediary.

TSR-SAR 033126-TISGX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Included Long Form Financial Statements

Semi-Annual Financial Statements and Additional Information

March 31, 2026

TIMOTHY PLAN FAMILY OF FUNDS

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 1

Section 1 | Schedule of Investments

MARCH 31, 2026 (UNAUDITED)

Small/Mid Cap Growth Fund

Shares		Fair Value
	COMMON STOCKS — 95.2%
	AEROSPACE & DEFENSE — 9.6%
20,250	FTAI Aviation Ltd.	$4,961,250
18,711	Howmet Aerospace, Inc.	4,312,137
12,776	Rocket Lab Corporation(a)	820,475
999	TransDigm Group, Inc.	1,157,801
		11,251,663
	APPAREL & TEXTILE PRODUCTS — 1.9%
31,057	Kontoor Brands, Inc.	2,182,997

	BANKING — 5.4%
110,819	First Horizon Corporation	2,522,240
12,924	Pinnacle Financial Partners, Inc.	1,113,273
18,974	Wintrust Financial Corporation	2,636,248
		6,271,761
	BEVERAGES — 0.6%
19,777	Celsius Holdings, Inc.(a)	701,688

	BIOTECH & PHARMA — 6.0%
110,502	Elanco Animal Health, Inc.(a)	2,644,313
19,945	Ionis Pharmaceuticals, Inc.(a)	1,497,670
4,852	United Therapeutics Corporation(a)	2,877,139
		7,019,122
	CONSTRUCTION MATERIALS — 1.4%
29,969	Amrize Ltd.	1,678,863

	DATA CENTER REIT — 1.5%
9,963	Digital Realty Trust, Inc.	1,795,432

	E-COMMERCE DISCRETIONARY — 1.7%
26,599	Wayfair, Inc., Class A(a)	2,000,511

	ELECTRIC UTILITIES — 3.7%
49,873	CenterPoint Energy, Inc.	2,152,519
14,779	Vistra Corporation	2,221,727
		4,374,246
	ELECTRICAL EQUIPMENT — 7.1%
23,258	Amphenol Corporation, Class A	2,938,648
22,867	Itron, Inc.(a)	2,049,569
13,172	Vertiv Holdings Company, Class A	3,300,640
		8,288,857

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 2

Small/Mid Cap Growth Fund

Shares		Fair Value
	ENGINEERING & CONSTRUCTION — 10.1%
3,296	Comfort Systems USA, Inc.	$4,545,151
11,108	MasTec, Inc.(a)	3,573,888
6,800	Quanta Services, Inc.	3,733,336
		11,852,375
	HEALTH CARE FACILITIES & SERVICES — 1.5%
27,566	GeneDx Holdings Corporation(a)	1,770,289

	INDUSTRIAL SUPPORT SERVICES — 3.0%
34,922	Fastenal Company	1,620,381
2,655	United Rentals, Inc.	1,934,327
		3,554,708
	LEISURE FACILITIES & SERVICES — 1.6%
5,146	Domino’s Pizza, Inc.	1,846,333

	MEDICAL EQUIPMENT & DEVICES — 5.5%
7,529	Insulet Corporation(a)	1,579,885
23,376	Merit Medical Systems, Inc.(a)	1,611,308
15,930	Natera, Inc.(a)	3,185,841
		6,377,034
	OIL & GAS PRODUCERS — 4.2%
12,477	Cheniere Energy, Inc.	3,540,474
6,698	Diamondback Energy, Inc.	1,324,797
		4,865,271
	RETAIL - CONSUMER STAPLES — 1.0%
5,096	Five Below, Inc.(a)	1,164,334

	RETAIL - DISCRETIONARY — 5.3%
11,935	Boot Barn Holdings, Inc.(a)	1,746,807
20,579	Ross Stores, Inc.	4,458,028
		6,204,835
	SEMICONDUCTORS — 12.8%
11,788	Coherent Corporation(a)	2,808,019
26,763	Marvell Technology, Inc.	2,650,875
3,031	Monolithic Power Systems, Inc.	3,313,945
4,510	Sandisk Corporation(a)	2,865,383
11,157	Teradyne, Inc.	3,307,604
		14,945,826
	SOFTWARE — 2.9%
7,436	MongoDB, Inc.(a)	1,820,110
42,018	QXO, Inc.(a)	815,990
5,208	Zscaler, Inc.(a)	730,630
		3,366,730

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 3

Small/Mid Cap Growth Fund

Shares		Fair Value
	TECHNOLOGY HARDWARE — 5.4%
5,613	Fabrinet(a)	$2,927,292
8,665	Seagate Technology Holdings plc	3,394,600
		6,321,892
	TECHNOLOGY SERVICES — 3.0%
3,952	CACI International, Inc., Class A(a)	2,149,374
2,619	MSCI, Inc.	1,411,667
		3,561,041

	TOTAL COMMON STOCKS (Cost $82,942,546)	111,395,808

	SHORT-TERM INVESTMENT — 8.6%
	MONEY MARKET FUND — 8.6%
9,998,964	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(b) (Cost $9,998,964)	9,998,964

	TOTAL INVESTMENTS — 103.8% (Cost $92,941,510)	$121,394,772
	LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%	(4,499,390)
	NET ASSETS — 100.0%	$116,895,382

Ltd.	Limited Company
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 4

International Fund

Shares		Fair Value
	COMMON STOCKS — 97.1%
	AEROSPACE & DEFENSE — 6.1%
82,000	Safran S.A. - ADR	$6,726,460
92,200	Thales S.A. - ADR	5,421,360
		12,147,820
	APPAREL & TEXTILE PRODUCTS — 2.3%
264,000	Cie Financiere Richemont S.A. - ADR	4,664,880

	BANKING — 16.9%
27,922	DBS Group Holdings Ltd. - ADR	5,005,577
67,100	ICICI Bank Ltd. - ADR	1,737,890
426,420	Itau Unibanco Holding S.A. - ADR	3,573,399
96,700	KBC Group N.V. - ADR	5,919,007
1,005,000	Lloyds Banking Group plc - ADR	5,055,150
292,000	Sumitomo Mitsui Financial Group, Inc. - ADR	5,767,000
176,000	UniCredit SpA - ADR	6,346,560
		33,404,583
	BIOTECH & PHARMA — 5.7%
6,000	Argenx S.E. - ADR(a)	4,381,500
137,000	Genmab A/S - ADR(a)	3,675,710
22,000	UCB S.A. - ADR	3,317,270
		11,374,480
	CHEMICALS — 1.8%
85,362	Air Liquide S.A. - ADR	3,542,523

	CONSTRUCTION MATERIALS — 2.9%
56,000	CRH plc	5,886,720

	DIVERSIFIED INDUSTRIALS — 2.2%
153,000	Hitachi Ltd. - ADR	4,453,830

	E-COMMERCE DISCRETIONARY — 0.7%
16,800	Sea Ltd. - ADR(a)	1,391,208

	ELECTRIC UTILITIES — 4.3%
438,000	Enel SpA - ADR	4,765,440
40,700	Iberdrola S.A. - ADR	3,754,168
		8,519,608
	ELECTRICAL EQUIPMENT — 4.2%
84,000	ABB Ltd. - ADR	6,760,320
10,000	Siemens Energy A.G. - ADR	1,687,200
		8,447,520

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 5

International Fund

Shares		Fair Value
	ENGINEERING & CONSTRUCTION — 1.4%
74,500	Vinci S.A. - ADR	$2,795,985

	FOOD — 0.7%
47,000	Ajinomoto Company, Inc. - ADR(a)	1,326,810

	HOUSEHOLD PRODUCTS — 1.6%
318,000	Haleon plc - ADR	3,183,180

	INDUSTRIAL SUPPORT SERVICES — 1.8%
53,600	Sunbelt Rentals Holdings, Inc.	3,488,824

	INSURANCE — 4.5%
297,000	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen - ADR	3,733,290
109,000	Tokio Marine Holdings, Inc. - ADR	5,138,260
		8,871,550
	INTERNET MEDIA & SERVICES — 2.3%
493,181	Prosus N.V. - ADR	4,561,924

	MACHINERY — 4.1%
244,000	Atlas Copco A.B. - ADR	3,796,640
66,150	Techtronic Industries Company Ltd. - ADR	4,400,298
		8,196,938
	MEDICAL EQUIPMENT & DEVICES — 6.2%
63,500	Alcon, Inc.	4,784,725
34,000	Hoya Corporation - ADR	5,869,420
55,400	Smith & Nephew plc - ADR	1,760,612
		12,414,757
	METALS & MINING — 3.0%
29,000	BHP Group Ltd. - ADR	2,109,460
19,100	Cameco Corporation	2,074,451
20,300	Rio Tinto plc - ADR	1,893,787
		6,077,698
	OIL & GAS PRODUCERS — 5.1%
122,600	Canadian Natural Resources Ltd.	5,974,298
100,000	Equinor ASA - ADR	4,220,000
		10,194,298
	SEMICONDUCTORS — 8.7%
7,410	ASM International N.V. - ADR	5,586,251
28,000	Infineon Technologies A.G. - ADR	1,265,880
9,300	NXP Semiconductors N.V.	1,830,798
25,800	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	8,719,110
		17,402,039

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 6

International Fund

Shares		Fair Value
	SOFTWARE — 1.5%
27,500	Nebius Group N.V.(a)	$2,853,400

	SPECIALTY FINANCE — 2.2%
149,000	ORIX Corporation - ADR	4,468,510

	TECHNOLOGY HARDWARE — 1.0%
213,328	FUJIFILM Holdings Corporation - ADR	2,033,016

	TRANSPORTATION & LOGISTICS — 3.6%
43,800	Canadian Pacific Kansas City Ltd.	3,445,308
64,000	Ryanair Holdings plc - ADR	3,699,200
		7,144,508
	WHOLESALE - CONSUMER STAPLES — 2.3%
371,000	ITOCHU Corporation - ADR	4,730,250

	TOTAL COMMON STOCKS (Cost $113,961,651)	193,576,859

	SHORT-TERM INVESTMENT — 2.5%
	MONEY MARKET FUND — 2.5%
4,963,173	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(b) (Cost $4,963,173)	4,963,173

	TOTAL INVESTMENTS — 99.6% (Cost $118,924,824)	$198,540,032
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%	772,341
	NET ASSETS — 100.0%	$199,312,373

A.B.	Aktiebolag
ADR	American Depositary Receipt
A/S	Anonim Sirketi
ASA	Allmennaksjeselskap
Ltd.	Limited Company
N.V.	Naamioze Vennootschap
plc	Public Limited Company
S.A.	Société Anonyme
S.E.	Societas Europaea
SpA	Societa per Azioni

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 7

International Fund

	DIVERSIFICATION OF ASSETS
% OF NET ASSETS	COUNTRY	% OF NET ASSETS	COUNTRY
16.9%	Japan	2.1%	Norway
9.6%	Netherlands	1.9%	Sweden
9.3%	France	1.9%	Spain
8.1%	Switzerland	1.8%	Denmark
6.0%	United Kingdom	1.8%	Brazil
5.8%	Canada	1.7%	United States
5.6%	Italy	1.1%	Australia
4.8%	Ireland	0.9%	India
4.6%	Belgium	0.7%	Cayman Islands
4.4%	Taiwan Province of China	97.1%	Total
3.4%	Germany	2.5%	Money Market Fund
2.5%	Singapore	0.4%	Other Assets in Excess of Liabilities
2.2%	Hong Kong	100.0%	Grand Total

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 8

Large/Mid Cap Growth Fund

Shares		Fair Value
	COMMON STOCKS — 85.3%
	ADVERTISING & MARKETING — 1.1%
7,078	AppLovin Corporation, Class A(a)	$2,817,044

	AEROSPACE & DEFENSE — 1.6%
9,302	Howmet Aerospace, Inc.	2,143,739
1,883	TransDigm Group, Inc.	2,182,322
		4,326,061
	ASSET MANAGEMENT — 0.8%
6,624	LPL Financial Holdings, Inc.	1,992,698

	BIOTECH & PHARMA — 0.7%
2,973	United Therapeutics Corporation(a)	1,762,930

	CHEMICALS — 3.6%
12,899	Linde plc	6,394,809
9,437	Sherwin-Williams Company (The)	3,025,030
		9,419,839
	COMMERCIAL SUPPORT SERVICES — 2.0%
17,667	Cintas Corporation	2,988,196
10,464	Waste Management, Inc.	2,404,523
		5,392,719
	CONSTRUCTION MATERIALS — 1.0%
4,571	Martin Marietta Materials, Inc.	2,690,856

	ELECTRIC UTILITIES — 0.9%
10,556	American Electric Power Company, Inc.	1,383,680
6,512	Vistra Corporation	978,949
		2,362,629
	ELECTRICAL EQUIPMENT — 8.0%
63,958	Amphenol Corporation, Class A	8,081,093
5,267	GE Vernova, Inc.	4,597,564
9,078	Trane Technologies plc	3,783,166
18,286	Vertiv Holdings Company, Class A	4,582,106
		21,043,929
	ENGINEERING & CONSTRUCTION — 1.3%
1,268	Comfort Systems USA, Inc.	1,748,560
3,111	Quanta Services, Inc.	1,708,001
		3,456,561
	HEALTH CARE FACILITIES & SERVICES — 0.8%
4,664	HCA Healthcare, Inc.	2,207,191

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 9

Large/Mid Cap Growth Fund

Shares		Fair Value
	INDUSTRIAL REIT — 1.2%
23,982	Prologis, Inc.	$3,169,941

	INDUSTRIAL SUPPORT SERVICES — 1.0%
58,936	Fastenal Company	2,734,630

	INFRASTRUCTURE REIT — 0.8%
12,203	American Tower Corporation	2,105,994

	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
31,099	Intercontinental Exchange, Inc.	4,891,251

	INSURANCE — 0.5%
7,268	Progressive Corporation (The)	1,440,808

	MACHINERY — 3.7%
13,830	Caterpillar, Inc.	9,798,002

	MEDICAL EQUIPMENT & DEVICES — 4.5%
4,215	Insulet Corporation(a)	884,476
10,612	Intuitive Surgical, Inc.(a)	4,892,026
5,328	Natera, Inc.(a)	1,065,547
15,495	Stryker Corporation	5,091,502
		11,933,551
	OIL & GAS PRODUCERS — 0.9%
33,202	Williams Companies, Inc. (The)	2,416,442

	RETAIL - CONSUMER STAPLES — 5.4%
14,310	Costco Wholesale Corporation	14,258,913

	RETAIL - DISCRETIONARY — 4.8%
4,639	Carvana Company(a)	1,458,409
66,627	O’Reilly Automotive, Inc.(a)	6,150,338
15,539	Ross Stores, Inc.	3,366,214
38,447	Tractor Supply Company	1,741,649
		12,716,610
	SEMICONDUCTORS — 20.3%
37,240	Analog Devices, Inc.	11,847,534
10,249	Astera Labs, Inc.(a)	1,123,290
63,773	Broadcom, Inc.	19,738,381
9,192	KLA Corporation	13,534,393
22,641	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	7,651,526
		53,895,124

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 10

Large/Mid Cap Growth Fund

Shares		Fair Value
	SOFTWARE — 11.6%
17,024	Cadence Design Systems, Inc.(a)	$4,730,459
9,670	Cloudflare, Inc., Class A(a)	1,995,308
9,470	CoreWeave, Inc., Class A(a)	733,641
8,028	Crowdstrike Holdings, Inc., Class A(a)	3,134,211
16,439	Datadog, Inc., Class A(a)	1,940,624
13,588	Guidewire Software, Inc.(a)	2,032,221
5,587	MongoDB, Inc.(a)	1,367,530
17,532	Palantir Technologies, Inc., Class A(a)	2,564,581
39,632	Palo Alto Networks, Inc.(a)	6,353,802
32,262	Shopify, Inc., Class A(a)	3,826,918
13,970	Snowflake, Inc.(a)	2,106,955
		30,786,250
	TECHNOLOGY HARDWARE — 5.4%
66,639	Arista Networks, Inc.(a)	8,181,936
16,105	Ciena Corporation(a)	6,252,444
		14,434,380
	TRANSPORTATION & LOGISTICS — 1.6%
41,651	Canadian Pacific Kansas City Ltd.	3,276,268
6,027	CH Robinson Worldwide, Inc.	1,000,904
		4,277,172

	TOTAL COMMON STOCKS (Cost $179,270,229)	226,331,525

	EXCHANGE-TRADED FUND — 10.0%
	EQUITY — 10.0%
573,000	Timothy Plan US Large/Mid Cap Core ETF(b)	26,610,120

	TOTAL EXCHANGE-TRADED FUND (Cost $20,988,985)	26,610,120

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 11

Large/Mid Cap Growth Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 4.7%
	MONEY MARKET FUND — 4.7%
12,482,263	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(c) (Cost $12,482,263)	$12,482,263

	TOTAL INVESTMENTS — 100.0% (Cost $212,741,477)	$265,423,908
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%(d)	(73,579)
	NET ASSETS — 100.0%	$265,350,329

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
Ltd.	Limited Company
plc	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(d)	Percentage rounds to less than 0.1%.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 12

Small Cap Value Fund

Shares		Fair Value
	COMMON STOCKS — 83.5%
	AEROSPACE & DEFENSE — 1.7%
25,348	AAR Corporation(a)	$2,774,592

	AUTOMOTIVE — 0.7%
27,128	XPEL, Inc.(a)	1,200,685

	BANKING — 14.4%
78,227	Atlantic Union Bankshares Corporation	2,795,833
23,198	City Holding Company	2,772,625
18,953	Coastal Financial Corporation(a)	1,442,323
53,690	FB Financial Corporation	2,788,659
49,669	First Bancorp	2,798,848
73,899	National Bank Holdings Corporation, Class A	2,893,885
19,008	Nicolet Bankshares, Inc.	2,824,969
78,391	Renasant Corporation	2,832,267
87,335	Seacoast Banking Corporation of Florida	2,645,377
		23,794,786
	BIOTECH & PHARMA — 1.6%
43,479	Prestige Consumer Healthcare, Inc.(a)	2,577,001

	CHEMICALS — 3.8%
35,201	Avient Corporation	1,277,796
13,381	Hawkins, Inc.	2,055,322
32,399	Sensient Technologies Corporation	2,800,569
		6,133,687
	CONSTRUCTION MATERIALS — 2.5%
33,800	Knife River Corporation(a)	2,759,770
37,842	Trex Company, Inc.(a)	1,378,206
		4,137,976
	ELECTRIC UTILITIES — 2.3%
71,634	Avista Corporation	2,875,389
14,417	Northwestern Energy Group, Inc.	950,657
		3,826,046
	ELECTRICAL EQUIPMENT — 3.3%
48,540	Atmus Filtration Technologies, Inc.	2,755,616
196,050	Hayward Holdings, Inc.(a)	2,623,149
		5,378,765
	ENGINEERING & CONSTRUCTION — 3.2%
25,948	Everus Construction Group, Inc.(a)	3,063,422
8,325	MYR Group, Inc.(a)	2,350,314
		5,413,736

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 13

Small Cap Value Fund

Shares		Fair Value
	FOOD — 0.7%
75,214	Once Upon a Farm PBC(a)	$1,229,749

	GAS & WATER UTILITIES — 1.7%
135,433	MDU Resources Group, Inc.	2,806,172

	HEALTH CARE FACILITIES & SERVICES — 0.9%
16,129	Addus HomeCare Corporation(a)	1,510,481

	HOME CONSTRUCTION — 1.4%
41,048	Century Communities, Inc.	2,355,334

	HOUSEHOLD PRODUCTS — 2.7%
52,220	Central Garden & Pet Company, Class A(a)	1,692,972
30,018	Interparfums, Inc.	2,726,835
		4,419,807
	INDUSTRIAL INTERMEDIATE PROD — 3.3%
19,113	AZZ, Inc.	2,391,610
11,810	Standex International Corporation	3,009,896
		5,401,506
	INSTITUTIONAL FINANCIAL SERVICES — 2.2%
75,528	Perella Weinberg Partners	1,371,588
30,988	Piper Sandler Cos	2,372,132
		3,743,720
	INSURANCE — 2.3%
100,248	Baldwin Insurance Group, Inc. (The)(a)	2,199,441
34,669	Skyward Specialty Insurance Group, Inc.(a)	1,514,342
		3,713,783
	LEISURE FACILITIES & SERVICES — 1.2%
36,512	Cheesecake Factory, Inc. (The)	1,999,032

	LEISURE PRODUCTS — 1.3%
57,081	YETI Holdings, Inc.(a)	2,088,594

	MACHINERY — 2.6%
8,056	Alamo Group, Inc.	1,328,998
11,578	Lindsay Corporation	1,378,592
29,984	Thermon Group Holdings, Inc.(a)	1,511,194
		4,218,784
	MEDICAL EQUIPMENT & DEVICES — 1.5%
36,622	Merit Medical Systems, Inc.(a)	2,524,354

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 14

Small Cap Value Fund

Shares		Fair Value
	METALS & MINING — 2.0%
113,220	Centerra Gold, Inc.	$2,014,184
54,707	Constellium S.E.(a)	1,344,698
		3,358,882
	OFFICE REIT — 1.8%
91,565	COPT Defense Properties	2,801,889

	OIL & GAS PRODUCERS — 5.2%
7,743	Gulfport Energy Corporation(a)	1,638,187
92,151	Infinity Natural Resources, Inc., Class A(a)	1,622,779
68,067	Magnolia Oil & Gas Corporation, Class A	2,148,875
51,054	Northern Oil & Gas, Inc.	1,492,308
25,105	Par Pacific Holdings, Inc.(a)	1,572,577
		8,474,726
	REAL ESTATE INVESTMENT TRUSTS — 1.6%
135,800	Urban Edge Properties	2,713,284

	REAL ESTATE SERVICES — 0.8%
85,461	Newmark Group, Inc., Class A	1,281,060

	RETAIL - DISCRETIONARY — 3.5%
49,026	Academy Sports & Outdoors, Inc.	2,767,518
8,429	Boot Barn Holdings, Inc.(a)	1,233,668
24,582	Sonic Automotive, Inc., Class A	1,685,588
		5,686,774
	RETAIL REIT — 2.4%
52,246	Curbline Properties Corporation	1,347,424
110,530	Four Corners Property Trust, Inc.	2,614,035
		3,961,459
	SEMICONDUCTORS — 4.5%
23,059	IPG Photonics Corporation(a)	2,642,331
34,457	Power Integrations, Inc.	1,764,198
87,078	Veeco Instruments, Inc.(a)	2,948,462
		7,354,991
	SOFTWARE — 3.2%
56,508	BlackLine, Inc.(a)	2,090,795
25,963	Donnelley Financial Solutions, Inc.(a)	1,223,896
135,140	Verra Mobility Corporation(a)	1,931,151
		5,245,842
	TRANSPORTATION & LOGISTICS — 0.8%
14,148	ArcBest Corporation	1,391,597

	TRANSPORTATION EQUIPMENT — 1.8%
52,351	Blue Bird Corporation(a)	2,973,013

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 15

Small Cap Value Fund

Shares		Fair Value
	WHOLESALE - DISCRETIONARY — 0.6%
46,500	Climb Global Solutions, Inc.	$921,630

	TOTAL COMMON STOCKS (Cost $127,508,146)	137,413,737

	EXCHANGE-TRADED FUND — 15.0%
	EQUITY — 15.0%
580,000	Timothy Plan US Small Cap Core ETF(b)	24,618,274

	TOTAL EXCHANGE-TRADED FUND (Cost $14,834,080)	24,618,274

	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND — 1.7%
2,823,418	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(c) (Cost $2,823,418)	2,823,418

	TOTAL INVESTMENTS — 100.2% (Cost $145,165,644)	$164,855,429
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%	(338,560)
	NET ASSETS — 100.0%	$164,516,869

ETF	Exchange-Traded Fund
PBC	Public Benefit Corporation
REIT	Real Estate Investment Trust
S.E.	Societas Europaea

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 16

Large/Mid Cap Value Fund

Shares		Fair Value
	COMMON STOCKS — 73.6%
	AEROSPACE & DEFENSE — 1.9%
17,708	General Dynamics Corporation	$6,077,740

	BANKING — 4.1%
46,051	Cullen/Frost Bankers, Inc.	6,312,671
71,186	SouthState Bank Corporation	6,586,129
		12,898,800
	CHEMICALS — 4.0%
63,202	Qnity Electronics, Inc.	7,292,246
16,964	Sherwin-Williams Company (The)	5,437,810
		12,730,056
	COMMERCIAL SUPPORT SERVICES — 1.6%
30,277	Waste Connections, Inc.	4,918,196

	CONSTRUCTION MATERIALS — 2.0%
45,228	Advanced Drainage Systems, Inc.	6,202,116

	CONTAINERS & PACKAGING — 3.8%
55,114	Crown Holdings, Inc.	5,525,179
29,860	Packaging Corporation of America	6,336,889
		11,862,068
	ELECTRIC UTILITIES — 4.9%
94,157	NextEra Energy, Inc.	8,745,302
58,443	WEC Energy Group, Inc.	6,765,946
		15,511,248
	ELECTRICAL EQUIPMENT — 5.7%
17,436	Hubbell, Inc.	8,556,543
26,828	Littelfuse, Inc.	9,104,082
		17,660,625
	FOOD — 2.9%
36,524	Marzetti Company	5,052,364
80,220	McCormick & Company, Inc.	4,046,297
		9,098,661
	HEALTH CARE FACILITIES & SERVICES — 1.8%
11,939	HCA Healthcare, Inc.	5,650,012

	INSTITUTIONAL FINANCIAL SERVICES — 1.9%
37,125	Intercontinental Exchange, Inc.	5,839,020

	INSURANCE — 1.3%
19,176	Arthur J. Gallagher & Company	4,153,138

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 17

Large/Mid Cap Value Fund

Shares		Fair Value
	LEISURE FACILITIES & SERVICES — 1.3%
11,309	Domino’s Pizza, Inc.	$4,057,556

	MACHINERY — 2.2%
12,301	Deere & Company	6,929,153

	MEDICAL EQUIPMENT & DEVICES — 3.2%
57,927	Revvity, Inc.	5,074,984
23,046	STERIS plc	5,096,163
		10,171,147
	OIL & GAS PRODUCERS — 5.0%
57,825	ConocoPhillips	7,632,900
55,916	EOG Resources, Inc.	8,083,776
		15,716,676
	REAL ESTATE INVESTMENT TRUSTS — 2.0%
47,957	Prologis, Inc.	6,338,956

	RETAIL - CONSUMER STAPLES — 1.9%
5,918	Costco Wholesale Corporation	5,896,873

	RETAIL - DISCRETIONARY — 2.0%
70,515	O’Reilly Automotive, Inc.(a)	6,509,240

	SEMICONDUCTORS — 6.8%
16,263	Broadcom, Inc.	5,033,561
86,922	Microchip Technology, Inc.	5,616,030
5,310	Monolithic Power Systems, Inc.	5,805,688
53,758	Rambus, Inc.(a)	4,624,801
		21,080,080
	SOFTWARE — 2.8%
18,138	Cadence Design Systems, Inc.(a)	5,040,006
10,890	Tyler Technologies, Inc.(a)	3,728,518
		8,768,524
	TECHNOLOGY HARDWARE — 2.1%
15,438	Motorola Solutions, Inc.	6,699,629

	TECHNOLOGY SERVICES — 3.0%
66,548	Amdocs Ltd.	4,342,922
9,445	CACI International, Inc., Class A(a)	5,136,853
		9,479,775
	TIMBER REIT — 1.8%
225,834	Weyerhaeuser Company	5,517,125

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 18

Large/Mid Cap Value Fund

Shares		Fair Value
	TRANSPORTATION & LOGISTICS — 2.3%
176,004	CSX Corporation	$7,224,964

	WHOLESALE - DISCRETIONARY — 1.3%
19,446	Pool Corporation	3,934,509

	TOTAL COMMON STOCKS (Cost $184,325,375)	230,925,887

	EXCHANGE-TRADED FUNDS — 20.4%
	EQUITY — 20.4%
858,500	Timothy Plan High Dividend Stock ETF(b)	35,507,560
616,000	Timothy Plan US Large/Mid Cap Core ETF(b)	28,607,040
		64,114,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $50,251,098)	64,114,600

	SHORT-TERM INVESTMENT — 6.1%
	MONEY MARKET FUND — 6.1%
19,253,869	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(c) (Cost $19,253,869)	19,253,869

	TOTAL INVESTMENTS — 100.1% (Cost $253,830,342)	$314,294,356
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(203,507)
	NET ASSETS — 100.0%	$314,090,849

ETF	Exchange-Traded Fund
Ltd.	Limited Company
plc	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 19

Fixed Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 5.7%
	CLO — 1.6%
1,665,000	Kubota Credit Owner Trust 2025-2 Series 2A A3(a)	4.4200	09/17/29	$1,670,385

	OTHER ABS — 4.1%
1,115,000	CNH Equipment Trust 2025-A Series A A3	4.3600	08/15/30	1,120,873
925,000	CNH Equipment Trust 2026-A Series A A3	4.0000	05/15/31	921,832
2,320,000	John Deere Owner Trust 2025 Series A A3	4.2300	09/17/29	2,327,839
				4,370,544

	TOTAL ASSET BACKED SECURITIES (Cost $6,024,614)			6,040,929

	CORPORATE BONDS — 30.9%
	CHEMICALS — 2.2%
1,570,000	Nutrien Ltd.	4.0000	12/15/26	1,566,654
805,000	Nutrien Ltd.	2.9500	05/13/30	754,764
				2,321,418
	COMMERCIAL SUPPORT SERVICES — 0.9%
450,000	Republic Services, Inc.	5.0000	04/01/34	454,943
450,000	Waste Management, Inc.	4.6250	02/15/33	451,739
				906,682
	ELECTRIC UTILITIES — 3.4%
2,205,000	American Electric Power Company, Inc.	3.2000	11/13/27	2,165,393
1,000,000	Electricite de France S.A.(a)	5.7000	05/23/28	1,023,623
405,000	National Rural Utilities Cooperative Finance Corporation	5.0500	09/15/28	411,469
				3,600,485
	GAS & WATER UTILITIES — 2.0%
2,185,000	NiSource, Inc.	3.4900	05/15/27	2,162,294

	INSTITUTIONAL FINANCIAL SERVICES — 0.9%
1,000,000	Cboe Global Markets, Inc.	3.6500	01/12/27	995,676

	MACHINERY — 1.7%
900,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	900,292
900,000	John Deere Capital Corporation	3.9000	06/07/32	872,785
				1,773,077
	METALS & MINING — 3.6%
925,000	BHP Billiton Finance USA Ltd.	5.1250	02/21/32	944,755
1,430,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	1,461,688
930,000	Rio Tinto Finance USA plc	5.0000	03/14/32	948,858
450,000	Rio Tinto Finance USA plc	5.0000	03/09/33	457,672
				3,812,973

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 20

Fixed Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	OIL & GAS PRODUCERS — 6.5%
1,815,000	Columbia Pipelines Holding Company, LLC(a)	6.0420	08/15/28	$1,873,352
1,595,000	Columbia Pipelines Operating Company, LLC(a)	5.6950	10/01/54	1,511,704
1,150,000	Energy Transfer, L.P.	5.6000	09/01/34	1,172,965
1,980,000	Energy Transfer, L.P.	6.2500	04/15/49	1,945,376
450,000	Enterprise Products Operating, LLC	5.3500	01/31/33	464,522
				6,967,919
	REAL ESTATE INVESTMENT TRUSTS — 4.5%
930,000	American Tower Corporation	5.3500	03/15/35	936,993
1,520,000	Digital Realty Trust, L.P.	3.7000	08/15/27	1,504,789
260,000	Extra Space Storage, L.P.	3.9000	04/01/29	254,623
2,200,000	Healthpeak Properties, Inc.	3.5000	07/15/29	2,129,002
				4,825,407
	RETAIL - CONSUMER STAPLES — 1.5%
1,575,000	Dollar General Corporation	4.1250	05/01/28	1,565,374

	RETAIL - DISCRETIONARY — 1.7%
1,795,000	Tractor Supply Company	5.2500	05/15/33	1,824,429

	TRANSPORTATION & LOGISTICS — 2.0%
2,190,000	CSX Corporation	3.2500	06/01/27	2,165,806

	TOTAL CORPORATE BONDS (Cost $32,956,530)			32,921,540

	NON U.S. GOVERNMENT & AGENCIES — 4.8%
	LOCAL AUTHORITY — 2.1%
2,235,000	Province of Ontario Canada	2.5000	04/27/26	2,232,847

	SOVEREIGN — 2.7%
1,800,000	Israel Government International Bond	5.5000	03/12/34	1,824,755
1,000,000	Mexico Government International Bond	6.8750	05/13/37	1,043,420
				2,868,175

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $5,005,518)			5,101,022

	U.S. GOVERNMENT & AGENCIES — 56.4%
	AGENCY FIXED RATE — 38.2%
890,335	Fannie Mae Pool FM5537	2.0000	01/01/36	821,272
653,595	Fannie Mae Pool MA4316	2.5000	04/01/36	617,673
542,445	Fannie Mae Pool MA4366	2.5000	06/01/41	490,461
308,102	Fannie Mae Pool MA4475	2.5000	10/01/41	277,842

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 21

Fixed Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	AGENCY FIXED RATE — 38.2% (Continued)
899,756	Fannie Mae Pool MA4617	3.0000	04/01/42	$835,438
735,218	Fannie Mae Pool FM4053	2.5000	08/01/50	630,920
1,037,653	Fannie Mae Pool CA8897	3.0000	02/01/51	930,590
642,451	Fannie Mae Pool MA4258	3.5000	02/01/51	593,828
362,888	Fannie Mae Pool FM6550	2.0000	03/01/51	298,585
616,066	Fannie Mae Pool CB0855	3.0000	06/01/51	547,216
1,248,491	Fannie Mae Pool FS3744	2.0000	07/01/51	1,016,851
377,702	Fannie Mae Pool FS1807	3.5000	07/01/51	349,946
1,262,739	Fannie Mae Pool CB1384	2.5000	08/01/51	1,081,759
672,450	Fannie Mae Pool FS9085	3.0000	12/01/51	594,388
1,132,448	Fannie Mae Pool FS6141	2.0000	01/01/52	925,589
277,353	Fannie Mae Pool BU1322	2.5000	02/01/52	238,439
780,718	Fannie Mae Pool CB3486	3.5000	05/01/52	718,087
410,446	Fannie Mae Pool FS1704	4.0000	05/01/52	391,072
676,614	Fannie Mae Pool BV9960	4.0000	06/01/52	644,066
1,700,153	Fannie Mae Pool BV8017	4.5000	08/01/52	1,649,454
1,021,921	Fannie Mae Pool MA4733	4.5000	09/01/52	991,130
740,641	Fannie Mae Pool FS3159	4.5000	10/01/52	721,270
1,053,970	Fannie Mae Pool FS4075	5.0000	04/01/53	1,050,963
1,017,871	Fannie Mae Pool FS5044	4.5000	06/01/53	994,769
243,112	Fannie Mae Pool FS4621	5.0000	06/01/53	243,358
791,491	Fannie Mae Pool FS8291	5.5000	07/01/53	807,267
933,029	Fannie Mae Pool FS6787	6.0000	01/01/54	967,795
983,253	Fannie Mae Pool CB7980	5.5000	02/01/54	1,001,560
198,697	Fannie Mae Pool FS8138	6.5000	06/01/54	208,953
1,080,000	Fannie Mae Pool DG2249	5.0000	03/01/56	1,065,838
41,438	Ginnie Mae I Pool 723248	5.0000	10/15/39	42,314
185,474	Ginnie Mae I Pool 783060	4.0000	08/15/40	177,683
97,952	Ginnie Mae I Pool 783403	3.5000	09/15/41	92,161
76,467	Ginnie Mae II Pool 4520	5.0000	08/20/39	77,940
104,570	Ginnie Mae II Pool 4947	5.0000	02/20/41	105,702
191,861	Ginnie Mae II Pool MA3376	3.5000	01/20/46	180,592
122,163	Ginnie Mae II Pool MA3596	3.0000	04/20/46	110,554
324,537	Ginnie Mae II Pool MA3663	3.5000	05/20/46	303,934
117,635	Ginnie Mae II Pool MA3736	3.5000	06/20/46	110,166
204,165	Ginnie Mae II Pool MA4004	3.5000	10/20/46	192,066
136,304	Ginnie Mae II Pool MA4509	3.0000	06/20/47	123,518
163,000	Ginnie Mae II Pool MA4652	3.5000	08/20/47	153,622
200,235	Ginnie Mae II Pool MA4719	3.5000	09/20/47	187,910
204,549	Ginnie Mae II Pool MA4778	3.5000	10/20/47	190,631
161,315	Ginnie Mae II Pool MA4901	4.0000	12/20/47	154,035
139,236	Ginnie Mae II Pool MA4963	4.0000	01/20/48	132,926

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 22

Fixed Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	AGENCY FIXED RATE — 38.2% (Continued)
129,633	Ginnie Mae II Pool MA6092	4.5000	08/20/49	$126,724
139,898	Ginnie Mae II Pool MA6156	4.5000	09/20/49	137,081
517,674	Ginnie Mae II Pool BN2662	3.0000	10/20/49	463,342
128,222	Ginnie Mae II Pool MA6221	4.5000	10/20/49	126,722
128,835	Ginnie Mae II Pool MA6477	4.5000	02/20/50	126,640
203,011	Ginnie Mae II Pool MA6478	5.0000	02/20/50	205,406
205,323	Ginnie Mae II Pool MA6544	4.5000	03/20/50	201,698
144,925	Ginnie Mae II Pool MA6545	5.0000	03/20/50	146,872
877,522	Ginnie Mae II Pool MA6598	2.5000	04/20/50	756,615
213,572	Ginnie Mae II Pool MA6600	3.5000	04/20/50	199,244
179,769	Ginnie Mae II Pool MA6601	4.0000	04/20/50	170,190
154,228	Ginnie Mae II Pool MA6603	5.0000	04/20/50	155,731
786,982	Ginnie Mae II Pool MA7255	2.5000	03/20/51	677,508
581,309	Ginnie Mae II Pool MA7418	2.5000	06/20/51	500,478
958,722	Ginnie Mae II Pool MA7419	3.0000	06/20/51	857,164
875,513	Ginnie Mae II Pool MA7472	2.5000	07/20/51	753,724
992,479	Ginnie Mae II Pool CE1974	3.0000	08/20/51	898,152
962,158	Ginnie Mae II Pool CE1990	2.5000	09/20/51	827,775
1,031,319	Ginnie Mae II Pool MA7705	2.5000	11/20/51	887,904
1,087,853	Ginnie Mae II Pool MA7768	3.0000	12/20/51	972,694
820,987	Ginnie Mae II Pool MA7829	3.5000	01/20/52	759,913
784,616	Ginnie Mae II Pool MA7939	4.0000	03/20/52	741,682
911,227	Ginnie Mae II Pool MA7987	2.5000	04/20/52	784,511
857,012	Ginnie Mae II Pool MA8268	4.5000	09/20/52	834,240
865,649	Ginnie Mae II Pool MA8800	5.0000	04/20/53	860,990
1,045,321	Ginnie Mae II Pool MA8874	3.0000	05/20/53	938,953
1,035,922	Ginnie Mae II Pool MA8943	3.0000	06/20/53	929,866
743,676	Ginnie Mae II Pool MA9017	5.5000	07/20/53	753,620
838,156	Ginnie Mae II Pool MB0091	5.0000	12/20/54	831,352
188,448	Ginnie Mae II Pool MB0366	5.5000	05/20/55	189,866
				40,858,790
	U.S. TREASURY BILLS — 18.2%
845,000	United States Treasury Note	3.6250	08/31/30	834,801
430,000	United States Treasury Note	4.6250	04/30/31	442,858
6,130,000	United States Treasury Note	4.2500	08/15/35	6,112,759
2,940,000	United States Treasury Note	4.5000	02/15/44	2,817,462
7,655,000	United States Treasury Note	4.6250	05/15/54	7,320,393
1,970,000	United States Treasury Note	4.7500	08/15/55	1,925,213
				19,453,486

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $63,612,333)			60,312,276

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 23

Fixed Income Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND — 1.5%
1,568,813	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(b) (Cost $1,568,813)	$1,568,813

	TOTAL INVESTMENTS — 99.3% (Cost $109,167,808)	$105,944,580
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%	711,709
	NET ASSETS — 100.0%	$106,656,289

LLC	Limited Liability Company
L.P.	Limited Partnership
Ltd.	Limited Company
plc	Public Limited Company
S.A.	Société Anonyme

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total market value of Rule 144A securities is $6,079,064 or 5.7% of net assets.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 24

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.9%
	AEROSPACE & DEFENSE — 2.2%
1,165,000	Goat Holdco, LLC(a)		6.7500	02/01/32	$1,173,417
2,000,000	TransDigm, Inc.(a)		6.3750	03/01/29	2,033,088
1,250,000	TransDigm, Inc.(a)		6.8750	12/15/30	1,280,843
325,000	TransDigm, Inc.(a)		6.2500	01/31/34	328,735
					4,816,083
	AUTOMOTIVE — 5.0%
2,705,000	Adient Global Holdings Ltd.(a)		7.5000	02/15/33	2,736,343
5,620,000	Aptiv plc / Aptiv Global Financing DAC(b)	H15T5Y + 3.385%	6.8750	12/15/54	5,669,208
2,500,000	Goodyear Tire & Rubber Company (The)		5.6250	04/30/33	2,193,488
					10,599,039
	CHEMICALS — 10.3%
1,750,000	Avient Corporation(a)		7.1250	08/01/30	1,779,579
1,145,000	Avient Corporation(a)		6.2500	11/01/31	1,153,781
2,500,000	Chemours Company (The)(a)		4.6250	11/15/29	2,352,459
2,815,000	Chemours Company (The)(a)		8.0000	01/15/33	2,831,656
2,360,000	INEOS Finance plc(a)		7.5000	04/15/29	2,291,113
5,065,000	Mativ Holdings, Inc.(a)		8.0000	10/01/29	4,723,325
1,375,000	Tronox, Inc.(a)		4.6250	03/15/29	1,102,587
905,000	Tronox, Inc.(a)		9.1250	09/30/30	904,700
2,500,000	WR Grace Holdings, LLC(a)		5.6250	08/15/29	2,294,264
1,000,000	WR Grace Holdings, LLC(a)		7.3750	03/01/31	1,003,206
1,345,000	WR Grace Holdings, LLC(a)		6.6250	08/15/32	1,307,853
330,000	WR Grace Holdings, LLC(a)		7.0000	08/01/33	320,770
					22,065,293
	COMMERCIAL SUPPORT SERVICES — 5.8%
2,310,000	Allied Universal Holdco, LLC(a)		7.8750	02/15/31	2,383,135
125,000	Allied Universal Holdco, LLC/ Allied Universal Finance Corporation(a)		4.6250	06/01/28	122,028
1,625,000	Clean Harbors, Inc.(a)		6.3750	02/01/31	1,650,693
1,500,000	GFL Environmental, Inc.(a)		6.7500	01/15/31	1,553,553
2,250,000	VT Topco, Inc.(a)		8.5000	08/15/30	2,292,334
3,225,000	Waste Pro USA, Inc.(a)		7.0000	02/01/33	3,269,231
1,000,000	Williams Scotsman, Inc.(a)		6.6250	06/15/29	1,012,526
					12,283,500
	CONSTRUCTION MATERIALS — 0.9%
660,000	Quikrete Holdings, Inc.(a)		6.3750	03/01/32	669,411
975,000	Standard Building Solutions, Inc.(a)		6.2500	08/01/33	962,394
335,000	Standard Industries, Inc.(a)		6.5000	08/15/32	335,388
					1,967,193

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 25

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CONSUMER SERVICES — 4.7%
4,842,000	PROG Holdings, Inc.(a)		6.0000	11/15/29	$4,603,822
5,750,000	Upbound Group, Inc.(a)		6.3750	02/15/29	5,576,711
					10,180,533
	CONTAINERS & PACKAGING — 2.9%
1,250,000	Graphic Packaging International, LLC(a)		3.7500	02/01/30	1,148,087
2,800,000	Mauser Packaging Solutions Holding Company(a)		7.8750	04/15/30	2,793,602
1,750,000	TriMas Corporation(a)		4.1250	04/15/29	1,666,473
238,000	Trivium Packaging Finance BV(a)		8.2500	07/15/30	249,188
300,000	Trivium Packaging Finance BV(a)		12.2500	01/15/31	325,088
					6,182,438
	ELECTRIC UTILITIES — 2.4%
2,910,000	Alpha Generation, LLC(a)		6.7500	10/15/32	2,941,821
2,000,000	Vistra Corporation(a)(b)	H15T5Y + 5.740%	7.0000	Perpetual	2,011,676
250,000	Vistra Operations Company, LLC(a)		4.3750	05/01/29	244,222
					5,197,719
	ELECTRICAL EQUIPMENT — 2.5%
1,000,000	BWX Technologies, Inc.(a)		4.1250	06/30/28	970,820
1,000,000	BWX Technologies, Inc.(a)		4.1250	04/15/29	961,669
700,000	Gates Corporation (The)(a)		6.8750	07/01/29	718,982
1,360,000	WESCO Distribution, Inc.(a)		6.3750	03/15/29	1,385,128
1,360,000	WESCO Distribution, Inc.(a)		6.6250	03/15/32	1,392,953
					5,429,552
	FOOD — 1.7%
3,755,000	B&G Foods, Inc.(a)		8.0000	09/15/28	3,686,099

	HEALTH CARE FACILITIES & SERVICES — 4.8%
4,320,000	HAH Group Holding Company, LLC(a)		9.7500	10/01/31	3,786,207
4,215,000	National Mentor Holdings, Inc.(a)		10.5000	12/15/30	4,354,393
1,750,000	Pediatrix Medical Group, Inc.(a)		5.3750	02/15/30	1,726,295
526,000	Tenet Healthcare Corporation		6.1250	10/01/28	527,029
					10,393,924
	HOME CONSTRUCTION — 3.3%
1,000,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		4.6250	04/01/30	928,019
1,045,000	Ashton Woods USA, LLC / Ashton Woods Finance Company(a)		6.8750	08/01/33	1,008,118
685,000	Dream Finders Homes, Inc.(a)		6.8750	09/15/30	655,734
680,000	STL Holding Company, LLC(a)		8.7500	02/15/29	702,970
2,023,000	Weekley Homes, LLC / Weekley Finance Corporation(a)		4.8750	09/15/28	1,952,193
1,890,000	Weekley Homes, LLC / Weekley Finance Corporation(a)		6.7500	01/15/34	1,810,998
					7,058,032
	HOUSEHOLD PRODUCTS — 1.9%
4,230,000	Energizer Holdings, Inc.(a)		6.0000	09/15/33	3,963,723

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 26

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	INSTITUTIONAL FINANCIAL SERVICES — 0.8%
1,576,000	Aretec Group, Inc.(a)		10.0000	08/15/30	$1,673,299

	INSURANCE — 3.4%
1,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		7.5000	11/06/30	1,004,308
3,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)		6.7500	07/01/32	2,894,638
65,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)		8.0000	12/31/32	67,377
350,000	Asurion, LLC and Asurion Co-Issuer, Inc.(a)		8.3750	02/01/34	339,358
1,075,000	Baldwin Insurance Group Holdings, LLC / Baldwin Insurance Group Holdings Finance, Inc.(a)		7.1250	05/15/31	1,078,161
1,000,000	HUB International Ltd.(a)		7.2500	06/15/30	1,025,514
1,000,000	Ryan Specialty, LLC(a)		5.8750	08/01/32	989,149
					7,398,505
	MACHINERY — 0.7%
1,000,000	Esab Corporation(a)		6.2500	04/15/29	1,016,011
500,000	SPX FLOW, Inc.(a)		8.7500	04/01/30	510,940
					1,526,951
	MEDICAL EQUIPMENT & DEVICES — 2.0%
750,000	Bausch & Lomb Escrow Corporation(a)		8.3750	10/01/28	775,313
325,000	Insulet Corporation(a)		6.5000	04/01/33	331,175
3,000,000	Sotera Health Holdings, LLC(a)		7.3750	06/01/31	3,099,117
					4,205,605
	METALS & MINING — 0.4%
1,000,000	Kaiser Aluminum Corporation(a)		4.5000	06/01/31	945,454

	OIL & GAS PRODUCERS — 5.5%
2,022,000	CQP Holdco, L.P. / BIP-V Chinook Holdco, LLC(a)		5.5000	06/15/31	1,971,700
600,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		8.2500	01/15/29	620,214
750,000	Genesis Energy, L.P. / Genesis Energy Finance Corporation		8.8750	04/15/30	783,608
3,500,000	Global Partners, L.P. / GLP Finance Corporation(a)		8.2500	01/15/32	3,632,548
3,075,000	ITT Holdings, LLC(a)		6.5000	08/01/29	2,991,356
1,750,000	Permian Resources Operating, LLC(a)		5.8750	07/01/29	1,753,080
100,000	Permian Resources Operating, LLC(a)		7.0000	01/15/32	103,672
					11,856,178
	REAL ESTATE INVESTMENT TRUSTS — 2.6%
2,500,000	MPT Operating Partnership, L.P. / MPT Finance Corporation		4.6250	08/01/29	1,943,969
1,420,000	MPT Operating Partnership, L.P. / MPT Finance Corporation(a)		8.5000	02/15/32	1,440,755
750,000	Service Properties Trust		5.5000	12/15/27	752,185
1,375,000	Service Properties Trust(a)		8.6250	11/15/31	1,436,291
					5,573,200

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 27

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	REAL ESTATE OWNERS & DEVELOPERS — 2.0%
1,500,000	Greystar Real Estate Partners, LLC(a)		7.7500	09/01/30	$1,561,248
2,999,000	Howard Hughes Corporation (The)(a)		4.3750	02/01/31	2,753,723
					4,314,971
	REAL ESTATE SERVICES — 0.5%
1,000,000	Newmark Group, Inc.		7.5000	01/12/29	1,048,955

	RETAIL — CONSUMER STAPLES — 0.5%
1,250,000	Ingles Markets, Inc.(a)		4.0000	06/15/31	1,166,222

	RETAIL — DISCRETIONARY — 4.5%
1,250,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	1,235,127
1,065,000	Cougar JV Subsidiary, LLC(a)		8.0000	05/15/32	1,103,256
2,000,000	Ken Garff Automotive, LLC(a)		4.8750	09/15/28	1,968,300
1,000,000	Lithia Motors, Inc.(a)		4.3750	01/15/31	940,261
325,000	Michaels Companies, Inc. (The)(a)		8.5000	03/15/33	316,734
655,000	Michaels Companies, Inc. (The)(a)		11.0000	03/15/34	606,909
1,600,000	Queen MergerCo, Inc.(a)		6.7500	04/30/32	1,628,106
2,050,000	Sonic Automotive, Inc.(a)		4.8750	11/15/31	1,942,700
					9,741,393
	SOFTWARE — 1.8%
700,000	Clarivate Science Holdings Corporation(a)		3.8750	07/01/28	661,182
1,400,000	Clarivate Science Holdings Corporation(a)		4.8750	07/01/29	1,216,127
2,000,000	UKG, Inc.(a)		6.8750	02/01/31	1,942,446
					3,819,755
	SPECIALTY FINANCE — 19.6%
1,000,000	AerCap Ireland Capital DAC / Aercap Global Aviation Trust(b)	H15T5Y + 2.720%	6.9500	03/10/55	1,024,931
3,000,000	Air Lease Corporation(b)	H15T5Y + 4.076%	4.6500	Perpetual	2,994,486
650,000	Arbor Realty SR, Inc.(a)		8.5000	12/15/28	639,334
4,355,000	Arbor Realty SR, Inc.(a)		7.8750	07/15/30	4,028,990
500,000	Burford Capital Global Finance, LLC(a)		6.2500	04/15/28	470,860
1,785,000	Burford Capital Global Finance, LLC(a)		9.2500	07/01/31	1,613,096
705,000	Burford Capital Global Finance, LLC(a)		7.5000	07/15/33	589,528
500,000	Freedom Mortgage Corporation(a)		6.6250	01/15/27	499,549
2,090,000	Freedom Mortgage Holdings, LLC(a)		6.8750	05/01/31	1,956,193
2,500,000	Freedom Mortgage Holdings, LLC(a)		9.1250	05/15/31	2,542,753
330,000	Freedom Mortgage Holdings, LLC(a)		8.3750	04/01/32	324,915
1,015,000	Freedom Mortgage Holdings, LLC(a)		7.8750	04/01/33	952,870
3,955,000	ILFC E-Capital Trust I(a)(b)	TSFR3M + 1.812%	6.3800	12/21/65	3,375,407
3,000,000	ILFC E-Capital Trust II(a)(b)	TSFR3M + 2.062%	6.6300	12/21/65	2,616,294
3,670,000	Jefferies Finance, LLC / JFIN Co-Issuer Corporation(a)		6.6250	10/15/31	3,504,142
1,000,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corporation(a)		7.0000	07/15/31	1,034,329

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 28

High Yield Bond Fund

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	SPECIALTY FINANCE — 19.6% (Continued)
1,000,000	OneMain Finance Corporation		6.1250	05/15/30	$978,542
2,000,000	PennyMac Financial Services, Inc.(a)		6.8750	05/15/32	1,923,063
4,050,000	Rithm Capital Corporation(a)		8.0000	04/01/29	3,979,772
2,150,000	Rithm Capital Corporation(a)		8.0000	07/15/30	2,075,103
820,000	Starwood Property Trust, Inc.(a)		6.0000	04/15/30	818,490
1,000,000	Starwood Property Trust, Inc.(a)		6.5000	07/01/30	1,021,315
655,000	Starwood Property Trust, Inc.(a)		6.5000	10/15/30	664,334
1,995,000	Velocity Commercial Capital, LLC(a)		9.3750	02/15/31	1,995,908
655,000	Walker & Dunlop, Inc.(a)		6.6250	04/01/33	640,726
					42,264,930
	STEEL — 1.8%
1,500,000	Commercial Metals Company		4.3750	03/15/32	1,388,374
640,000	Commercial Metals Company(a)		5.7500	11/15/33	633,771
2,004,000	TMS International Corporation(a)		6.2500	04/15/29	1,936,045
					3,958,190
	TECHNOLOGY HARDWARE — 1.2%
550,000	Ciena Corporation(a)		4.0000	01/31/30	523,509
1,000,000	TTM Technologies, Inc.(a)		4.0000	03/01/29	960,096
1,000,000	Zebra Technologies Corporation(a)		6.5000	06/01/32	1,006,071
					2,489,676
	TECHNOLOGY SERVICES — 0.9%
995,000	CACI International, Inc.(a)		6.3750	06/15/33	1,013,211
1,000,000	Insight Enterprises, Inc.(a)		6.6250	05/15/32	965,974
					1,979,185
	TRANSPORTATION & LOGISTICS — 0.3%
660,000	Stonepeak Nile Parent, LLC(a)		7.2500	03/15/32	688,379

	TOTAL CORPORATE BONDS (Cost $208,190,493)				208,473,976

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 29

High Yield Bond Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND — 1.7%
3,636,838	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(c) (Cost $3,636,838)	$3,636,838

	TOTAL INVESTMENTS — 98.6% (Cost $211,827,331)	$212,110,814
	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%	3,070,345
	NET ASSETS — 100.0%	$215,181,159

BV	Besloten Vennootschap
DAC	Designated Activity Company
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
L.P.	Limited Partnership
Ltd.	Limited Company
plc	Public Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
TSFR3M	Term Secured Overnight Financing Rate 3 Month

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total market value of Rule 144A securities is $188,548,987 or 87.6% of net assets.

(b)	Variable rate security; the rate shown represents the rate on March 31, 2026.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 30

Israel Common Values Fund

Shares		Fair Value
	COMMON STOCKS — 95.8%
	AEROSPACE & DEFENSE — 9.9%
17,101	Elbit Systems Ltd.	$14,520,288
97,000	Leonardo DRS, Inc.	4,318,440
		18,838,728
	APPAREL & TEXTILE PRODUCTS — 1.8%
23,816	Delta Galil Ltd.	1,233,860
23,000	Fox Wizel Ltd.	1,982,318
		3,216,178
	BANKING — 13.8%
478,000	Bank Leumi Le-Israel BM	10,609,555
45,300	First International Bank of Israel Ltd.	3,490,821
527,000	Israel Discount Bank Ltd., Class A	5,276,201
95,000	Mizrahi Tefahot Bank Ltd.	6,882,614
		26,259,191
	ELECTRIC UTILITIES — 1.4%
23,400	Ormat Technologies, Inc.	2,618,968

	ELECTRICAL EQUIPMENT — 2.5%
31,400	Camtek Ltd.(a)	4,760,554

	ENGINEERING & CONSTRUCTION — 0.5%
167,173	Shikun & Binui Ltd.(a)	873,002

	HEALTH CARE FACILITIES & SERVICES — 1.0%
12,769	Danel Adir Yeoshua Ltd.	1,809,987

	HOME CONSTRUCTION — 0.6%
200,000	Aura Investments Ltd.	1,208,536

	INSTITUTIONAL FINANCIAL SERVICES — 8.5%
365,194	Tel Aviv Stock Exchange Ltd.	16,097,665

	INSURANCE — 9.8%
80,000	Harel Insurance Investments & Financial Services Ltd.	4,429,603
693,628	Migdal Insurance & Financial Holdings Ltd.(a)	3,639,876
199,400	Phoenix Financial Ltd.	10,527,112
		18,596,591
	LEISURE FACILITIES & SERVICES — 1.3%
13,735	Fattal Holdings 1998 Ltd.(a)	2,500,370

	MEDICAL EQUIPMENT & DEVICES — 1.2%
172,606	Brainsway Ltd. - ADR(a)	2,293,934

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 31

Israel Common Values Fund

Shares		Fair Value
	OIL & GAS PRODUCERS — 6.0%
74,968	Energean plc	$857,299
102,000	Energean plc	1,188,913
5,600	Israel Corp Ltd.	1,564,965
1,100,000	Isramco Negev 2, L.P.	741,660
475,000	Newmed Energy, L.P.	2,717,695
8,000	Paz Oil Company Ltd.	1,969,786
1,600,000	Ratio Energies Finance, L.P.	2,213,529
		11,253,847
	REAL ESTATE INVESTMENT TRUSTS — 2.9%
12,000	Big Shopping Centers Ltd.	2,735,617
399,000	Reit 1 Ltd.	2,848,822
		5,584,439
	REAL ESTATE OWNERS & DEVELOPERS — 9.8%
312,000	Amot Investments Ltd.	1,908,139
44,000	Azrieli Group Ltd.	5,859,109
40,000	Elco Ltd.	1,679,229
117,674	G City Ltd.	435,996
180,000	Gav-Yam Lands Corp Ltd.	2,051,713
27,380	Melisron Ltd.	3,535,313
703,430	Mivne Real Estate KD Ltd.	2,915,019
14,226	Orion Retail Properties Ltd.(a)	13,763
		18,398,281
	RENEWABLE ENERGY — 1.4%
446,360	Energix-Renewable Energies Ltd.	2,683,014

	RETAIL - CONSUMER STAPLES — 3.7%
225,000	Max Stock Ltd.	1,904,160
18,700	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,239,742
195,000	Shufersal Ltd.	2,848,440
		6,992,342
	SEMICONDUCTORS — 10.4%
20,900	Nova Ltd.(a)	9,076,452
60,323	Tower Semiconductor Ltd.(a)	10,585,480
		19,661,932
	SOFTWARE — 4.2%
13,400	Cyber Ark Software Ltd.(a)(b)	603,000
29,935	Hilan Ltd.	1,846,958
41,000	One Software Technologies Ltd.	769,329
29,486	Palo Alto Networks, Inc.(a)	4,727,195
		7,946,482

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 32

Israel Common Values Fund

Shares		Fair Value
	TECHNOLOGY HARDWARE — 3.7%
61,348	Next Vision Stabilized Systems Ltd.	$5,950,813
95,614	RP Optical Lab Ltd.(a)	1,114,782
		7,065,595
	TECHNOLOGY SERVICES — 1.4%
98,993	Matrix IT Ltd.	2,743,456

	TOTAL COMMON STOCKS (Cost $56,757,905)	181,403,092

	SHORT-TERM INVESTMENT — 4.1%
	MONEY MARKET FUND – 4.1%
7,693,495	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(c) (Cost $7,693,495)	7,693,495

	TOTAL INVESTMENTS — 99.9% (Cost $64,451,400)	$189,096,587
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	187,032
	NET ASSETS — 100.0%	$189,283,619

ADR	American Depositary Receipt
L.P.	Limited Partnership
Ltd.	Limited Company
plc	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security is fair valued and is Level 2.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 33

Israel Common Values Fund

DIVERSIFICATION OF ASSETS
% OF NET ASSETS	COUNTRY
88.6%	Israel
6.1%	United States
1.1%	United Kingdom
95.8%	Total
4.1%	Money Market Fund
0.1%	Other Assets in Excess of Liabilities
100.0%	Grand Total

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 34

Defensive Strategies Fund

Shares		Fair Value
	CLOSED END FUND — 2.2%
	COMMODITY — 2.2%
94,000	Sprott Physical Silver Trust(a)	$2,292,660

	TOTAL CLOSED END FUND (Cost $2,101,370)	2,292,660

	COMMON STOCKS — 46.9%
	AEROSPACE & DEFENSE — 0.1%
433	ATI, Inc.(a)	62,984

	CHEMICALS — 1.3%
269	Albemarle Corporation	48,294
2,648	CF Industries Holdings, Inc.	343,816
3,911	FMC Corporation	67,347
6,014	ICL Group Ltd.	31,153
7,069	K+S A.G.	133,177
6,068	Mosaic Company (The)	154,734
5,716	Nutrien Ltd.	431,329
588	Sociedad Quimica y Minera de Chile S.A. - ADR(a)	47,593
2,722	Yara International ASA	158,590
		1,416,033
	DATA CENTER REIT — 1.2%
7,750	Digital Realty Trust, Inc.	1,396,627

	ELECTRIC UTILITIES — 0.1%
3,200	Northland Power, Inc.	53,679

	ELECTRICAL EQUIPMENT — 0.1%
837	Bloom Energy Corporation, Class A(a)	113,405

	FOOD — 1.6%
2,563	Adecoagro S.A.	38,496
739	Bakkafrost P/F	34,567
2,039	Cal-Maine Foods, Inc.	161,387
3,587	Darling Ingredients, Inc.(a)	221,856
3,957	Dole plc	56,546
1,547	Fresh Del Monte Produce, Inc.	62,282
5,499	Hormel Foods Corporation	124,552
1,149	Ingredion, Inc.	129,446
1,800	Maple Leaf Foods, Inc.	38,810
9,900	MEIJI Holdings Company Ltd.	240,713
2,600	Morinaga Milk Industry Company Ltd.	78,043

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 35

Defensive Strategies Fund

Shares		Fair Value
	FOOD — 1.6% (Continued)
5,082	Mowi ASA	$115,285
2,500	NH Foods Ltd.	110,734
4,300	Nisshin Seifun Group, Inc.	56,773
4,700	Nissui Corporation	39,785
2,546	Pilgrim’s Pride Corporation	96,137
1,450	Salmar ASA	84,630
		1,690,042
	FORESTRY, PAPER & WOOD PRODUCTS — 0.1%
13,800	Sumitomo Forestry Company Ltd.	122,077

	GAS & WATER UTILITIES — 0.6%
826	American States Water Company	62,462
464	American Water Works Company, Inc.	63,146
1,570	California Water Service Group	71,184
3,547	Cia de Saneamento Basico do Estado de Sao Paulo S.A. - ADR	108,210
2,189	Essential Utilities, Inc.	88,151
903	H2O America	52,979
1,154	Severn Trent plc	47,196
4,078	United Utilities Group plc	70,977
4,547	Veolia Environnement S.A.	171,642
		735,947
	HEALTH CARE FACILITIES & SERVICES — 0.6%
48,754	Brookdale Senior Living, Inc.(a)	666,955

	HEALTH CARE REIT — 2.2%
17,000	American Healthcare REIT, Inc.	801,720
61,000	Healthcare Realty Trust, Inc.	1,036,390
30,640	Healthpeak Properties, Inc.	503,415
		2,341,525
	INDUSTRIAL REIT — 0.7%
3,810	EastGroup Properties, Inc.	705,193

	MACHINERY — 1.2%
748	AGCO Corporation	86,671
7,354	CNH Industrial N.V.	80,894
1,048	Deere & Company	590,338
14,900	Kubota Corporation	230,664
2,400	Kurita Water Industries Ltd.	110,811
1,200	Organo Corporation	102,903
1,600	Tsukishima Holdings Company Ltd.	27,108
840	Weir Group plc (The)	31,108
		1,260,497

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 36

Defensive Strategies Fund

Shares		Fair Value
	METALS & MINING — 5.0%
217	Agnico Eagle Mines Ltd.	$44,047
1,134	Agnico Eagle Mines Ltd.	230,137
2,084	Alamos Gold, Inc	92,592
672	Alcoa Corporation	44,574
3,175	Anglo American plc	133,591
637	Anglogold Ashanti plc	62,018
1,947	Antofagasta plc	85,736
513	Aurubis A.G.	88,939
11,522	BHP Group Ltd. - ADR	838,110
653	Cameco Corporation	70,922
19,500	Capstone Copper Corporation(a)	147,016
2,300	Centerra Gold, Inc.	40,896
1,282	Century Aluminum Company(a)	75,241
2,149	Cia de Minas Buenaventura S.A.A - ADR	77,450
2,765	Eldorado Gold Corporation	94,922
2,800	Endeavour Mining plc	167,854
2,586	Energy Fuels Inc(a)	47,195
1,900	ERO Copper Corporation(a)	50,621
6,400	First Quantum Minerals Ltd.(a)	152,988
26	Franco-Nevada Corporation	6,423
4,340	Freeport-McMoRan, Inc.	255,105
1,058	Gold Fields Ltd. - ADR	48,033
2,145	Harmony Gold Mining Company Ltd. - ADR	32,969
1,000	Hudbay Minerals, Inc.	20,936
6,628	IAMGOLD Corporation(a)	124,739
13,300	Ivanhoe Mines Ltd.(a)	113,655
5,182	Kinross Gold Corporation	158,155
2,500	Labrador Iron Ore Royalty Corporation	52,682
900	Lundin Mining Corporation	22,439
2,500	Mitsubishi Materials Corporation	75,844
1,626	MP Materials Corporation(a)	78,471
7,557	NexGen Energy Ltd.(a)	87,661
16,834	Norsk Hydro ASA	178,246
768	OR Royalties, Inc.	29,199
5,142	Rio Tinto plc - ADR	479,697
255	Royal Gold, Inc.	64,895
85	Southern Copper Corporation	14,629
3,200	Sumitomo Metal Mining Company Ltd.	178,536
1,143	Teck Resources Ltd., Class B	59,229
5,945	Teck Resources Ltd., Class B	307,653
21,028	Vale S.A. - ADR	334,555
643	Warrior Met Coal, Inc.	59,895
544	Wheaton Precious Metals Corporation	71,269
		5,399,764

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 37

Defensive Strategies Fund

Shares		Fair Value
	MULTI ASSET CLASS REIT — 0.5%
31,500	FrontView REIT, Inc.	$487,305

	OFFICE REIT — 1.5%
18,655	BXP, Inc.	968,195
28,000	Highwoods Properties, Inc.	599,480
		1,567,675
	OIL & GAS PRODUCERS — 8.1%
7,597	Aker BP ASA	283,385
247	APA Corporation	10,483
6,300	ARC Resources Ltd.	131,082
7,400	Athabasca Oil Corporation(a)	59,833
9,300	Baytex Energy Corporation	41,575
1,128	Black Stone Minerals, L.P.	17,055
1,174	California Resources Corporation	81,264
596	Canadian Natural Resources Ltd.	29,043
15,208	Cenovus Energy, Inc.	403,541
2,516	Chord Energy Corporation	357,725
2,443	CNX Resources Corporation(a)	94,178
4,728	ConocoPhillips	624,095
6,726	Coterra Energy, Inc.	236,352
6,477	Devon Energy Corporation	325,923
771	Diamondback Energy, Inc.	152,496
1,525	Eni SpA - ADR	86,330
3,448	EOG Resources, Inc.	498,477
1,232	EQT Corporation	78,404
17,473	Equinor ASA - ADR	737,361
1,900	Imperial Oil Ltd.	248,817
8,300	Inpex Corporation	244,639
3,174	Magnolia Oil & Gas Corporation, Class A	100,203
3,376	Matador Resources Company	213,296
5,150	Murphy Oil Corporation	212,438
1,700	Northern Oil & Gas, Inc.	49,691
4,664	Occidental Petroleum Corporation	303,160
255	Ovintiv, Inc.	15,137
298	Ovintiv, Inc.	17,689
8,071	Permian Resources Corporation	172,074
23,717	Petroleo Brasileiro S.A. - ADR	492,128
3,200	Peyto Exploration & Development Corporation	62,511
3,500	PrairieSky Royalty Ltd.	80,999
546	Range Resources Corporation	24,668
19,378	SM Energy Company	604,205
3,900	Suncor Energy, Inc.	257,902
10,100	Tamarack Valley Energy Ltd.	83,478

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 38

Defensive Strategies Fund

Shares		Fair Value
	OIL & GAS PRODUCERS — 8.1% (Continued)
1,500	Topaz Energy Corporation	$33,334
3,558	TotalEnergies S.E.	332,730
3,900	Tourmaline Oil Corporation	186,622
15,015	Var Energi ASA(b)	78,391
3,312	Viper Energy, Inc., Class A	155,631
13,500	Whitecap Resources, Inc.	152,331
2,942	Woodside Energy Group Ltd. - ADR	70,255
		8,440,931
	OIL & GAS SERVICES & EQUIPMENT — 2.4%
2,584	Archrock, Inc.	89,923
4,709	Baker Hughes Company	287,484
5,181	DNOW, Inc.(a)	61,706
7,252	Halliburton Company	282,755
5,583	Helmerich & Payne, Inc.	201,155
1,679	Kodiak Gas Services, Inc.	97,919
12,047	Liberty Energy, Inc.	346,954
969	Noble Corporation plc	47,549
5,443	NOV, Inc.	102,383
863	Oceaneering International, Inc.(a)	30,611
21,227	Patterson-UTI Energy, Inc.	229,888
912	SBM Offshore N.V.	36,493
1,900	Secure Waste Infrastructure Corporation	29,810
7,769	SLB Ltd.	399,250
1,615	Subsea 7 S.A.	50,116
2,024	Tidewater, Inc.(a)	169,105
4,187	Transocean Ltd.(a)	27,760
		2,490,861
	REAL ESTATE INVESTMENT TRUSTS — 15.1%
36,500	American Homes 4 Rent, Class A	1,019,080
7,650	American Tower Corporation	1,320,237
31,000	Americold Realty Trust, Inc.	355,260
4,500	AvalonBay Communities, Inc.	735,075
7,300	Camden Property Trust	712,918
25,199	Cousins Properties, Inc.	568,741
2,850	Equinix, Inc.	2,793,685
17,110	Getty Realty Corporation	544,098
31,000	InvenTrust Properties Corporation	944,260
17,800	Prologis, Inc.	2,352,804
2,200	Public Storage	595,936
3,613	Rayonier, Inc.	74,500
7,000	Sun Communities, Inc.	881,720
23,000	Ventas, Inc.	1,880,940
5,500	Welltower, Inc.	1,087,405

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 39

Defensive Strategies Fund

Shares		Fair Value
	REAL ESTATE INVESTMENT TRUSTS — 15.1% (Continued)
2,959	Weyerhaeuser Company	$72,288
		15,938,947
	RENEWABLE ENERGY — 0.0%(c)
223	First Solar, Inc.(a)	43,989

	RESIDENTIAL REIT — 0.7%
11,965	Centerspace	687,389

	RETAIL REIT — 2.2%
32,900	Brixmor Property Group, Inc.	947,520
12,200	NNN REIT, Inc.	512,766
51,000	Whitestone REIT	823,650
		2,283,936
	SELF-STORAGE REIT — 0.6%
20,000	Smartstop Self Storage REIT, Inc.	605,600

	SEMICONDUCTORS — 0.1%
8,400	SUMCO Corporation	87,830

	STEEL — 0.7%
415	ArcelorMittal S.A. - ADR	21,572
964	Cleveland-Cliffs, Inc.(a)	8,146
48,408	Gerdau S.A. - ADR	174,752
8,700	JFE Holdings, Inc.	99,518
14,600	Nippon Steel Corporation	52,977
554	Nucor Corporation	93,681
691	POSCO Holdings, Inc. - ADR	40,417
476	Steel Dynamics, Inc.	85,680
1,095	Ternium S.A. - ADR	43,964
4,054	thyssenkrupp A.G.	34,702
		655,409
	WHOLESALE - CONSUMER STAPLES — 0.2%
2,029	Bunge Global S.A.	258,089

	TOTAL COMMON STOCKS (Cost $40,640,857)	49,512,689

	PRECIOUS METALS — PHYSICAL HOLDING — 27.2%
	PRECIOUS METAL — 27.2%
6,143	GOLD BARS(a)	28,692,695

	TOTAL PRECIOUS METALS — PHYSICAL HOLDING (Cost $7,240,876)	28,692,695

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 40

Defensive Strategies Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 18.4%
	U.S. TREASURY INFLATION PROTECTED — 18.4%
3,143,748	United States Treasury Inflation Indexed Bonds	2.3750	01/15/27	$3,200,129
1,727,353	United States Treasury Inflation Indexed Bonds	0.5000	01/15/28	1,714,491
411,423	United States Treasury Inflation Indexed Bonds	1.7500	01/15/28	417,446
1,275,229	United States Treasury Inflation Indexed Bonds	0.8750	01/15/29	1,266,255
1,295,257	United States Treasury Inflation Indexed Bonds	2.5000	01/15/29	1,344,056
115,635	United States Treasury Inflation Indexed Bonds	1.1250	10/15/30	114,642
7,134,859	United States Treasury Inflation Indexed Bonds	0.1250	01/15/31	6,710,980
1,721,998	United States Treasury Inflation Indexed Bonds	1.8750	07/15/35	1,715,377
5,574,537	United States Treasury Inflation Indexed Bonds	0.1250	02/15/51	2,977,766
				19,461,142

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $19,767,089)			19,461,142

Shares
	SHORT-TERM INVESTMENT — 5.2%
	MONEY MARKET FUND — 5.2%
5,462,379	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(d) (Cost $5,462,379)	5,462,379

	TOTAL INVESTMENTS — 99.9% (Cost $75,212,571)	$105,421,565
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	137,241
	NET ASSETS — 100.0%	$105,558,806

ADR	American Depositary Receipt
A.G.	Aktiengesellschaft
ASA	Allmennaksjeselskap
L.P.	Limited Partnership
Ltd.	Limited Company
N.V.	Naamioze Vennootschap
P/F	Partafelag
plc	Public Limited Company
REIT	Real Estate Investment Trust
S.A.	Société Anonyme
S.A.A.	Sociedad Anónima Abierta
S.E.	Societas Europaea
SpA	Societa per Azioni

(a)	Non-income producing security.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 41

Defensive Strategies Fund

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total market value of Rule 144A securities is $78,391 or 0.1% of net assets.

(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.

	DIVERSIFICATION OF ASSETS
% OF NET ASSETS	COUNTRY	% OF NET ASSETS		COUNTRY
80.0%	United States	0.1%		Italy
6.3%	Canada	0.1%		South Africa
1.8%	Japan	0.1%		Peru
1.5%	Norway	0.1%		Cayman Islands
1.1%	United Kingdom	0.1%		Ireland
1.0%	Brazil	0.0	%(a)	Chile
0.9%	Australia	0.0	%(a)	South Korea
0.5%	France	0.0	%(a)	Faroe Islands
0.4%	Curaçao	0.0	%(a)	Israel
0.3%	Switzerland	94.7%		Total
0.2%	Germany	5.2%		Money Market Fund
0.1%	Luxembourg	0.1%		Other Assets in Excess of Liabilities
0.1%	Netherlands	100.0%		Grand Total

(a)	Percentage rounds to less than 0.1%.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 42

Strategic Growth Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 55.6%
	EQUITY — 55.6%
86,200	Timothy Plan High Dividend Stock ETF(a)	$3,565,232
146,956	Timothy Plan International ETF(a)	5,296,294
132,600	Timothy Plan US Large/Mid Cap Core ETF(a)	6,157,944
91,423	Timothy Plan US Small Cap Core ETF(a)	3,880,477
		18,899,947

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,612,081)	18,899,947

	OPEN END FUNDS — 42.8%
	EQUITY — 15.4%
327,913	Timothy Plan International Fund, Class A(a)	5,220,372

	FIXED INCOME — 27.4%
677,924	Timothy Plan Fixed Income Fund, Class A(a)	6,209,594
351,291	Timothy Plan High Yield Bond Fund, Class A(a)	3,115,628
		9,325,222

	TOTAL OPEN END FUNDS (Cost $13,940,390)	14,545,594

	SHORT-TERM INVESTMENT — 1.7%
	MONEY MARKET FUND — 1.7%
586,485	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(b) (Cost $586,485)	586,485

	TOTAL INVESTMENTS — 100.1% (Cost $29,138,956)	$34,032,026
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(35,682)
	NET ASSETS — 100.0%	$33,996,344

ETF	Exchange-Traded Fund

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2026.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 43

Conservative Growth Fund

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 42.0%
	EQUITY — 42.0%
63,200	Timothy Plan High Dividend Stock ETF(a)	$2,613,952
89,644	Timothy Plan International ETF(a)	3,230,770
113,500	Timothy Plan US Large/Mid Cap Core ETF(a)	5,270,940
82,005	Timothy Plan US Small Cap Core ETF(a)	3,480,727
		14,596,389

	TOTAL EXCHANGE-TRADED FUNDS (Cost $12,008,108)	14,596,389

	OPEN END FUNDS — 56.9%
	EQUITY — 11.3%
247,179	Timothy Plan International Fund, Class A(a)	3,935,086

	FIXED INCOME — 45.6%
1,398,329	Timothy Plan Fixed Income Fund, Class A(a)	12,808,302
338,250	Timothy Plan High Yield Bond Fund, Class A(a)	3,000,044
		15,808,346

	TOTAL OPEN END FUNDS (Cost $20,202,772)	19,743,432

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND — 1.2%
410,147	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(b) (Cost $410,147)	410,147

	TOTAL INVESTMENTS — 100.1% (Cost $32,621,027)	$34,749,968
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%	(41,008)
	NET ASSETS — 100.0%	$34,708,960

ETF	Exchange-Traded Fund

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2026.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 44

Growth & Income Fund

Shares		Fair Value
	EXCHANGE-TRADED FUND — 55.5%
	EQUITY — 55.5%
255,000	Timothy Plan High Dividend Stock ETF(a)	$10,546,800

	TOTAL EXCHANGE-TRADED FUND (Cost $8,730,563)	10,546,800

Principal Amount ($)		Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 2.5%
	CLO — 0.7%
135,000	Kubota Credit Owner Trust 2025-2 Series 2A A3(b)	4.4200	09/17/29	135,437

	OTHER ABS — 1.8%
85,000	CNH Equipment Trust 2025-A Series A A3	4.3600	08/15/30	85,448
75,000	CNH Equipment Trust 2026-A Series A A3	4.0000	05/15/31	74,743
180,000	John Deere Owner Trust 2025 Series A A3	4.2300	09/17/29	180,608
				340,799

	TOTAL ASSET BACKED SECURITIES (Cost $474,970)			476,236

	CORPORATE BONDS — 11.4%
	CHEMICALS — 0.7%
85,000	Nutrien Ltd.	4.0000	12/15/26	84,819
60,000	Nutrien Ltd.	2.9500	05/13/30	56,256
				141,075
	COMMERCIAL SUPPORT SERVICES — 0.5%
35,000	Republic Services, Inc.	5.0000	04/01/34	35,384
50,000	Waste Management, Inc.	4.6250	02/15/33	50,194
				85,578
	ELECTRIC UTILITIES — 1.1%
135,000	American Electric Power Company, Inc.	3.2000	11/13/27	132,575
70,000	National Rural Utilities Cooperative Finance Corporation	5.0500	09/15/28	71,118
				203,693
	GAS & WATER UTILITIES — 0.7%
130,000	NiSource, Inc.	3.4900	05/15/27	128,649

	INSTITUTIONAL FINANCIAL SERVICES — 0.3%
55,000	Cboe Global Markets, Inc.	3.6500	01/12/27	54,762

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 45

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MACHINERY — 0.6%
55,000	Caterpillar Financial Services Corporation	4.3500	05/15/26	$55,018
55,000	John Deere Capital Corporation	3.9000	06/07/32	53,337
				108,355
	METALS & MINING — 1.6%
75,000	BHP Billiton Finance USA Ltd.	5.1250	02/21/32	76,602
85,000	BHP Billiton Finance USA Ltd.	5.2500	09/08/33	86,884
70,000	Rio Tinto Finance USA plc	5.0000	03/14/32	71,419
70,000	Rio Tinto Finance USA plc	5.0000	03/09/33	71,193
				306,098
	OIL & GAS PRODUCERS — 2.6%
115,000	Columbia Pipelines Holding Company, LLC(b)	6.0420	08/15/28	118,697
130,000	Columbia Pipelines Operating Company, LLC(b)	5.6950	10/01/54	123,212
70,000	Energy Transfer, L.P.	5.6000	09/01/34	71,398
120,000	Energy Transfer, L.P.	6.2500	04/15/49	117,902
70,000	Enterprise Products Operating, LLC	5.3500	01/31/33	72,259
				503,468
	REAL ESTATE INVESTMENT TRUSTS — 1.6%
70,000	American Tower Corporation	5.3500	03/15/35	70,526
95,000	Digital Realty Trust, L.P.	3.7000	08/15/27	94,049
19,000	Extra Space Storage, L.P.	3.9000	04/01/29	18,607
120,000	Healthpeak Properties, Inc.	3.5000	07/15/29	116,128
				299,310
	RETAIL - CONSUMER STAPLES — 0.5%
95,000	Dollar General Corporation	4.1250	05/01/28	94,419

	RETAIL - DISCRETIONARY — 0.6%
110,000	Tractor Supply Company	5.2500	05/15/33	111,803

	TRANSPORTATION & LOGISTICS — 0.6%
130,000	CSX Corporation	3.2500	06/01/27	128,564

	TOTAL CORPORATE BONDS (Cost $2,145,853)			2,165,774

	NON U.S. GOVERNMENT & AGENCIES — 1.8%
	LOCAL AUTHORITY — 0.7%
135,000	Province of Ontario Canada	2.5000	04/27/26	134,870

	SOVEREIGN — 1.1%
200,000	Israel Government International Bond	5.5000	03/12/34	202,751

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $328,893)			337,621

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 46

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 28.1%
	AGENCY FIXED RATE — 15.6%
79,141	Fannie Mae Pool FM5537	2.0000	01/01/36	$73,002
50,734	Fannie Mae Pool MA4316	2.5000	04/01/36	47,945
15,882	Fannie Mae Pool MA4475	2.5000	10/01/41	14,322
47,896	Fannie Mae Pool MA4617	3.0000	04/01/42	44,472
36,630	Fannie Mae Pool FM4053	2.5000	08/01/50	31,434
42,353	Fannie Mae Pool CA8897	3.0000	02/01/51	37,983
5,973	Fannie Mae Pool MA4258	3.5000	02/01/51	5,521
16,800	Fannie Mae Pool FM6550	2.0000	03/01/51	13,823
30,253	Fannie Mae Pool CB0855	3.0000	06/01/51	26,872
52,696	Fannie Mae Pool FS3744	2.0000	07/01/51	42,919
80,705	Fannie Mae Pool FS1807	3.5000	07/01/51	74,775
120,938	Fannie Mae Pool CB1384	2.5000	08/01/51	103,606
57,512	Fannie Mae Pool FS9085	3.0000	12/01/51	50,836
26,595	Fannie Mae Pool BU1322	2.5000	02/01/52	22,864
84,610	Fannie Mae Pool CB3486	3.5000	05/01/52	77,822
57,106	Fannie Mae Pool FS1704	4.0000	05/01/52	54,410
149,136	Fannie Mae Pool BV8017	4.5000	08/01/52	144,688
91,515	Fannie Mae Pool MA4733	4.5000	09/01/52	88,758
78,792	Fannie Mae Pool FS3159	4.5000	10/01/52	76,731
68,580	Fannie Mae Pool FS4075	5.0000	04/01/53	68,385
80,358	Fannie Mae Pool FS5044	4.5000	06/01/53	78,534
78,325	Fannie Mae Pool FS8291	5.5000	07/01/53	79,886
73,558	Fannie Mae Pool FS6787	6.0000	01/01/54	76,299
85,500	Fannie Mae Pool CB7980	5.5000	02/01/54	87,092
20,206	Fannie Mae Pool FS8138	6.5000	06/01/54	21,249
125,000	Fannie Mae Pool DG2249	5.0000	03/01/56	123,361
35,885	Ginnie Mae I Pool 723248	5.0000	10/15/39	36,643
37,424	Ginnie Mae I Pool 783403	3.5000	09/15/41	35,211
34,131	Ginnie Mae II Pool MA3376	3.5000	01/20/46	32,126
25,406	Ginnie Mae II Pool MA3596	3.0000	04/20/46	22,991
21,636	Ginnie Mae II Pool MA3663	3.5000	05/20/46	20,262
28,322	Ginnie Mae II Pool MA3736	3.5000	06/20/46	26,523
9,661	Ginnie Mae II Pool MA4509	3.0000	06/20/47	8,755
27,059	Ginnie Mae II Pool MA4652	3.5000	08/20/47	25,502
25,484	Ginnie Mae II Pool MA4719	3.5000	09/20/47	23,916
48,495	Ginnie Mae II Pool MA4778	3.5000	10/20/47	45,195
17,804	Ginnie Mae II Pool MA6092	4.5000	08/20/49	17,404
13,766	Ginnie Mae II Pool MA6156	4.5000	09/20/49	13,488
36,237	Ginnie Mae II Pool BN2662	3.0000	10/20/49	32,434
14,817	Ginnie Mae II Pool MA6221	4.5000	10/20/49	14,643

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 47

Growth & Income Fund

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	AGENCY FIXED RATE — 15.6% (Continued)
13,120	Ginnie Mae II Pool MA6478	5.0000	02/20/50	$13,275
15,896	Ginnie Mae II Pool MA6544	4.5000	03/20/50	15,615
10,215	Ginnie Mae II Pool MA6545	5.0000	03/20/50	10,352
16,588	Ginnie Mae II Pool MA6600	3.5000	04/20/50	15,475
14,981	Ginnie Mae II Pool MA6601	4.0000	04/20/50	14,183
18,415	Ginnie Mae II Pool MA6603	5.0000	04/20/50	18,595
37,862	Ginnie Mae II Pool MA7255	2.5000	03/20/51	32,595
30,757	Ginnie Mae II Pool MA7418	2.5000	06/20/51	26,480
89,121	Ginnie Mae II Pool MA7419	3.0000	06/20/51	79,680
95,511	Ginnie Mae II Pool MA7472	2.5000	07/20/51	82,224
84,108	Ginnie Mae II Pool CE1974	3.0000	08/20/51	76,115
66,221	Ginnie Mae II Pool CE1990	2.5000	09/20/51	56,972
106,783	Ginnie Mae II Pool MA7768	3.0000	12/20/51	95,480
44,656	Ginnie Mae II Pool MA7829	3.5000	01/20/52	41,334
57,247	Ginnie Mae II Pool MA7939	4.0000	03/20/52	54,114
91,121	Ginnie Mae II Pool MA8800	5.0000	04/20/53	90,632
99,030	Ginnie Mae II Pool MA8874	3.0000	05/20/53	88,953
83,018	Ginnie Mae II Pool MA8943	3.0000	06/20/53	74,519
73,666	Ginnie Mae II Pool MA9017	5.5000	07/20/53	74,651
64,121	Ginnie Mae II Pool MB0091	5.0000	12/20/54	63,601
21,415	Ginnie Mae II Pool MB0366	5.5000	05/20/55	21,576
				2,969,103
	U.S. TREASURY BILLS — 12.5%
125,000	United States Treasury Note	4.8750	04/30/26	125,110
125,000	United States Treasury Note	4.6250	04/30/29	127,839
115,000	United States Treasury Note	3.6250	08/31/30	113,612
420,000	United States Treasury Note	4.6250	04/30/31	432,559
545,000	United States Treasury Note	4.2500	08/15/35	543,467
320,000	United States Treasury Note	4.5000	02/15/44	306,663
735,000	United States Treasury Note	4.7500	08/15/55	718,291
				2,367,541

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,513,740)			5,336,644

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 48

Growth & Income Fund

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND — 0.6%
119,818	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(c) (Cost $119,818)	$119,818

	TOTAL INVESTMENTS — 99.9% (Cost $17,313,837)	$18,982,893
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	26,611
	NET ASSETS — 100.0%	$19,009,504

ETF	Exchange-Traded Fund
LLC	Limited Liability Company
L.P.	Limited Partnership
Ltd.	Limited Company
plc	Public Limited Company

(a)	Investment in affiliate.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, the total market value of Rule 144A securities is $377,346 or 2.0% of net assets.

(c)	Rate disclosed is the seven day effective yield as of March 31, 2026.

SCHEDULE OF INVESTMENTS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 49

Section 2 | Statements of Assets and Liabilities

MARCH 31, 2026 (UNAUDITED)

	SMALL/MID CAP GROWTH FUND	INTERNATIONAL FUND	LARGE/MID CAP GROWTH FUND
ASSETS:
Investments, at cost	$92,941,510	$118,924,824	$191,752,492
Investments in affiliates, at cost	—	—	20,988,985
Investments, at value	$121,394,772	$198,540,032	$238,813,788
Investments in affiliates, at value	—	—	26,610,120
Dividends and interest receivable	51,390	569,028	102,331
Receivable for fund shares sold	211,615	181,889	280,518
Receivable for securities sold	1,214,233	—	—
Receivable for foreign tax reclaims	—	577,300	682
Prepaid expenses and other assets	27,898	35,102	63,140
Total Assets	122,899,908	199,903,351	265,870,579

LIABILITIES:
Payable for securities purchased	5,774,910	—	—
Payable for fund shares redeemed	41,217	315,142	216,813
Payable to service providers	39,167	53,509	80,337
Accrued advisory fees	70,266	147,140	155,669
Accrued 12b-1 fees	16,549	16,192	42,783
Accrued expenses and other liabilities	62,417	58,995	24,648
Total Liabilities	6,004,526	590,978	520,250

Net Assets	$116,895,382	$199,312,373	$265,350,329

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$83,912,805	$115,634,538	$211,692,960
Accumulated earnings (deficit)	32,982,577	83,677,835	53,657,369
Net Assets	$116,895,382	$199,312,373	$265,350,329

Class A
Net Assets	$62,587,766	$70,712,335	$156,314,756
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,090,766	4,443,057	12,312,221
Net Asset Value, offering price and redemption price per share	$15.30	$15.92	$12.70
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$16.19	$16.85	$13.44

Class C
Net Assets	$3,908,076	$1,414,996	$10,773,571
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	369,521	92,590	1,327,343
Net Asset Value, offering price and redemption price per share	$10.58	$15.28	$8.12
Minimum Redemption Price Per Share (NAV * 0.99)	$10.47	$15.13	$8.04

Class I
Net Assets	$50,399,540	$127,185,042	$98,262,002
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,160,566	7,965,626	7,386,742
Net Asset Value, offering price and redemption price per share	$15.95	$15.97	$13.30

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 50

	SMALL CAP VALUE FUND	LARGE/MID CAP VALUE FUND	FIXED INCOME FUND
ASSETS:
Investments, at cost	$130,331,564	$203,579,244	$109,167,808
Investments in affiliates, at cost	14,834,080	50,251,098	—
Investments, at value	$140,237,155	$250,179,756	$105,944,580
Investments in affiliates, at value	24,618,274	64,114,600	—
Dividends and interest receivable	168,462	180,819	824,282
Receivable for fund shares sold	63,552	53,909	117,033
Receivable for securities sold	549,362	—	—
Receivable for foreign tax reclaims	—	1,060	—
Prepaid expenses and other assets	36,050	76,172	23,502
Total Assets	165,672,855	314,606,316	106,909,397

LIABILITIES:
Payable for securities purchased	207,629	—	—
Payable for fund shares redeemed	634,575	142,938	77,001
Payable to service providers	104,239	100,640	58,950
Accrued advisory fees	97,603	152,435	38,297
Accrued 12b-1 fees	24,833	50,181	19,039
Accrued expenses and other liabilities	87,107	69,273	59,821
Total Liabilities	1,155,986	515,467	253,108

Net Assets	$164,516,869	$314,090,849	$106,656,289

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$150,012,089	$242,313,546	$121,822,967
Accumulated earnings (deficit)	14,504,780	71,777,303	(15,166,678)
Net Assets	$164,516,869	$314,090,849	$106,656,289

Class A
Net Assets	$101,001,057	$190,895,058	$76,376,280
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,383,999	8,506,459	8,341,899
Net Asset Value, offering price and redemption price per share	$18.76	$22.44	$9.16
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$19.85	$23.75	$9.59	*

Class C
Net Assets	$4,246,309	$11,876,873	$4,002,512
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	416,269	810,456	457,597
Net Asset Value, offering price and redemption price per share	$10.20	$14.65	$8.75
Minimum Redemption Price Per Share (NAV * 0.99)	$10.10	$14.50	$8.66

Class I
Net Assets	$59,269,503	$111,318,918	$26,277,497
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,092,829	4,880,293	2,900,361
Net Asset Value, offering price and redemption price per share	$19.16	$22.81	$9.06

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 51

	HIGH YIELD BOND FUND		ISRAEL COMMON VALUES FUND	DEFENSIVE STRATEGIES FUND
ASSETS:
Investments, at cost	$211,827,331		$64,451,400	$67,971,695
Investments in affiliates, at cost	—		—	—
Investments, at value	$212,110,814		$189,096,587	$76,728,870
Investments in affiliates, at value	—		—	—
Gold Investments, at fair value (Cost $7,240,876)	—		—	28,692,695
Foreign Cash (Cost $14,678)	—		—	9,606
Dividends and interest receivable	3,765,818		371,898	212,663
Receivable for fund shares sold	169,400		188,065	91,512
Receivable for foreign tax reclaims	—		—	10,572
Prepaid expenses and other assets	58,478		114,189	25,765
Total Assets	216,104,510		189,770,739	105,771,683

LIABILITIES:
Payable for securities purchased	590,438		—	—
Payable for fund shares redeemed	82,461		237,328	86,272
Payable to service providers	89,267		28,009	33,711
Accrued advisory fees	93,390		168,584	49,675
Accrued 12b-1 fees	22,676		31,622	12,102
Accrued expenses and other liabilities	45,119		21,577	31,117
Total Liabilities	923,351		487,120	212,877

Net Assets	$215,181,159		$189,283,619	$105,558,806

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$227,432,099		$65,292,174	$74,086,045
Accumulated earnings (deficit)	(12,250,940)		123,991,445	31,472,761
Net Assets	$215,181,159		$189,283,619	$105,558,806

Class A
Net Assets	$94,766,402		$103,172,836	$54,689,357
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,687,794		2,456,008	2,947,622
Net Asset Value, offering price and redemption price per share	$8.87		$42.01	$18.55
Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$9.29	*	$44.46	$19.63

Class C
Net Assets	$3,126,350		$10,022,201	$3,631,680
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	345,154		258,891	208,523
Net Asset Value, offering price and redemption price per share	$9.06		$38.71	$17.42
Minimum Redemption Price Per Share (NAV * 0.99)	$8.97		$38.32	$17.25

Class I
Net Assets	$117,288,407		$76,088,582	$47,237,769
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,210,519		1,781,011	2,543,042
Net Asset Value, offering price and redemption price per share	$8.88		$42.72	$18.58

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 52

	STRATEGIC GROWTH FUND	CONSERVATIVE GROWTH FUND	GROWTH & INCOME FUND
ASSETS:
Investments, at cost	$586,485	$410,147	$8,583,274
Investments in affiliates, at cost	28,552,471	32,210,880	8,730,563
Investments, at value	$586,485	$410,147	$8,436,093
Investments in affiliates, at value	33,445,541	34,339,821	10,546,800
Dividends and interest receivable	2,969	1,522	61,595
Receivable for fund shares sold	1,491	1,479	162
Prepaid expenses and other assets	16,994	14,623	13,251
Total Assets	34,053,480	34,767,592	19,057,901

LIABILITIES:
Payable for fund shares redeemed	53	1,023	7,325
Payable to service providers	20,849	19,749	11,582
Accrued advisory fees	4,369	4,391	5,058
Accrued 12b-1 fees	7,536	7,957	3,912
Accrued expenses and other liabilities	24,329	25,512	20,520
Total Liabilities	57,136	58,632	48,397

Net Assets	$33,996,344	$34,708,960	$19,009,504

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$28,521,553	$31,929,703	$18,256,525
Accumulated earnings (deficit)	5,474,791	2,779,257	752,979
Net Assets	$33,996,344	$34,708,960	$19,009,504

Class A
Net Assets	$32,100,604	$32,600,058	$14,348,085
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,959,210	2,912,081	1,260,400
Net Asset Value, offering price and redemption price per share	$10.85	$11.19	$11.38
Offering Price Per Share (NAV / 0.945)	$11.48	$11.84	$12.04

Class C
Net Assets	$1,843,340	$2,049,287	$965,523
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	200,629	212,386	88,650
Net Asset Value, offering price and redemption price per share	$9.19	$9.65	$10.89
Minimum Redemption Price Per Share (NAV * 0.99)	$9.10	$9.55	$10.78

Class I
Net Assets	$52,400	$59,615	$3,695,896
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,829	5,275	321,951
Net Asset Value, offering price and redemption price per share	$10.85	$11.30	$11.48

STATEMENTS OF ASSETS LIABILITIES (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 53

Section 3 | Statements of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2026 (UNAUDITED)

	SMALL/MID CAP GROWTH FUND	INTERNATIONAL FUND	LARGE/MID CAP GROWTH FUND
Investment Income:
Interest income	$91,257	$144,964	$211,119
Dividend Income	318,450	1,794,542	905,380
Dividend income from affiliated investments	—	—	113,866
Foreign tax withheld	—	(312,295)	(12,396)
Total Investment Income	409,707	1,627,211	1,217,969

Operating Expenses:
Investment advisory fees	431,848	1,055,638	1,159,421
12b-1 Fees:
Class A	72,749	87,644	199,245
Class C	17,731	7,635	57,069
Administration fees	129,717	212,716	325,990
Non 12b-1 shareholder service fees	41,230	85,750	102,585
Registration fees	27,230	29,330	19,670
Trustees’ fees	18,515	6,720	9,737
Printing expenses	10,773	21,735	26,026
Audit fees	7,539	7,665	7,868
Legal fees	5,726	9,464	11,109
Compliance officer fees	5,278	10,570	15,015
Custody fees	2,331	3,318	7,924
Insurance expenses	1,099	1,820	910
Miscellaneous expenses	3,633	287	1,260
Total Operating Expenses	775,399	1,540,292	1,943,829
Less: Expenses waived by Advisor for Affiliated Holdings	—	—	(104,223)
Less: Expenses waived by Advisor	(50,805)	(121,992)	(80,688)
Net Operating Expenses	724,594	1,418,300	1,758,918

Net Investment Income (Loss)	(314,887)	208,911	(540,949)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	5,225,936	5,259,911	16,493,668
and foreign currency transactions	—	(817)	(23)
Net change in unrealized appreciation (depreciation) on
investments	8,297,406	155,750	(19,329,084)
affiliated investments	—	—	81,939
and foreign currency translations	—	(248)	(22)
Net Realized and Unrealized Gain (Loss) on Investments	13,523,342	5,414,596	(2,753,522)

Net Increase (Decrease) in Net Assets Resulting From Operations	$13,208,455	$5,623,507	$(3,294,471)

STATEMENTS OF OPERATIONS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 54

	SMALL CAP VALUE FUND	LARGE/MID CAP VALUE FUND	FIXED INCOME FUND
Investment Income:
Interest income	$62,930	$300,542	$2,245,234
Dividend Income	1,148,487	1,863,308	—
Dividend income from affiliated investments	128,127	461,561	—
Foreign tax withheld	(1,136)	(2,119)	—
Total Investment Income	1,338,408	2,623,292	2,245,234

Operating Expenses:
Investment advisory fees	703,438	1,312,356	329,081
12b-1 Fees:
Class A	128,196	241,188	95,159
Class C	22,207	61,583	21,047
Administration fees	216,328	366,324	154,987
Non 12b-1 shareholder service fees	55,160	122,416	51,968
Registration fees	6,930	19,670	15,470
Trustees’ fees	5,859	14,203	3,584
Printing expenses	23,989	25,319	13,174
Audit fees	7,826	8,757	7,868
Legal fees	7,896	15,078	6,587
Compliance officer fees	9,065	23,275	6,713
Custody fees	4,956	10,318	4,333
Insurance expenses	1,456	1,820	1,092
Miscellaneous expenses	1,197	182	182
Total Operating Expenses	1,194,503	2,222,489	711,245
Less: Expenses waived by Advisor for Affiliated Holdings	(98,038)	(229,982)	—
Less: Expenses waived by Advisor	(35,612)	(147,121)	(109,694)
Net Operating Expenses	1,060,853	1,845,386	601,551

Net Investment Income (Loss)	277,555	777,906	1,643,683

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	(1,451,860)	11,466,862	119,635
and foreign currency transactions	(55)	—	—
Net change in unrealized appreciation (depreciation) on
investments	2,265,633	(10,074,506)	(676,002)
and affiliated investments	507,674	1,826,293	—
Net Realized and Unrealized Gain (Loss) on Investments	1,321,392	3,218,649	(556,367)

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,598,947	$3,996,555	$1,087,316

STATEMENTS OF OPERATIONS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 55

	HIGH YIELD BOND FUND	ISRAEL COMMON VALUES FUND	DEFENSIVE STRATEGIES FUND
Investment Income:
Interest income	$8,319,894	$88,071	$302,496
Dividend Income	—	1,833,043	736,101
Foreign tax withheld	—	(418,855)	(14,920)
Total Investment Income	8,319,894	1,502,259	1,023,677

Operating Expenses:
Investment advisory fees	729,632	884,004	286,372
12b-1 fees:
Class A	105,666	119,922	63,225
Class C	15,655	45,211	17,457
Administration fees	296,412	182,000	120,148
Non 12b-1 shareholder service fees	134,384	43,134	26,380
Printing expenses	32,486	35,672	10,320
Registration fees	25,150	10,010	10,920
Compliance officer fees	16,198	2,548	4,212
Legal fees	11,422	14,924	6,410
Trustees’ fees	8,756	182	2,114
Audit fees	8,100	7,280	7,098
Custody fees	7,196	12,922	26,528
Insurance expenses	1,736	728	908
Miscellaneous expenses	2,553	182	181
Total Operating Expenses	1,395,346	1,358,719	582,273
Less: Expenses waived by Advisor	(140,812)	—	(23,864)
Net Operating Expenses	1,254,534	1,358,719	558,409

Net Investment Income (Loss)	7,065,360	143,540	465,268

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	(383,859)	7,047,798	1,958,468
and foreign currency transactions	—	155	1,465
Net change in unrealized appreciation (depreciation) on
investments	(4,999,434)	23,452,132	5,230,905
alternative investments	—	—	5,007,128
and foreign currency translations	—	(409)	(2,186)
Net Realized and Unrealized Gain (Loss) on Investments	(5,383,293)	30,499,676	12,195,780

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,682,067	$30,643,216	$12,661,048

STATEMENTS OF OPERATIONS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 56

	STRATEGIC GROWTH FUND	CONSERVATIVE GROWTH FUND	GROWTH & INCOME FUND
Investment Income:
Interest income	$10,001	$9,793	$197,913
Dividend income from affiliated investments	398,590	450,735	100,737
Total Investment Income	408,591	460,528	298,650

Operating Expenses:
Investment advisory fees	25,795	26,434	81,473
12b-1 fees:
Class A	40,736	41,298	17,964
Class C	6,603	8,102	5,431
Administration fees	58,710	55,844	55,220
Non 12b-1 shareholder service fees	3,824	14,980	5,818
Printing expenses	3,790	826	542
Registration fees	8,874	5,610	9,560
Compliance officer fees	2,088	13,592	1,006
Legal fees	2,264	1,830	452
Trustees’ fees	734	542	182
Audit fees	7,112	7,292	6,120
Custody fees	3,844	2,106	3,476
Insurance expenses	458	274	182
Miscellaneous expenses	992	182	6,588
Total Operating Expenses	165,824	178,912	194,014
Less: Expenses waived by Advisor for Affiliated Holdings	—	—	(43,085)
Less: Expenses waived by Advisor	—	—	(6,774)
Net Operating Expenses	165,824	178,912	144,155

Net Investment Income (Loss)	242,767	281,616	154,495

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on
investments	—	—	18,539
affiliated investments	552,324	520,792	—
and capital gain distributions from affiliated funds	25,754	20,296	—
Net change in unrealized appreciation (depreciation) on
investments	—	—	(80,385)
and affiliated investments	58,321	(162,810)	516,298
Net Realized and Unrealized Gain (Loss) on Investments	636,399	378,278	454,452

Net Increase (Decrease) in Net Assets Resulting From Operations	$879,166	$659,894	$608,947

STATEMENTS OF OPERATIONS (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 57

Section 4 | Statements of Changes in Net Assets

	Small/Mid Cap Growth Fund		International Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net investment income (loss)	$(314,887)	$(366,644)	$208,911	$1,986,130
Net realized gain (loss) from investments and foreign currency transactions	5,225,936	4,456,356	5,259,094	4,300,592
Capital gain dividends from REITs	—	27,395	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	8,297,406	5,000,772	155,502	24,451,334
Net increase (decrease) in net assets resulting from operations	13,208,455	9,117,879	5,623,507	30,738,056

Distributions to Shareholders:
Total distributions paid
Class A	(1,835,604)	(3,778,936)	(1,254,547)	(563,748)
Class C	(158,496)	(334,330)	(17,228)	(3,228)
Class I	(1,297,286)	(2,239,469)	(2,799,601)	(1,494,391)
Total dividends and distributions to shareholders	(3,291,386)	(6,352,735)	(4,071,376)	(2,061,367)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	5,595,739	8,346,869	6,508,943	5,481,721
Class C	541,659	709,271	163,659	202,957
Class I	25,562,273	23,460,439	21,556,131	44,943,812
Reinvestment of dividends and distributions
Class A	1,781,878	3,639,754	1,175,635	522,373
Class C	157,577	333,484	17,090	3,161
Class I	1,203,841	2,068,072	2,471,855	1,211,236
Cost of shares redeemed
Class A	(3,174,036)	(7,304,019)	(4,195,164)	(7,100,009)
Class C	(270,365)	(845,090)	(458,347)	(460,303)
Class I	(11,997,436)	(17,622,915)	(38,267,655)	(47,338,522)
Net increase (decrease) in net assets from share transactions of beneficial interest	19,401,130	12,785,865	(11,027,853)	(2,533,574)

Total Increase (Decrease) in Net Assets	29,318,199	15,551,009	(9,475,722)	26,143,115

Net Assets:
Beginning of period	87,577,183	72,026,174	208,788,095	182,644,980
End of period	$116,895,382	$87,577,183	$199,312,373	$208,788,095

Share Activity:
Shares Sold
Class A	380,523	671,584	402,762	400,255
Class C	52,377	80,668	10,557	15,350
Class I	1,655,672	1,793,419	1,324,184	3,269,486
Shares Reinvested
Class A	124,433	278,695	74,267	39,786
Class C	15,885	36,091	1,121	250
Class I	80,686	152,513	155,757	92,039
Shares Redeemed
Class A	(212,860)	(590,474)	(259,096)	(518,551)
Class C	(26,164)	(99,013)	(29,408)	(35,250)
Class I	(800,961)	(1,408,161)	(2,339,509)	(3,451,840)
Net increase (decrease) in shares of beneficial interest outstanding	1,269,591	915,322	(659,365)	(188,475)

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 58

	Large/Mid Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net investment income (loss)	$(540,949)	$(900,511)	$277,555	$457,182
Net realized gain (loss) from investments, affiliated investments and foreign currency transactions	16,493,645	19,186,751	(1,451,915)	6,974,866
Capital gain dividends from REITs	—	7,719	—	291,495
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	(19,247,167)	16,499,172	2,773,307	(8,686,246)
Net increase (decrease) in net assets resulting from operations	(3,294,471)	34,793,131	1,598,947	(962,703)

Distributions to Shareholders:
Total distributions paid
Class A	(17,661,381)	(8,946,601)	(4,938,877)	(6,234,674)
Class C	(1,880,373)	(965,010)	(360,492)	(459,154)
Class I	(11,839,943)	(5,072,944)	(2,877,689)	(4,645,545)
Total dividends and distributions to shareholders	(31,381,697)	(14,984,555)	(8,177,058)	(11,339,373)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	12,179,016	23,633,826	2,802,418	7,162,854
Class C	838,186	2,091,101	218,114	781,860
Class I	25,837,511	54,779,334	8,793,091	20,359,128
Reinvestment of dividends and distributions
Class A	17,249,123	8,705,071	4,838,957	6,084,230
Class C	1,855,805	951,239	354,690	451,778
Class I	11,181,560	4,758,080	2,673,157	4,393,704
Cost of shares redeemed
Class A	(12,561,990)	(17,247,974)	(7,608,156)	(12,940,698)
Class C	(1,477,798)	(2,192,313)	(610,316)	(1,361,589)
Class I	(38,493,183)	(28,475,611)	(14,162,076)	(34,708,254)
Net increase (decrease) in net assets from share transactions of beneficial interest	16,608,230	47,002,753	(2,700,121)	(9,776,987)

Total Increase (Decrease) in Net Assets	(18,067,938)	66,811,329	(9,278,232)	(22,079,063)

Net Assets:
Beginning of period	283,418,267	216,606,938	173,795,101	195,874,164
End of period	$265,350,329	$283,418,267	$164,516,869	$173,795,101

Share Activity:
Shares Sold
Class A	906,506	1,801,976	147,099	384,196
Class C	95,681	231,907	20,675	72,992
Class I	1,806,726	3,950,322	451,157	1,056,691
Shares Reinvested
Class A	1,301,824	656,990	257,391	299,421
Class C	218,587	104,877	34,604	39,149
Class I	806,169	345,540	139,300	212,051
Shares Redeemed
Class A	(932,835)	(1,316,023)	(400,598)	(683,943)
Class C	(170,812)	(246,571)	(58,374)	(126,350)
Class I	(2,730,413)	(2,117,567)	(734,640)	(1,812,032)
Net increase (decrease) in shares of beneficial interest outstanding	1,301,433	3,411,451	(143,386)	(557,825)

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 59

	Large/Mid Cap Value Fund		Fixed Income Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net investment income (loss)	$777,906	$1,406,567	$1,643,683	$3,377,057
Net realized gain (loss) from investments, affiliated investments and foreign currency transactions	11,466,862	27,844,158	119,635	210,018
Capital gain dividends from REITs	—	207,278	—	—
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	(8,248,213)	(24,659,958)	(676,002)	(1,381,697)
Net increase (decrease) in net assets resulting from operations	3,996,555	4,798,045	1,087,316	2,205,378

Distributions to Shareholders:
Total distributions paid
Class A	(15,864,783)	(17,426,783)	(1,222,096)	(2,285,589)
Class C	(1,417,520)	(1,563,250)	(52,357)	(123,450)
Class I	(9,113,907)	(12,725,668)	(494,827)	(1,100,930)
Total dividends and distributions to shareholders	(26,396,210)	(31,715,701)	(1,769,280)	(3,509,969)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	8,916,154	18,500,346	6,661,733	8,785,914
Class C	737,323	2,371,250	407,786	677,938
Class I	12,596,601	45,098,269	4,924,447	11,476,813
Reinvestment of dividends and distributions
Class A	15,372,941	16,834,598	1,144,197	2,117,444
Class C	1,399,346	1,542,771	45,206	103,909
Class I	8,630,042	12,123,558	412,382	905,262
Cost of shares redeemed
Class A	(14,955,287)	(25,915,332)	(5,206,280)	(10,995,457)
Class C	(1,834,560)	(3,274,872)	(1,022,174)	(1,954,544)
Class I	(25,034,952)	(64,557,910)	(11,487,601)	(13,378,781)
Net increase (decrease) in net assets from share transactions of beneficial interest	5,827,608	2,722,678	(4,120,304)	(2,261,502)

Total Increase (Decrease) in Net Assets	(16,572,047)	(24,194,978)	(4,802,268)	(3,566,093)

Net Assets:
Beginning of period	330,662,896	354,857,874	111,458,557	115,024,650
End of period	$314,090,849	$330,662,896	$106,656,289	$111,458,557

Share Activity:
Shares Sold
Class A	385,967	779,601	718,486	972,484
Class C	48,179	147,657	46,098	78,270
Class I	538,745	1,867,345	536,238	1,277,687
Shares Reinvested
Class A	690,298	717,587	124,820	232,252
Class C	96,043	96,303	5,158	11,922
Class I	381,523	509,607	45,411	100,286
Shares Redeemed
Class A	(647,726)	(1,100,831)	(562,432)	(1,209,422)
Class C	(118,782)	(202,165)	(115,379)	(225,417)
Class I	(1,049,703)	(2,739,905)	(1,253,720)	(1,490,884)
Net increase (decrease) in shares of beneficial interest outstanding	324,544	75,199	(455,320)	(252,822)

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 60

	High Yield Bond Fund		Israel Common Values Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net investment income (loss)	$7,065,360	$11,881,866	$143,540	$523,970
Net realized gain (loss) from investments and foreign currency transactions	(383,859)	506,598	7,047,953	3,454,864
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(4,999,434)	(225,407)	23,451,723	57,542,696
Net increase (decrease) in net assets resulting from operations	1,682,067	12,163,057	30,643,216	61,521,530

Distributions to Shareholders:
Total distributions paid
Class A	(2,710,946)	(3,734,976)	(1,750,133)	(566,636)
Class C	(82,054)	(131,779)	(128,961)	(17,043)
Class I	(4,270,753)	(8,050,590)	(1,379,982)	(572,074)
Total dividends and distributions to shareholders	(7,063,753)	(11,917,345)	(3,259,076)	(1,155,753)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	24,938,281	22,818,278	8,356,870	9,466,129
Class C	287,950	912,035	1,593,934	1,183,850
Class I	31,403,288	161,132,777	30,324,678	14,459,008
Reinvestment of dividends and distributions
Class A	2,489,381	3,362,257	1,560,775	497,016
Class C	81,450	127,899	121,089	15,887
Class I	3,510,733	6,761,439	1,120,491	485,633
Cost of shares redeemed
Class A	(7,198,731)	(13,980,101)	(6,249,096)	(9,133,371)
Class C	(297,493)	(399,217)	(1,064,039)	(2,099,256)
Class I	(66,944,149)	(131,521,976)	(32,303,989)	(16,779,786)
Net increase (decrease) in net assets from share transactions of beneficial interest	(11,729,290)	49,213,391	3,460,713	(1,904,890)

Total Increase (Decrease) in Net Assets	(17,110,976)	49,459,103	30,844,853	58,460,887

Net Assets:
Beginning of period	232,292,135	182,833,032	158,438,766	99,977,879
End of period	$215,181,159	$232,292,135	$189,283,619	$158,438,766

Share Activity:
Shares Sold
Class A	2,735,123	2,530,945	207,510	329,173
Class C	31,018	99,301	41,800	43,255
Class I	3,445,165	17,946,304	708,438	510,825
Shares Reinvested
Class A	279,571	373,909	41,214	19,707
Class C	8,945	13,945	3,462	680
Class I	392,412	751,690	29,111	18,963
Shares Redeemed
Class A	(791,819)	(1,554,069)	(153,573)	(327,563)
Class C	(31,992)	(43,535)	(28,385)	(85,348)
Class I	(7,368,512)	(14,764,056)	(784,991)	(613,078)
Net increase (decrease) in shares of beneficial interest outstanding	(1,300,089)	5,354,434	64,586	(103,386)

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 61

	Defensive Strategies Fund		Strategic Growth Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net investment income (loss)	$465,268	$1,121,850	$242,767	$419,284
Net realized gain (loss) from investments, affiliated investments and foreign currency transactions	1,959,933	(708,142)	552,324	(197,912)
Capital gain dividends from affiliated funds	—	—	25,754	—
Capital gain dividends from REITs	—	76,377	—	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	10,235,847	10,055,250	58,321	2,634,832
Net increase (decrease) in net assets resulting from operations	12,661,048	10,545,335	879,166	2,856,204

Distributions to Shareholders:
Total distributions paid
Class A	(392,785)	(1,105,695)	(372,152)	(988,639)
Class C	(4,867)	(64,638)	(14,666)	(61,964)
Class I	(401,016)	(847,209)	(456)	(603)
Total dividends and distributions to shareholders	(798,668)	(2,017,542)	(387,274)	(1,051,206)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	5,691,352	4,533,644	801,656	2,759,494
Class C	137,599	441,094	209,774	251,182
Class I	8,174,834	12,993,688	20,423	10,151
Reinvestment of dividends and distributions
Class A	347,093	946,471	360,278	958,098
Class C	4,793	61,515	14,417	61,199
Class I	370,707	752,577	456	603
Cost of shares redeemed
Class A	(3,331,855)	(7,665,836)	(2,354,125)	(4,391,491)
Class C	(310,529)	(750,619)	(126,702)	(633,598)
Class I	(3,920,328)	(12,638,170)	(24)	—
Net increase (decrease) in net assets from share transactions of beneficial interest	7,163,666	(1,325,636)	(1,073,847)	(984,362)

Total Increase (Decrease) in Net Assets	19,026,046	7,202,157	(581,955)	820,636

Net Assets:
Beginning of period	86,532,760	79,330,603	34,578,299	33,757,663
End of period	$105,558,806	$86,532,760	$33,996,344	$34,578,299

Share Activity:
Shares Sold
Class A	326,188	304,890	73,770	279,172
Class C	8,188	31,682	22,561	29,960
Class I	450,203	874,524	1,916	1,049
Shares Reinvested
Class A	20,514	66,747	33,797	97,964
Class C	300	4,607	1,595	7,364
Class I	21,896	53,073	42	62
Shares Redeemed
Class A	(189,355)	(520,257)	(217,508)	(441,177)
Class C	(18,770)	(54,066)	(13,775)	(75,584)
Class I	(224,130)	(866,641)	—	—
Net increase (decrease) in shares of beneficial interest outstanding	395,034	(105,441)	(97,602)	(101,190)

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 62

	Conservative Growth Fund		Growth & Income Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations:
Net investment income (loss)	$281,616	$561,701	$154,495	$314,306
Net realized gain (loss) from investments, affiliated investments and foreign currency transactions	520,792	(23,834)	18,539	(752,968)
Capital gain dividends from affiliated funds	20,296	—	—	—
Net change in unrealized appreciation (depreciation) on investments, affiliated investments and foreign currency translations	(162,810)	1,710,775	435,913	1,016,883
Net increase (decrease) in net assets resulting from operations	659,894	2,248,642	608,947	578,221

Distributions to Shareholders:
Total distributions paid
Class A	(372,796)	(1,125,403)	(123,060)	(245,841)
Class C	(16,512)	(90,230)	(4,798)	(12,312)
Class I	(2,918)	(4,596)	(35,450)	(67,167)
Total dividends and distributions to shareholders	(392,226)	(1,220,229)	(163,308)	(325,320)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	780,064	1,896,934	1,976,839	1,330,179
Class C	133,130	248,901	90,098	218,470
Class I	57,363	58,527	498,581	1,038,722
Reinvestment of dividends and distributions
Class A	357,220	1,085,370	117,738	233,689
Class C	15,967	88,064	4,798	12,308
Class I	2,918	4,596	33,663	63,660
Cost of shares redeemed
Class A	(2,205,719)	(6,021,319)	(2,301,277)	(1,749,170)
Class C	(417,548)	(979,185)	(271,444)	(269,372)
Class I	(211,071)	(50)	(545,748)	(1,239,131)
Net increase (decrease) in net assets from share transactions of beneficial interest	(1,487,676)	(3,618,162)	(396,752)	(360,645)

Total Increase (Decrease) in Net Assets	(1,220,008)	(2,589,749)	48,887	(107,744)

Net Assets:
Beginning of period	35,928,968	38,518,717	18,960,617	19,068,361
End of period	$34,708,960	$35,928,968	$19,009,504	$18,960,617

Share Activity:
Shares Sold
Class A	69,183	180,041	177,841	123,172
Class C	13,835	26,932	8,407	21,089
Class I	5,093	6,031	44,064	95,560
Shares Reinvested
Class A	32,299	105,171	10,483	21,473
Class C	1,674	9,873	446	1,182
Class I	265	447	2,972	5,799
Shares Redeemed
Class A	(196,748)	(576,659)	(206,308)	(161,724)
Class C	(43,244)	(107,944)	(24,853)	(25,901)
Class I	(18,779)	(5)	(48,118)	(112,813)
Net increase (decrease) in shares of beneficial interest outstanding	(136,422)	(356,113)	(35,066)	(32,163)

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 63

Section 5 | Financial Highlights

Small/Mid Cap Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$13.81		$13.30	$9.62	$8.42		$12.53	$9.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.05)		(0.07)	(0.06)	(0.03)		(0.09)	(0.14)
Net realized and unrealized gain (loss) on investments	2.01		1.66	4.07	1.50		(2.95)	3.39
Total from investment operations	1.96		1.59	4.01	1.47		(3.04)	3.25

LESS DISTRIBUTIONS:
From net investment income	—		(0.02)	—	—		—	—
From net realized gains on investments	(0.47)		(1.06)	(0.33)	(0.27)		(1.07)	(0.64)
Total distributions	(0.47)		(1.08)	(0.33)	(0.27)		(1.07)	(0.64)

Net asset value, end of period	$15.30		$13.81	$13.30	$9.62		$8.42	$12.53

Total return (B)(C)	14.46	%(F)	12.46%	42.75%	17.59%		(26.66)%	33.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$62,588		$52,453	$45,754	$32,076		$27,983	$37,917
Ratios to average net assets
Expenses, before waiver and reimbursement	1.59	%(G)	1.70%	1.58%	1.58%		1.62%	1.60%
Expenses, net waiver and reimbursement (D)	1.49	%(G)	1.60%	1.48%	1.48	%(E)	1.52%	1.50%
Net investment loss, before waiver and reimbursement	(0.79	)%(G)	(0.63)%	(0.61)%	(0.38)%		(1.00)%	(1.30)%
Net investment loss, net waiver and reimbursement (D)	(0.69	)%(G)	(0.53)%	(0.51)%	(0.28	)%(E)	(0.90)%	(1.20)%
Portfolio turnover rate	19	%(F)	74%	95%	67%		46%	19%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.03%.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 64

Small/Mid Cap Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$9.72		$9.70	$7.14	$6.36		$9.79	$7.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.07)		(0.11)	(0.11)	(0.07)		(0.13)	(0.18)
Net realized and unrealized gain (loss) on investments	1.40		1.19	3.00	1.12		(2.23)	2.68
Total from investment operations	1.33		1.08	2.89	1.05		(2.36)	2.50

LESS DISTRIBUTIONS:
From net realized gains on investments	(0.47)		(1.06)	(0.33)	(0.27)		(1.07)	(0.64)
Total distributions	(0.47)		(1.06)	(0.33)	(0.27)		(1.07)	(0.64)

Net asset value, end of period	$10.58		$9.72	$9.70	$7.14		$6.36	$9.79

Total return (B)(C)	14.06	%(F)	11.66%	41.88%	16.66%		(27.23)%	32.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,908		$3,182	$3,004	$2,466		$2,150	$2,877
Ratios to average net assets
Expenses, before waiver and reimbursement	2.34	%(G)	2.45%	2.33%	2.33%		2.37%	2.35%
Expenses, net waiver and reimbursement (D)	2.24	%(G)	2.35%	2.23%	2.23	%(E)	2.27%	2.25%
Net investment loss, before waiver and reimbursement	(1.54	)%(G)	(1.38)%	(1.36)%	(1.13)%		(1.75)%	(2.05)%
Net investment loss, net waiver and reimbursement (D)	(1.44	)%(G)	(1.28)%	(1.26)%	(1.03	)%(E)	(1.65)%	(1.95)%
Portfolio turnover rate	19	%(F)	74%	95%	67%		46%	56%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.03%.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 65

Small/Mid Cap Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$14.36		$13.79	$9.93	$8.67		$12.84	$10.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.03)		(0.04)	(0.03)	(0.00	)*	(0.09)	(0.12)
Net realized and unrealized gain (loss) on investments	2.09		1.73	4.22	1.53		(3.01)	3.47
Total from investment operations	2.06		1.69	4.19	1.53		(3.10)	3.35

LESS DISTRIBUTIONS:
From net investment income	—		(0.06)	—	—		—	—
From net realized gains on investments	(0.47)		(1.06)	(0.33)	(0.27)		(1.07)	(0.64)
Total distributions	(0.47)		(1.12)	(0.33)	(0.27)		(1.07)	(0.64)

Net asset value, end of period	$15.95		$14.36	$13.79	$9.93		$8.67	$12.84

Total return (B)	14.61	%(E)	12.70%	43.24%	17.78%		(26.48)%	34.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$50,400		$31,943	$23,269	$7,833		$4,586	$12,104
Ratios to average net assets
Expenses, before waiver and reimbursement	1.34	%(F)	1.45%	1.33%	1.33%		1.44%	1.35%
Expenses, net waiver and reimbursement (C)	1.24	%(F)	1.35%	1.23%	1.23	%(D)	1.34%	1.25%
Net investment loss, before waiver and reimbursement	(0.54	)%(F)	(0.38)%	(0.34)%	(0.13)%		(0.85)%	(1.05)%
Net investment loss, net waiver and reimbursement (C)	(0.44	)%(F)	(0.28)%	(0.24)%	(0.03	)%(D)	(0.75)%	(0.95)%
Portfolio turnover rate	19	%(E)	74%	95%	67%		46%	56%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.03%.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 66

International Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025		2024		2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$15.83		$13.65		$10.88		$9.16		$12.84	$9.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.01		0.12		0.07		0.09		0.10	0.02
Net realized and unrealized gain (loss) on investments	0.37		2.19		2.82		1.68		(3.72)	2.90
Total from investment operations	0.38		2.31		2.89		1.77		(3.62)	2.92

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.13)		(0.12)		(0.05)		(0.06)	—
From net realized gains on investments	(0.14)		—		—		—		—	—
Total distributions	(0.29)		(0.13)		(0.12)		(0.05)		(0.06)	—

Net asset value, end of period	$15.92		$15.83		$13.65		$10.88		$9.16	$12.84

Total return (B)(C)	2.44	%(I)	17.12%		26.74%		19.31%		(28.33)%	29.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$70,712		$66,864		$58,745		$57,824		$45,524	$61,220
Ratios to average net assets
Expenses, before waiver and reimbursement	1.62	%(J)	1.67%		1.67%		1.64%		1.72%	1.63%
Expenses, net waiver and reimbursement (D)	1.50	%(H)(J)	1.57	%(G)	1.59	%(E)	1.59	%(F)	1.67%	1.58%
Net investment income (loss), before waiver and reimbursement	(0.08	)%(J)	0.79%		0.49%		0.76%		0.79%	0.13%
Net investment income, net waiver and reimbursement (D)	0.04	%(H)(J)	0.89	%(G)	0.57	%(E)	0.81	%(F)	0.84%	0.18%
Portfolio turnover rate	9%(I)		16%		18%		20%		7%	17%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period February 1, 2024 through September 30, 2024, the voluntary waiver was 0.05%.

(F)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.02%.

(G)	For the year ended September 30, 2025, the voluntary waiver was 0.05%.

(H)	For the six months ended March 31, 2026, the voluntary waiver was 0.02%.

(I)	For periods of less than one full year, total return and turnover are not annualized.

(J)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 67

International Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025		2024		2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$15.15		$13.06		$10.40		$8.78		$12.35	$9.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.06)		0.02		(0.02)		0.01		0.00 *	(0.07)
Net realized and unrealized gain (loss) on investments	0.36		2.10		2.70		1.61		(3.57)	2.80
Total from investment operations	0.30		2.12		2.68		1.62		(3.57)	2.73

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.03)		(0.02)		—		—	—
From net realized gains on investments	(0.14)		—		—		—		—	—
Total distributions	(0.17)		(0.03)		(0.02)		—		—	—

Net asset value, end of period	$15.28		$15.15		$13.06		$10.40		$8.78	$12.35

Total return (B)(C)	2.01	%(I)	16.24%		25.81%		18.45%		(28.91)%	28.38%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,415		$1,671		$1,697		$1,841		$1,492	$2,337
Ratios to average net assets
Expenses, before waiver and reimbursement	2.37	%(J)	2.42%		2.42%		2.39%		2.47%	2.38%
Expenses, net waiver and reimbursement (D)	2.25	%(H)(J)	2.32	%(G)	2.34	%(E)	2.34	%(F)	2.42%	2.33%
Net investment income (loss), before waiver and reimbursement	(0.83	)%(J)	0.04%		(0.25)%		0.02%		0.00%#	(0.65)%
Net investment income (loss), net waiver and reimbursement (D)	(0.71	)%(H)(J)	0.14	%(G)	(0.17	)%(E)	0.07	%(F)	0.05%	(0.60)%
Portfolio turnover rate	9%(I)		16%		18%		20%		7%	17%

*	Amount is less than $0.005 per share.

#	Amount is less than 0.005%.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period February 1, 2024 through September 30, 2024 the voluntary waiver was 0.05%.

(F)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

(G)	For the year ended September 30, 2025 the voluntary waiver was 0.05%.

(H)	For the six months ended March 31, 2026, the voluntary waiver was 0.02%.

(I)	For periods of less than one full year, total return and turnover are not annualized.

(J)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 68

International Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025		2024		2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$15.89		$13.71		$10.92		$9.19		$12.89	$9.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.02		0.16		0.10		0.12		0.13	0.06
Net realized and unrealized gain (loss) on investments	0.39		2.18		2.84		1.69		(3.74)	2.89
Total from investment operations	0.41		2.34		2.94		1.81		(3.61)	2.95

LESS DISTRIBUTIONS:
From net investment income	(0.19)		(0.16)		(0.15)		(0.08)		(0.09)	—
From net realized gains on investments	(0.14)		—		—		—		—	—
Total distributions	(0.33)		(0.16)		(0.15)		(0.08)		(0.09)	—

Net asset value, end of period	$15.97		$15.89		$13.71		$10.92		$9.19	$12.89

Total return (B)	2.60	%(H)	17.34%		27.13%		19.66%		(28.20)%	29.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$127,185		$140,253		$122,203		$102,795		$69,570	$72,957
Ratios to average net assets
Expenses, before waiver and reimbursement	1.37	%(I)	1.42%		1.42%		1.39%		1.47%	1.38%
Expenses, net waiver and reimbursement (C)	1.25	%(G)(I)	1.32	%(F)	1.34	%(D)	1.34	%(E)	1.42%	1.33%
Net investment income, before waiver and reimbursement	0.17	%(I)	1.04%		0.73%		1.03%		1.13%	0.45%
Net investment income, net waiver and reimbursement (C)	0.29	%(G)(I)	1.14	%(F)	0.81	%(D)	1.08	%(E)	1.18%	0.50%
Portfolio turnover rate	9%(H)		16%		18%		20%		7%	17%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	For the period February 1, 2024 through September 30, 2024 the voluntary waiver was 0.05%.

(E)	For the period October 1, 2022 through January 28, 2023 the voluntary waiver was 0.02%.

(F)	For the year ended September 30, 2025 the voluntary waiver was 0.05%.

(G)	For the six months ended March 31, 2026, the voluntary waiver was 0.02%.

(H)	For periods of less than one full year, total return and turnover are not annualized.

(I)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 69

Large/Mid Cap Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$14.42		$13.38	$10.43	$9.65		$12.61	$9.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		(0.06)	(0.01)	0.01		(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.09)		1.99	3.62	1.76		(2.12)	3.10
Total from investment operations	(0.12)		1.93	3.61	1.77		(2.16)	3.03

LESS DISTRIBUTIONS:
From net investment income	—		(0.00)*	—	—		—	—
From net realized gains on investments	(1.60)		(0.89)	(0.66)	(0.99)		(0.80)	(0.19)
Total distributions	(1.60)		(0.89)	(0.66)	(0.99)		(0.80)	(0.19)

Net asset value, end of period	$12.70		$14.42	$13.38	$10.43		$9.65	$12.61

Total return (B)(C)	(1.30	)%(I)	15.01%	36.13%	18.83%		(18.74)%	31.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$156,315		$159,125	$132,332	$94,109		$82,627	$96,378
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.48	%(J)	1.51%	1.41%	1.48%		1.50%	1.50%
Expenses, net waiver and reimbursement (D)(E)	1.35	%(H)(J)	1.38%	1.27%	1.29	%(G)	1.30%	1.39%
Net investment income (loss), before waiver and reimbursement (E)	(0.59	)%(J)	(0.55)%	(0.21)%	(0.11)%		(0.55)%	(0.71)%
Net investment income (loss), net waiver and reimbursement (D)(E)(F)	(0.46	)%(H)(J)	(0.42)%	(0.08)%	0.07	%(G)	(0.35)%	(0.60)%
Portfolio turnover rate	26	%(I)	40%	53%	39%		35%	22%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.06%.

(H)	For the six months ended March 31, 2026, the voluntary waiver was 0.01%.

(I)	For periods of less than one full year, total return and turnover are not annualized.

(J)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 70

Large/Mid Cap Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$9.81		$9.43	$7.58	$7.31		$9.79	$7.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.05)		(0.11)	(0.07)	(0.05)		(0.10)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.04)		1.38	2.58	1.31		(1.58)	2.42
Total from investment operations	(0.09)		1.27	2.51	1.26		(1.68)	2.30

LESS DISTRIBUTIONS:
From net realized gains on investments	(1.60)		(0.89)	(0.66)	(0.99)		(0.80)	(0.19)
Total distributions	(1.60)		(0.89)	(0.66)	(0.99)		(0.80)	(0.19)

Net asset value, end of period	$8.12		$9.81	$9.43	$7.58		$7.31	$9.79

Total return (B)(C)	(1.65	)%(I)	14.24%	35.14%	17.79%		(19.27)%	30.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,774		$11,614	$10,312	$9,802		$8,577	$10,845
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.23	%(J)	2.26%	2.16%	2.21%		2.25%	2.25%
Expenses, net waiver and reimbursement (D)(E)	2.10	%(H)(J)	2.13%	2.02%	2.04	%(G)	2.05%	2.14%
Net investment loss, before waiver and reimbursement (E)	(1.34	)%(J)	(1.30)%	(0.96)%	(0.85)%		(1.30)%	(1.46)%
Net investment loss, net waiver and reimbursement (D)(E)(F)	(1.21	)%(H)(J)	(1.17)%	(0.82)%	(0.68	)%(G)	(1.10)%	(1.35)%
Portfolio turnover rate	26	%(I)	40%	53%	39%		35%	22%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.06%.

(H)	For the six months ended March 31, 2026, the voluntary waiver was 0.01%.

(I)	For periods of less than one full year, total return and turnover are not annualized.

(J)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 71

Large/Mid Cap Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$15.02		$13.89	$10.79	$9.94		$12.93	$9.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.01)		(0.02)	0.02	0.03		(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.11)		2.07	3.75	1.81		(2.18)	3.17
Total from investment operations	(0.12)		2.05	3.77	1.84		(2.19)	3.13

LESS DISTRIBUTIONS:
From net investment income	—		(0.03)	(0.01)	—		—	—
From net realized gains on investments	(1.60)		(0.89)	(0.66)	(0.99)		(0.80)	(0.19)
Total distributions	(1.60)		(0.92)	(0.67)	(0.99)		(0.80)	(0.19)

Net asset value, end of period	$13.30		$15.02	$13.89	$10.79		$9.94	$12.93

Total return (B)	(1.25	)%(H)	15.34%	36.49%	19.01%		(18.50)%	31.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$98,262		$112,679	$73,963	$45,126		$21,966	$27,220
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.23	%(I)	1.26%	1.16%	1.21%		1.25%	1.25%
Expenses, net waiver and reimbursement (C)(D)	1.10	%(G)(I)	1.13%	1.02%	1.04	%(F)	1.05%	1.14%
Net investment income (loss), before waiver and reimbursement (D)	(0.34	)%(I)	(0.30)%	0.03%	0.13%		(0.30)%	(0.45)%
Net investment income (loss), net waiver and reimbursement (C)(D)(E)	(0.21	)%(G)(I)	(0.17)%	0.17%	0.31	%(F)	(0.10)%	(0.34)%
Portfolio turnover rate	26	%(H)	40%	53%	39%		35%	22%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.06%.

(G)	For the six months ended March 31, 2026, the voluntary waiver was 0.01%.

(H)	For periods of less than one full year, total return and turnover are not annualized.

(I)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 72

Small Cap Value Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$19.47		$20.63	$17.32	$15.98		$21.35	$14.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.03		0.03	0.10	0.16		0.09	0.12
Net realized and unrealized gain (loss) on investments	0.19		(0.02)	3.97	2.32		(3.50)	7.10
Total from investment operations	0.22		0.01	4.07	2.48		(3.41)	7.22

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.11)	(0.15)	(0.07)		(0.08)	(0.03)
From net realized gains on investments	(0.88)		(1.06)	(0.61)	(1.07)		(1.88)	—
Total distributions	(0.93)		(1.17)	(0.76)	(1.14)		(1.96)	(0.03)

Net asset value, end of period	$18.76		$19.47	$20.63	$17.32		$15.98	$21.35

Total return (B)(C)	1.15	%(H)	(0.17)%	24.15%	15.45%		(17.84)%	51.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$101,001		$104,772	$111,015	$96,865		$88,234	$105,800
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.50	%(I)	1.57%	1.46%	1.47%		1.50%	1.46%
Expenses, net waiver and reimbursement (D)(E)	1.34	%(I)	1.43%	1.33%	1.32	%(G)	1.34%	1.34%
Net investment income, before waiver and reimbursement (E)	0.10	%(I)	0.03%	0.40%	0.74%		0.30%	0.50%
Net investment income, net waiver and reimbursement (D)(E)(F)	0.26	%(I)	0.17%	0.53%	0.89	%(G)	0.46%	0.62%
Portfolio turnover rate	29	%(H)	56%	50%	55%		49%	61%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.05%.

(H)	For periods of less than one full year, total return and turnover are not annualized.

(I)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 73

Small Cap Value Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$11.00		$12.15	$10.48	$10.06		$14.16	$9.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	(0.03)		(0.05)	(0.02)	0.01		(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	0.11		(0.01)	2.36	1.48		(2.18)	4.73
Total from investment operations	0.08		(0.06)	2.34	1.49		(2.22)	4.71

LESS DISTRIBUTIONS:
From net investment income	—		(0.03)	(0.06)	—		—	—
From net realized gains on investments	(0.88)		(1.06)	(0.61)	(1.07)		(1.88)	—
Total distributions	(0.88)		(1.09)	(0.67)	(1.07)		(1.88)	—

Net asset value, end of period	$10.20		$11.00	$12.15	$10.48		$10.06	$14.16

Total return (B)(C)	0.72	%(H)	(0.93)%	23.28%	14.61%		(18.44)%	49.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,246		$4,612	$5,266	$6,502		$5,747	$7,293
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.25	%(I)	2.32%	2.21%	2.22%		2.25%	2.21%
Expenses, net waiver and reimbursement (D)(E)	2.09	%(I)	2.18%	2.08%	2.07	%(G)	2.09%	2.09%
Net investment income (loss), before waiver and reimbursement (E)	(0.65	)%(I)	(0.72)%	(0.30)%	0.00	%*	(0.46)%	(0.26)%
Net investment income (loss), net waiver and reimbursement (D)(E)(F)	(0.49	)%(I)	(0.58)%	(0.17)%	0.15	%(G)	(0.30)%	(0.14)%
Portfolio turnover rate	29	%(H)	56%	50%	55%		49%	61%

*	Amount is less than 0.005%.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.05%.

(H)	For periods of less than one full year, total return and turnover are not annualized.

(I)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 74

Small Cap Value Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$19.90		$21.05	$17.66	$16.27		$21.71	$14.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.05		0.08	0.15	0.20		0.14	0.17
Net realized and unrealized gain (loss) on investments	0.19		(0.01)	4.04	2.38		(3.57)	7.21
Total from investment operations	0.24		0.07	4.19	2.58		(3.43)	7.38

LESS DISTRIBUTIONS:
From net investment income	(0.10)		(0.16)	(0.19)	(0.12)		(0.13)	(0.09)
From net realized gains on investments	(0.88)		(1.06)	(0.61)	(1.07)		(1.88)	—
Total distributions	(0.98)		(1.22)	(0.80)	(1.19)		(2.01)	(0.09)

Net asset value, end of period	$19.16		$19.90	$21.05	$17.66		$16.27	$21.71

Total return (B)	1.22	%(G)	0.12%	24.45%	15.78%		(17.65)%	51.33%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$59,270		$64,411	$79,593	$67,177		$46,222	$56,299
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.25	%(H)	1.32%	1.21%	1.22%		1.25%	1.21%
Expenses, net waiver and reimbursement (C)(D)	1.09	%(H)	1.18%	1.08%	1.07	%(F)	1.09%	1.09%
Net investment income, before waiver and reimbursement (D)	0.35	%(H)	0.28%	0.66%	1.00%		0.55%	0.75%
Net investment income, net waiver and reimbursement (C)(D)(E)	0.51	%(H)	0.43%	0.79%	1.15	%(F)	0.72%	0.87%
Portfolio turnover rate	29	%(G)	56%	50%	55%		49%	61%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.05%.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 75

Large/Mid Cap Value Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025		2024		2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$24.13		$25.98		$20.45		$18.91		$21.88	$17.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.05		0.10		0.13		0.12		0.07	(0.01)
Net realized and unrealized gain (loss) on investments	0.24		0.32		5.59		2.51		(2.01)	5.12
Total from investment operations	0.29		0.42		5.72		2.63		(1.94)	5.11

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.11)		(0.10)		(0.04)		(0.00)*	(0.03)
From net realized gains on investments	(1.82)		(2.16)		(0.09)		(1.05)		(1.03)	(0.63)
Total distributions	(1.98)		(2.27)		(0.19)		(1.09)		(1.03)	(0.66)

Net asset value, end of period	$22.44		$24.13		$25.98		$20.45		$18.91	$21.88

Total return (B)(C)	1.30	%(K)	1.86%		28.18%		13.95%		(9.70)%	29.89%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$190,895		$194,928		$199,554		$162,861		$147,928	$160,560
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.46	%(L)	1.47%		1.39%		1.45%		1.46%	1.45%
Expenses, net waiver and reimbursement (D)(E)	1.22	%(J)(L)	1.25	%(I)	1.19	%(G)	1.24	%(H)	1.21%	1.30%
Net investment income (loss), before waiver and reimbursement (E)	0.19	%(L)	0.14%		0.34%		0.36%		0.08%	(0.17)%
Net investment income (loss), net waiver and reimbursement (D)(E)(F)	0.43	%(J)(L)	0.36	%(I)	0.55	%(G)	0.56	%(H)	0.33%	(0.02)%
Portfolio turnover rate	4%(K)		31%		34%		17%		34%	33%

*	Amount is less than $0.005 per share.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the year ended September 30, 2024, the voluntary waiver was 0.05%.

(H)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

(I)	For the year ended September 30, 2025, the voluntary waiver was 0.06%.

(J)	For the six months ended March 31, 2026, the voluntary waiver was 0.02%.

(K)	For periods of less than one full year, total return and turnover are not annualized.

(L)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 76

Large/Mid Cap Value Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025		2024		2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$16.39		$18.38		$14.53		$13.78		$16.31	$13.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.02)		(0.05)		(0.03)		(0.03)		(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	0.16		0.22		3.97		1.83		(1.43)	3.85
Total from investment operations	0.14		0.17		3.94		1.80		(1.50)	3.73

LESS DISTRIBUTIONS:
From net investment income	(0.06)		—		—		—		—	—
From net realized gains on investments	(1.82)		(2.16)		(0.09)		(1.05)		(1.03)	(0.63)
Total distributions	(1.88)		(2.16)		(0.09)		(1.05)		(1.03)	(0.63)

Net asset value, end of period	$14.65		$16.39		$18.38		$14.53		$13.78	$16.31

Total return (B)(C)	0.92	%(K)	1.18%		27.23%		13.06%		(10.34)%	28.91%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$11,877		$12,869		$13,662		$15,111		$13,695	$15,162
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.21	%(L)	2.22%		2.14%		2.20%		2.21%	2.20%
Expenses, net waiver and reimbursement (D)(E)	1.97	%(J)(L)	2.00	%(I)	1.94	%(G)	1.99	%(H)	1.96%	2.05%
Net investment loss, before waiver and reimbursement (E)	(0.56	)%(L)	(0.61)%		(0.41)%		(0.40)%		(0.67)%	(0.92)%
Net investment loss, net waiver and reimbursement (D)(E)(F)	(0.32	)%(J)(L)	(0.39	)%(I)	(0.21	)%(G)	(0.19	)%(H)	(0.42)%	(0.77)%
Portfolio turnover rate	4%(K)		31%		34%		17%		34%	33%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the year ended September 30, 2024, the voluntary waiver was 0.05%.

(H)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

(I)	For the year ended September 30, 2025, the voluntary waiver was 0.06%.

(J)	For the six months ended March 31, 2026, the voluntary waiver was 0.02%.

(K)	For periods of less than one full year, total return and turnover are not annualized.

(L)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 77

Large/Mid Cap Value Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025		2024		2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$24.53		$26.36		$20.74		$19.17		$22.14	$17.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.16		0.19		0.17		0.13	0.04
Net realized and unrealized gain (loss) on investments	0.24		0.34		5.67		2.54		(2.04)	5.18
Total from investment operations	0.32		0.50		5.86		2.71		(1.91)	5.22

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.17)		(0.15)		(0.09)		(0.03)	(0.08)
From net realized gains on investments	(1.82)		(2.16)		(0.09)		(1.05)		(1.03)	(0.63)
Total distributions	(2.04)		(2.33)		(0.24)		(1.14)		(1.06)	(0.71)

Net asset value, end of period	$22.81		$24.53		$26.36		$20.74		$19.17	$22.14

Total return (B)	1.41	%(J)	2.17%		28.53%		14.21%		(9.48)%	30.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$111,319		$122,865		$141,642		$107,195		$79,945	$77,776
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.21	%(K)	1.22%		1.14%		1.20%		1.21%	1.20%
Expenses, net waiver and reimbursement (C)(D)	0.97	%(I)(K)	1.00	%(H)	0.94	%(F)	0.99	%(G)	0.96%	1.05%
Net investment income, before waiver and reimbursement (D)	0.44	%(K)	0.38%		0.59%		0.61%		0.34%	0.08%
Net investment income, net waiver and reimbursement (C)(D)(E)	0.68	%(I)(K)	0.60	%(H)	0.80	%(F)	0.81	%(G)	0.59%	0.23%
Portfolio turnover rate	4%(J)		31%		34%		17%		34%	33%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the year ended September 30, 2024, the voluntary waiver was 0.05%.

(G)	For the year ended September 30, 2023, the voluntary waiver was 0.07%.

(H)	For the year ended September 30, 2025, the voluntary waiver was 0.06%.

(I)	For the six months ended March 31, 2026, the voluntary waiver was 0.02%.

(J)	For periods of less than one full year, total return and turnover are not annualized.

(K)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 78

Fixed Income Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$9.21		$9.32	$8.68	$8.92		$10.44	$10.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.14		0.27	0.26	0.19		0.08	0.03
Net realized and unrealized gain (loss) on investments	(0.04)		(0.10)	0.63	(0.23)		(1.49)	(0.27)
Total from investment operations	0.10		0.17	0.89	(0.04)		(1.41)	(0.24)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.28)	(0.25)	(0.20)		(0.11)	(0.12)
Total distributions	(0.15)		(0.28)	(0.25)	(0.20)		(0.11)	(0.12)

Net asset value, end of period	$9.16		$9.21	$9.32	$8.68		$8.92	$10.44

Total return (B)(C)	1.06	%(F)	1.91%	10.37%	(0.55)%		(13.60)%	(2.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$76,376		$74,281	$75,162	$68,641		$81,219	$96,586
Ratios to average net assets
Expenses, before waiver and reimbursement	1.34	%(G)	1.35%	1.27%	1.29%		1.22%	1.34%
Expenses, net waiver and reimbursement (D)	1.14	%(G)	1.15%	1.07%	1.07	%(E)	1.02%	1.14%
Net investment income, before waiver and reimbursement	2.76	%(G)	2.79%	2.67%	1.87%		0.64%	0.11%
Net investment income, net waiver and reimbursement (D)	2.96	%(G)	2.99%	2.86%	2.09	%(E)	0.84%	0.31%
Portfolio turnover rate	10	%(F)	28%	50%	68%		68%	45%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.07%.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 79

Fixed Income Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$8.81		$8.92	$8.32	$8.56		$10.04	$10.38

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(A)	0.10		0.19	0.18	0.12		0.01	(0.04)
Net realized and unrealized gain (loss) on investments	(0.05)		(0.08)	0.61	(0.22)		(1.44)	(0.27)
Total from investment operations	0.05		0.11	0.79	(0.10)		(1.43)	(0.31)

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.22)	(0.19)	(0.14)		(0.05)	(0.03)
Total distributions	(0.11)		(0.22)	(0.19)	(0.14)		(0.05)	(0.03)

Net asset value, end of period	$8.75		$8.81	$8.92	$8.32		$8.56	$10.04

Total return (B)(C)	0.60	%(F)	1.23%	9.51%	(1.24)%		(14.24)%	(2.99)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$4,003		$4,596	$5,860	$7,628		$8,861	$11,369
Ratios to average net assets
Expenses, before waiver and reimbursement	2.09	%(G)	2.10%	2.02%	2.04%		1.97%	2.09%
Expenses, net waiver and reimbursement (D)	1.89	%(G)	1.90%	1.82%	1.82	%(E)	1.77%	1.89%
Net investment income (loss), before waiver and reimbursement	2.01	%(G)	2.04%	1.92%	1.12%		(0.11)%	(0.64)%
Net investment income (loss), net waiver and reimbursement (D)	2.21	%(G)	2.24%	2.10%	1.35	%(E)	0.09%	(0.44)%
Portfolio turnover rate	10	%(F)	28%	50%	68%		68%	45%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.07%.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 80

Fixed Income Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$9.12		$9.23	$8.59	$8.83		$10.34	$10.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.15		0.29	0.28	0.22		0.11	0.06
Net realized and unrealized gain (loss) on investments	(0.05)		(0.10)	0.63	(0.24)		(1.49)	(0.28)
Total from investment operations	0.10		0.19	0.91	(0.02)		(1.38)	(0.22)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.30)	(0.27)	(0.22)		(0.13)	(0.17)
Total distributions	(0.16)		(0.30)	(0.27)	(0.22)		(0.13)	(0.17)

Net asset value, end of period	$9.06		$9.12	$9.23	$8.59		$8.83	$10.34

Total return (B)	1.09	%(E)	2.19%	10.76%	(0.30)%		(13.41)%	(2.07)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$26,277		$32,582	$34,002	$26,672		$21,308	$18,389
Ratios to average net assets
Expenses, before waiver and reimbursement	1.09	%(F)	1.10%	1.02%	1.04%		0.97%	1.09%
Expenses, net waiver and reimbursement (C)	0.89	%(F)	0.90%	0.82%	0.82	%(D)	0.77%	0.89%
Net investment income, before waiver and reimbursement	3.01	%(F)	3.04%	2.92%	2.18%		0.90%	0.36%
Net investment income, net waiver and reimbursement (C)	3.21	%(F)	3.24%	3.11%	2.41	%(D)	1.10%	0.56%
Portfolio turnover rate	10	%(E)	28%	50%	68%		68%	45%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.07%.

(E)	For periods of less than one full year, total return and turnover are not annualized.

(F)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 81

High Yield Bond Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$9.09		$9.05	$8.32	$7.98		$9.91	$9.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.26		0.51	0.52	0.44		0.41	0.41
Net realized and unrealized gain (loss) on investments	(0.20)		0.01	0.71	0.35		(1.90)	0.64
Total from investment operations	0.06		0.52	1.23	0.79		(1.49)	1.05

LESS DISTRIBUTIONS:
From net investment income	(0.28)		(0.48)	(0.50)	(0.45)		(0.41)	(0.40)
From net realized gains on investments	—		—	—	—		(0.03)	—
Total distributions	(0.28)		(0.48)	(0.50)	(0.45)		(0.44)	(0.40)

Net asset value, end of period	$8.87		$9.09	$9.05	$8.32		$7.98	$9.91

Total return (B)(C)	0.64	%(G)	5.97%	15.07%	10.00%		(15.45)%	11.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$94,766		$76,912	$64,381	$56,855		$67,766	$64,216
Ratios to average net assets
Expenses, before waiver and reimbursement	1.30	%(H)	1.29%	1.24%	1.32%		1.26%	1.38%
Expenses, net waiver and reimbursement (D)	1.18	%(F)(H)	1.19%	1.14%	1.19	%(E)	1.18%	1.33%
Net investment income, before waiver and reimbursement	5.55	%(H)	5.53%	5.78%	5.06%		4.36%	4.15%
Net investment income, net waiver and reimbursement (D)	5.67	%(F)(H)	5.63%	5.88%	5.18	%(E)	4.44%	4.20%
Portfolio turnover rate	20	%(G)	46%	33%	72%		24%	57%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.03%.

(F)	For the six months ended March 31, 2026, the voluntary waiver was 0.02%.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 82

High Yield Bond Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$9.27		$9.23	$8.48	$8.12		$10.08	$9.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.23		0.45	0.46	0.38		0.34	0.34
Net realized and unrealized gain (loss) on investments	(0.20)		0.01	0.72	0.37		(1.93)	0.66
Total from investment operations	0.03		0.46	1.18	0.75		(1.59)	1.00

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.42)	(0.43)	(0.39)		(0.34)	(0.32)
From net realized gains on investments	—		—	—	—		(0.03)	—
Total distributions	(0.24)		(0.42)	(0.43)	(0.39)		(0.37)	(0.32)

Net asset value, end of period	$9.06		$9.27	$9.23	$8.48		$8.12	$10.08

Total return (B)(C)	0.35	%(G)	5.09%	14.14%	9.27%		(16.14)%	10.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,126		$3,127	$2,469	$2,559		$2,337	$3,138
Ratios to average net assets
Expenses, before waiver and reimbursement	2.05	%(H)	2.04%	1.99%	2.07%		2.01%	2.13%
Expenses, net waiver and reimbursement (D)	1.93	%(F)(H)	1.94%	1.89%	1.94	%(E)	1.93%	2.08%
Net investment income, before waiver and reimbursement	4.80	%(H)	4.78%	5.02%	4.32%		3.60%	3.40%
Net investment income, net waiver and reimbursement (D)	4.92	%(F)(H)	4.88%	5.12%	4.44	%(E)	3.68%	3.45%
Portfolio turnover rate	20	%(G)	46%	33%	72%		24%	57%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.03%.

(F)	For the six months ended March 31, 2026, the voluntary waiver was 0.02%.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 83

High Yield Bond Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$9.09		$9.06	$8.33	$7.98		$9.91	$9.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.27		0.53	0.54	0.46		0.43	0.44
Net realized and unrealized gain (loss) on investments	(0.19)		0.01	0.71	0.36		(1.90)	0.63
Total from investment operations	0.08		0.54	1.25	0.82		(1.47)	1.07

LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.51)	(0.52)	(0.47)		(0.43)	(0.42)
From net realized gains on investments	—		—	—	—		(0.03)	—
Total distributions	(0.29)		(0.51)	(0.52)	(0.47)		(0.46)	(0.42)

Net asset value, end of period	$8.88		$9.09	$9.06	$8.33		$7.98	$9.91

Total return (B)	0.87	%(F)	6.10%	15.34%	10.40%		(15.24)%	11.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$117,288		$152,253	$115,983	$73,109		$67,093	$69,150
Ratios to average net assets
Expenses, before waiver and reimbursement	1.05	%(G)	1.04%	0.99%	1.07%		1.01%	1.13%
Expenses, net waiver and reimbursement (C)	0.93	%(E)(G)	0.94%	0.89%	0.94	%(D)	0.93%	1.08%
Net investment income, before waiver and reimbursement	5.80	%(G)	5.78%	6.02%	5.31%		4.59%	4.40%
Net investment income, net waiver and reimbursement (C)	5.92	%(E)(G)	5.88%	6.12%	5.45	%(D)	4.68%	4.45%
Portfolio turnover rate	20	%(F)	46%	33%	72%		24%	57%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(C)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(D)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.03%.

(E)	For the six months ended March 31, 2026, the voluntary waiver was 0.02%.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 84

Israel Common Values Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023	2022	2021
	(Unaudited	)
Net asset value, beginning of period	$35.65		$22.00	$19.34	$21.61	$24.70	$16.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(A)	0.02		0.10	0.16	0.11	0.05	(0.10)
Net realized and unrealized gain (loss) on investments	7.07		13.80	2.50	(2.38)	(3.14)	8.25
Total from investment operations	7.09		13.90	2.66	(2.27)	(3.09)	8.15

LESS DISTRIBUTIONS:
From net investment income	(0.73)		(0.25)	—	—	—	—
Total distributions	(0.73)		(0.25)	—	—	—	—

Net asset value, end of period	$42.01		$35.65	$22.00	$19.34	$21.61	$24.70

Total return (B)(C)	20.13	%(D)	63.62%	13.75%	(10.50)%	(12.51)%	49.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$103,173		$84,169	$51,467	$47,004	$53,800	$57,667
Ratio of expenses to average net assets	1.60	%(E)	1.71%	1.77%	1.82%	1.72%	1.72%
Ratio of net investment income (loss) to average net assets	0.10	%(E)	0.36%	0.79%	0.53%	0.20%	(0.48)%
Portfolio turnover rate	9%(D)		8%	9%	7%	8%	12%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 85

Israel Common Values Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023	2022	2021
	(Unaudited	)
Net asset value, beginning of period	$32.84		$20.28	$17.97	$20.22	$23.29	$15.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (A)	(0.12)		(0.11)	(0.01)	(0.05)	(0.13)	(0.26)
Net realized and unrealized gain (loss) on investments	6.52		12.73	2.32	(2.20)	(2.94)	7.82
Total from investment operations	6.40		12.62	2.31	(2.25)	(3.07)	7.56

LESS DISTRIBUTIONS:
From net investment income	(0.53)		(0.06)	—	—	—	—
Total distributions	(0.53)		(0.06)	—	—	—	—

Net asset value, end of period	$38.71		$32.84	$20.28	$17.97	$20.22	$23.29

Total return (B)(C)	19.65	%(D)	62.38%	12.85%	(11.13)%	(13.18)%	48.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$10,022		$7,948	$5,747	$8,101	$10,263	$12,293
Ratio of expenses to average net assets	2.35	%(E)	2.46%	2.52%	2.57%	2.47%	2.47%
Ratio of net investment loss to average net assets	(0.65	)%(E)	(0.39)%	(0.06)%	(0.25)%	(0.54)%	(1.27)%
Portfolio turnover rate	9%(D)		8%	9%	7%	8%	12%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)	For periods of less than one full year, total return and turnover are not annualized.

(E)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 86

Israel Common Values Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023	2022	2021
	(Unaudited	)
Net asset value, beginning of period	$36.27		$22.37	$19.64	$21.88	$24.95	$16.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.07		0.17	0.22	0.17	0.12	(0.05)
Net realized and unrealized gain (loss) on investments	7.19		14.03	2.53	(2.41)	(3.19)	8.32
Total from investment operations	7.26		14.20	2.75	(2.24)	(3.07)	8.27

LESS DISTRIBUTIONS:
From net investment income	(0.81)		(0.30)	(0.02)	—	—	—
Total distributions	(0.81)		(0.30)	(0.02)	—	—	—

Net asset value, end of period	$42.72		$36.27	$22.37	$19.64	$21.88	$24.95

Total return (B)	20.26	%(C)	64.02%	14.00%	(10.24)%	(12.30)%	49.58%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$76,089		$66,322	$42,764	$40,417	$36,790	$45,063
Ratio of expenses to average net assets	1.35	%(D)	1.46%	1.52%	1.56%	1.47%	1.47%
Ratio of net investment income (loss) to average net assets	0.35	%(D)	0.61%	1.06%	0.82%	0.48%	(0.22)%
Portfolio turnover rate	9%(C)		8%	9%	7%	8%	12%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(C)	For periods of less than one full year, total return and turnover are not annualized.

(D)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 87

Defensive Strategies Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$16.34		$14.69	$12.98	$12.52		$13.52	$11.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.20	0.25	0.15		0.28	0.10
Net realized and unrealized gain (loss) on investments	2.27		1.83	1.78	0.88		(1.21)	1.64
Total from investment operations	2.35		2.03	2.03	1.03		(0.93)	1.74

LESS DISTRIBUTIONS:
From net investment income	(0.14)		(0.30)	(0.22)	(0.25)		(0.07)	—
From net realized gains on investments	—		(0.08)	(0.10)	(0.32)		—	—
Total distributions	(0.14)		(0.38)	(0.32)	(0.57)		(0.07)	—

Net asset value, end of period	$18.55		$16.34	$14.69	$12.98		$12.52	$13.52

Total return (B)(C)	14.44	%(F)	14.22%	15.92%	8.30%		(6.92)%	14.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$54,689		$45,599	$43,178	$39,823		$45,313	$40,342
Ratios to average net assets
Expenses, before waiver and reimbursement	1.30	%(G)	1.36%	1.35%	1.36%		1.42%	1.48%
Expenses, net waiver and reimbursement (D)	1.25	%(G)	1.24%	1.19%	1.27	%(E)	1.37%	1.43%
Net investment income, before waiver and reimbursement	0.83	%(G)	1.24%	1.68%	1.09%		1.95%	0.74%
Net investment income, net waiver and reimbursement (D)	0.88	%(G)	1.36%	1.84%	1.18	%(E)	2.00%	0.79%
Portfolio turnover rate	15	%(F)	50%	19%	46%		35%	34%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.02%.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 88

Defensive Strategies Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$15.30		$13.78	$12.15	$11.76		$12.74	$11.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.01		0.09	0.13	0.05		0.18	0.01
Net realized and unrealized gain (loss) on investments	2.13		1.71	1.69	0.83		(1.16)	1.55
Total from investment operations	2.14		1.80	1.82	0.88		(0.98)	1.56

LESS DISTRIBUTIONS:
From net investment income	(0.02)		(0.20)	(0.09)	(0.17)		—	—
From net realized gains on investments	—		(0.08)	(0.10)	(0.32)		—	—
Total distributions	(0.02)		(0.28)	(0.19)	(0.49)		—	—

Net asset value, end of period	$17.42		$15.30	$13.78	$12.15		$11.76	$12.74

Total return (B)(C)	14.02	%(F)	13.36%	15.13%	7.50%		(7.69)%	13.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,632		$3,347	$3,259	$4,117		$4,880	$3,388
Ratios to average net assets
Expenses, before waiver and reimbursement	2.05	%(G)	2.11%	2.10%	2.11%		2.17%	2.23%
Expenses, net waiver and reimbursement (D)	2.00	%(G)	1.99%	1.94%	2.02	%(E)	2.12%	2.18%
Net investment income (loss), before waiver and reimbursement	0.08	%(G)	0.49%	0.88%	0.30%		1.32%	(0.01)%
Net investment income (loss), net waiver and reimbursement (D)	0.13	%(G)	0.61%	1.04%	0.39	%(E)	1.37%	0.04%
Portfolio turnover rate	15	%(F)	50%	19%	46%		35%	34%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.02%.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 89

Defensive Strategies Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$16.38		$14.72	$13.01	$12.54		$13.55	$11.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.24	0.28	0.19		0.35	0.17
Net realized and unrealized gain (loss) on investments	2.27		1.83	1.78	0.89		(1.26)	1.61
Total from investment operations	2.37		2.07	2.06	1.08		(0.91)	1.78

LESS DISTRIBUTIONS:
From net investment income	(0.17)		(0.33)	(0.25)	(0.29)		(0.10)	—
From net realized gains on investments	—		(0.08)	(0.10)	(0.32)		—	—
Total distributions	(0.17)		(0.41)	(0.35)	(0.61)		(0.10)	—

Net asset value, end of period	$18.58		$16.38	$14.72	$13.01		$12.54	$13.55

Total return (B)(C)	14.59	%(F)	14.55%	16.20%	8.64%		(6.80)%	15.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$47,238		$37,586	$32,894	$26,576		$25,269	$14,750
Ratios to average net assets
Expenses, before waiver and reimbursement	1.05	%(G)	1.11%	1.10%	1.11%		1.17%	1.23%
Expenses, net waiver and reimbursement (D)	1.00	%(G)	0.99%	0.94%	1.03	%(E)	1.12%	1.18%
Net investment income, before waiver and reimbursement	1.08	%(G)	1.51%	1.88%	1.36%		2.39%	1.21%
Net investment income, net waiver and reimbursement (D)	1.13	%(G)	1.63%	2.05%	1.44	%(E)	2.44%	1.26%
Portfolio turnover rate	15	%(F)	50%	19%	46%		35%	34%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.02%.

(F)	For periods of less than one full year, total return and turnover are not annualized.

(G)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 90

Strategic Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$10.70		$10.14	$8.79	$8.77		$10.92	$9.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.13	0.18	0.12		0.06	0.03
Net realized and unrealized gain (loss) on investments	0.19		0.74	1.32	0.54		(1.70)	1.75
Total from investment operations	0.27		0.87	1.50	0.66		(1.64)	1.78

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.19)	(0.13)	(0.06)		(0.02)	(0.01)
From net realized gains on investments	—		(0.12)	(0.02)	(0.58)		(0.49)	(0.33)
Total distributions	(0.12)		(0.31)	(0.15)	(0.64)		(0.51)	(0.34)

Net asset value, end of period	$10.85		$10.70	$10.14	$8.79		$8.77	$10.92

Total return (B)(C)	2.58	%(G)	8.95%	17.23%	7.37%		(15.82)%	19.15%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$32,101		$32,825	$31,769	$29,928		$29,944	$37,731
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	0.94	%(H)	0.94%	0.89%	1.28%		1.09%	1.10%
Expenses, net waiver and reimbursement (D)	0.94	%(H)	0.94%	0.89%	1.03	%(F)	N/A	N/A
Net investment income, before waiver and reimbursement (D)(E)	1.44	%(H)	1.28%	1.96%	1.08%		0.56%	0.27%
Net investment income, net waiver and reimbursement (D)(E)	1.44	%(H)	1.28%	1.96%	1.33	%(F)	N/A	N/A
Portfolio turnover rate	4%(G)		40%	3%	26%		28%	22%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period April 1, 2023 through September 30, 2023, the voluntary waiver was 0.25%.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 91

Strategic Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$9.05		$8.63	$7.48	$7.54		$9.50	$8.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.04		0.07	0.11	0.05		(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	0.18		0.62	1.12	0.47		(1.45)	1.54
Total from investment operations	0.22		0.69	1.23	0.52		(1.47)	1.49

LESS DISTRIBUTIONS:
From net investment income	(0.08)		(0.15)	(0.06)	—		—	—
From net realized gains on investments	—		(0.12)	(0.02)	(0.58)		(0.49)	(0.33)
Total distributions	(0.08)		(0.27)	(0.08)	(0.58)		(0.49)	(0.33)

Net asset value, end of period	$9.19		$9.05	$8.63	$7.48		$7.54	$9.50

Total return (B)(C)	2.42	%(G)	8.27%	16.61%	6.75%		(16.42)%	18.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$1,843		$1,722	$1,971	$2,704		$2,680	$2,967
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.44	%(H)	1.44%	1.39%	1.91%		1.84%	1.85%
Expenses, net waiver and reimbursement (D)	1.44	%(H)	1.44%	1.39%	1.66	%(F)	N/A	N/A
Net investment income, before waiver and reimbursement (D)(E)	0.94	%(H)	0.78%	1.39%	0.45%		(0.20)%	(0.48)%
Net investment income, net waiver and reimbursement (D)(E)	0.94	%(H)	0.78%	1.39%	0.70	%(F)	N/A	N/A
Portfolio turnover rate	4%(G)		40%	3%	26%		28%	22%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period April 1, 2023 through September 30, 2023, the voluntary waiver was 0.25%.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 92

Strategic Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE PERIOD ENDED SEPTEMBER 30
	2026		2025	2024	2023*
	(Unaudited	)
Net asset value, beginning of period	$10.71		$10.15	$8.79	$9.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.08		0.15	0.23	0.03
Net realized and unrealized gain (loss) on investments	0.21		0.75	1.28	(0.32	)(B)
Total from investment operations	0.29		0.90	1.51	(0.29)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.22)	(0.13)	—
From net realized gains on investments	—		(0.12)	(0.02)	—
Total distributions	(0.15)		(0.34)	(0.15)	—

Net asset value, end of period	$10.85		$10.71	$10.15	$8.79

Total return (C)(D)	2.74	%(G)	9.21%	17.33%	(3.19	)%(G)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period	$52,400		$30,764	$17,889	$18
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	0.68	%(H)	0.69%	0.64%	1.03	%(H)
Expenses, net waiver and reimbursement (E)	0.68	%(H)	0.69%	0.64%	0.78	%(H)(I)
Net investment income, before waiver and reimbursement (E)(F)	1.51	%(H)	1.53%	2.33%	3.37	%(H)
Net investment income, net waiver and reimbursement (E)(F)	1.51	%(H)	1.53%	2.33%	3.62	%(H)(I)
Portfolio turnover rate	4%(G)		40%	3%	26	%(G)

*	The Strategic Growth Fund Class I shares inception date is September 1, 2023.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)

Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

(I)	For the period September 1, 2023 through September 30, 2023, the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 93

Conservative Growth Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$11.11		$10.76	$9.54	$9.58		$11.66	$10.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.17	0.21	0.14		0.05	0.02
Net realized and unrealized gain (loss) on investments	0.12		0.53	1.18	0.33		(1.66)	1.31
Total from investment operations	0.21		0.70	1.39	0.47		(1.61)	1.33

LESS DISTRIBUTIONS:
From net investment income	(0.13)		(0.25)	(0.15)	(0.04)		(0.02)	(0.04)
From net realized gains on investments	—		(0.10)	(0.02)	(0.47)		(0.45)	(0.25)
Total distributions	(0.13)		(0.35)	(0.17)	(0.51)		(0.47)	(0.29)

Net asset value, end of period	$11.19		$11.11	$10.76	$9.54		$9.58	$11.66

Total return (B)(C)	1.87	%(G)	6.74%	14.71%	4.79%		(14.48)%	12.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$32,600		$33,424	$35,490	$35,238		$37,037	$46,151
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	0.98	%(H)	0.90%	0.90%	1.24%		1.04%	1.10%
Expenses, net waiver and reimbursement (D)	0.98	%(H)	0.90%	0.90%	0.99	%(F)	N/A	N/A
Net investment income, before waiver and reimbursement (D)(E)	1.63	%(H)	1.60%	2.11%	1.17%		0.43%	0.20%
Net investment income, net waiver and reimbursement (D)(E)	1.63	%(H)	1.60%	2.11%	1.42	%(F)	N/A	N/A
Portfolio turnover rate	2%(G)		37%	4%	27%		21%	21%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period April 1, 2023 through September 30, 2023, the voluntary waiver was 0.25%.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 94

Conservative Growth Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$9.57		$9.31	$8.25	$8.36		$10.29	$9.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.05		0.10	0.14	0.06		(0.03)	(0.06)
Net realized and unrealized gain (loss) on investments	0.10		0.47	1.02	0.30		(1.45)	1.17
Total from investment operations	0.15		0.57	1.16	0.36		(1.48)	1.11

LESS DISTRIBUTIONS:
From net investment income	(0.07)		(0.21)	(0.08)	—		—	—
From net realized gains on investments	—		(0.10)	(0.02)	(0.47)		(0.45)	(0.25)
Total distributions	(0.07)		(0.31)	(0.10)	(0.47)		(0.45)	(0.25)

Net asset value, end of period	$9.65		$9.57	$9.31	$8.25		$8.36	$10.29

Total return (B)(C)	1.61	%(G)	6.27%	14.14%	4.10%		(15.10)%	11.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,049		$2,297	$2,898	3,519		$3,895	$5,496
Ratios to average net assets
Expenses, before waiver and reimbursement (D)	1.48	%(H)	1.40%	1.40%	1.87%		1.79%	1.85%
Expenses, net waiver and reimbursement (D)	1.48	%(H)	1.40%	1.40%	1.63	%(F)	N/A	N/A
Net investment income, before waiver and reimbursement (D)(E)	1.13	%(H)	1.10%	1.57%	0.53%		(0.32)%	(0.56)%
Net investment income, net waiver and reimbursement (D)(E)	1.13	%(H)	1.10%	1.57%	0.77	%(F)	N/A	N/A
Portfolio turnover rate	2%(G)		37%	4%	27%		21%	21%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fees. Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(F)	For the period April 1, 2023 through September 30, 2023, the voluntary waiver was 0.25%.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 95

Conservative Growth Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE PERIOD ENDED SEPTEMBER 30
	2026		2025	2024	2023*
	(Unaudited	)
Net asset value, beginning of period	$11.10		$10.74	$9.54	$9.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.12		0.20	0.28	0.05
Net realized and unrealized gain (loss) on investments	0.23		0.54	1.09	(0.31	)(B)
Total from investment operations	0.35		0.74	1.37	(0.26)

LESS DISTRIBUTIONS:
From net investment income	(0.15)		(0.28)	(0.15)	—
From net realized gains on investments	—		(0.10)	(0.02)	—
Total distributions	(0.15)		(0.38)	(0.17)	—

Net asset value, end of period	$11.30		$11.10	$10.74	$9.54

Total return (C)(D)	3.23	%(G)	7.12%	14.49%	(2.65	)%(G)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period	$59,615		$207,461	$131,305	$18
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	0.77	%(H)	0.65%	0.65%	0.99	%(H)
Expenses, net waiver and reimbursement (E)	0.77	%(H)	0.65%	0.65%	0.74	%(H)(I)
Net investment income, before waiver and reimbursement (E)(F)	2.12	%(H)	1.85%	2.69%	5.50	%(H)
Net investment income, net waiver and reimbursement (E)(F)	2.12	%(H)	1.85%	2.69%	5.75	%(H)(I)
Portfolio turnover rate	2%(G)		37%	4%	27	%(G)

*	The Conservative Growth Fund Class I shares inception date is September 1, 2023.

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period,

and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(C)	Total return calculation does not reflect redemption fee.

(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For periods of less than one full year, total return and turnover are not annualized.

(H)	Annualized.

(I)	For the period September 1, 2023 through September 30, 2023, the voluntary waiver was 0.02%.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 96

Growth & Income Fund (Class A Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$11.13		$10.98	$9.92	$10.66		$11.75	$10.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.09		0.18	0.19	0.17		0.11	0.06
Net realized and unrealized gain (loss) on investments	0.25		0.16	1.12	(0.08)		(1.03)	1.68
Total from investment operations	0.34		0.34	1.31	0.09		(0.92)	1.74

LESS DISTRIBUTIONS:
From net investment income	(0.09)		(0.19)	(0.19)	(0.17)		(0.12)	(0.10)
From net realized gains on investments	—		—	(0.06)	(0.66)		(0.05)	—
Total distributions	(0.09)		(0.19)	(0.25)	(0.83)		(0.17)	(0.10)

Net asset value, end of period	$11.38		$11.13	$10.98	$9.92		$10.66	$11.75

Total return (B)(C)	3.11	%(H)	3.16%	13.32%	0.50%		(7.97)%	17.18%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$14,348		$14,223	$14,226	$12,726		$13,150	$14,191
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.95	%(I)	2.08%	1.98%	1.98%		1.85%	1.90%
Expenses, net waiver and reimbursement (D)(E)	1.51	%(I)	1.57%	1.59%	1.58	%(G)	1.27%	1.52%
Net investment income, before waiver and reimbursement (E)	1.14	%(I)	1.20%	1.46%	1.23%		0.36%	0.18%
Net investment income, net waiver and reimbursement (D)(E)(F)	1.58	%(I)	1.70%	1.86%	1.63	%(G)	0.94%	0.56%
Portfolio turnover rate	9%(H)		67%	53%	96%		60%	43%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect sales load.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.15%.

(H)	For periods of less than one full year, total return and turnover are not annualized.

(I)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 97

Growth & Income Fund (Class C Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$10.65		$10.52	$9.51	$10.25		$11.31	$9.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (A)	0.04		0.10	0.11	0.09		0.02	(0.02)
Net realized and unrealized gain (loss) on investments	0.25		0.14	1.07	(0.07)		(0.98)	1.60
Total from investment operations	0.29		0.24	1.18	0.02		(0.96)	1.58

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.11)	(0.11)	(0.10)		(0.05)	(0.01)
From net realized gains on investments	—		—	(0.06)	(0.66)		(0.05)	—
Total distributions	(0.05)		(0.11)	(0.17)	(0.76)		(0.10)	(0.01)

Net asset value, end of period	$10.89		$10.65	$10.52	$9.51		$10.25	$11.31

Total return (B)(C)	2.74	%(H)	2.35%	12.47%	(0.23)%		(8.62)%	16.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$966		$1,114	$1,139	$1,664		$1,923	$1,938
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	2.70	%(I)	2.83%	2.73%	2.73%		2.60%	2.65%
Expenses, net waiver and reimbursement (D)(E)	2.26	%(I)	2.32%	2.34%	2.33	%(G)	2.02%	2.27%
Net investment income (loss), before waiver and reimbursement (E)	0.39	%(I)	0.45%	0.73%	0.47%		(0.41%)	(0.57%)
Net investment income (loss), net waiver and reimbursement (D)(E)(F)	0.83	%(I)	0.95%	1.13%	0.88	%(G)	0.17%	(0.19%)
Portfolio turnover rate	9%(H)		67%	53%	96%		60%	43%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return calculation does not reflect redemption fee.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.15%.

(H)	For periods of less than one full year, total return and turnover are not annualized.

(I)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 98

Growth & Income Fund (Class I Shares)

SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	FOR THE SIX MONTHS ENDED MARCH 31		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30		FOR THE YEAR ENDED SEPTEMBER 30	FOR THE YEAR ENDED SEPTEMBER 30
	2026		2025	2024	2023		2022	2021
	(Unaudited	)
Net asset value, beginning of period	$11.22		$11.07	$10.00	$10.74		$11.83	$10.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (A)	0.10		0.21	0.22	0.20		0.15	0.09
Net realized and unrealized gain (loss) on investments	0.27		0.16	1.13	(0.08)		(1.04)	1.69
Total from investment operations	0.37		0.37	1.35	0.12		(0.89)	1.78

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.22)	(0.22)	(0.20)		(0.15)	(0.13)
From net realized gains on investments	—		—	(0.06)	(0.66)		(0.05)	—
Total distributions	(0.11)		(0.22)	(0.28)	(0.86)		(0.20)	(0.13)

Net asset value, end of period	$11.48		$11.22	$11.07	$10.00		$10.74	$11.83

Total return (B)(C)	3.29	%(H)	3.39%	13.59%	0.75%		(7.67)%	17.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$3,696		$3,624	$3,703	$3,404		$3,154	$2,070
Ratios to average net assets
Expenses, before waiver and reimbursement (E)	1.70	%(I)	1.83%	1.73%	1.73%		1.69%	1.65%
Expenses, net waiver and reimbursement (D)(E)	1.26	%(I)	1.32%	1.34%	1.32	%(G)	1.02%	1.27%
Net investment income, before waiver and reimbursement (E)	1.39	%(I)	1.45%	1.70%	1.50%		0.52%	0.43%
Net investment income, net waiver and reimbursement (D)(E)(F)	1.83	%(I)	1.95%	2.10%	1.91	%(G)	1.19%	0.81%
Portfolio turnover rate	9%(H)		67%	53%	96%		60%	43%

(A)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)	Total return represents aggregate total return based on Net Asset Value.

(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	This expense decrease from the contractual waiver is reflected in both the net expense and the net investment income ratios shown.

(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(G)	For the period October 1, 2022 through January 28, 2023, the voluntary waiver was 0.15%.

(H)	For periods of less than one full year, total return and turnover are not annualized.

(I)	Annualized.

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 99

Section 6 | Notes to Financial Statements

MARCH 31, 2026 (UNAUDITED)

Timothy Plan Family of Funds

NOTE 1 |	Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of March 31, 2026, the Trust consisted of sixteen series. These financial statements include the following twelve series: Timothy Plan Small/Mid Cap Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund and Timothy Plan Growth & Income Fund (the “Funds”). The Funds are diversified funds except for the Timothy Plan Defensive Strategy Fund which is a non-diversified fund.

The Timothy Plan Small/Mid Cap Growth Fund’s (the “Small/Mid Cap Growth Fund”) investment objective is long-term growth of capital. The Fund seeks to achieve its investment strategy by normally investing at least 80% of the Fund’s total assets in small and mid-cap stocks. The Adviser considers small and mid-cap companies to be companies that, at the time of investment, have market capitalizations within the range of market capitalization of the companies appearing in the Russell MidCap Growth® Index.

The Timothy Plan International Fund’s (the “International Fund”) investment objective is long-term growth of capital. The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of foreign companies (companies domiciled in countries other than the United States), without regard to market capitalizations. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s (the “Large/Mid Cap Growth Fund”) investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion and affiliated exchange traded funds.

The Timothy Plan Small Cap Value Fund’s (the “Small Cap Value Fund”) primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in U.S. stocks with market capitalizations that fall within the range of companies included in the Russell 2000 Index and affiliated exchange traded funds.

The Timothy Plan Large/Mid Cap Value Fund’s (the “Large/Mid Cap Value Fund”) investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion and affiliated exchange traded funds.

The Timothy Plan Fixed Income Fund (the “Fixed Income Fund”) seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 100

The Timothy Plan High Yield Bond Fund’s (the “High Yield Bond Fund”) investment objective is to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of high yield fixed income securities. These include corporate bonds, mortgage-backed securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Timothy Plan Israel Common Values Fund (the “Israel Common Values Fund”) seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depositary Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Defensive Strategies Fund’s (the “Defensive Strategies Fund”) investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based securities, various fixed-income securities and Treasury Inflation Protected Securities (“TIPS”), and currently holds gold bullion.

The Timothy Plan Strategic Growth Fund (the “Strategic Growth Fund”) seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust:

Timothy Plan Traditional Funds	% of Fund’s Net Assets Invested in Timothy Plan Traditional Funds
Fixed Income Fund	0 - 30%
International Fund	0 - 20%
High Yield Bond Fund	0 - 15%

Timothy Plan Exchange Traded Funds	% of Fund’s Net Assets Invested in Timothy Plan Exchange Traded Funds
International ETF	0 - 30%
US Large/Mid Cap Core ETF	0 - 40%
High Dividend Stock ETF	0 - 20%
US Small Cap Core ETF	0 - 20%

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 101

The Timothy Plan Conservative Growth Fund (the “Conservative Growth Fund”) seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust:

Timothy Plan Traditional Funds	% of Fund’s Net Assets Invested in Timothy Plan Traditional Funds
Fixed Income	20 - 40%
International	0 - 20%
High Yield Bond	0 - 15%

Timothy Plan Exchange Traded Funds	% of Fund’s Net Assets Invested in Timothy Plan Exchange Traded Funds
International ETF	0 - 25%
US Large/Mid Cap Core ETF	0 - 30%
High Dividend Stock ETF	0 - 25%
US Small Cap Core ETF	0 - 15%

The Timothy Plan Growth & Income Fund’s (the “Growth & Income Fund”) investment objective is to provide total return through a combination of growth and income and preservation of capital in declining markets. To achieve its goals, the Fund primarily invests in equity securities of foreign and domestic companies that the advisor believes are undervalued, and in fixed income securities. The Fund will normally hold both equity securities and fixed income securities, with at least 25% of its assets in equity securities and at least 25% of its assets in fixed income securities.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the Adviser’s Portfolio Management Team serving the Funds. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies. The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 102

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). The costing method for the Timothy Plan Funds is specific identification. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Small/Mid Cap Growth Fund, Large/Mid Cap Value Fund, Israel Common Values Fund, Small Cap Value Fund and Defensive Strategies Fund have made certain investments in REITs. Dividend income from REITs is recognized on the ex-dividend date. It is common for distributions from REITs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITS are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN TAXES

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

D.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.	GOLD RISK FACTORS

There is a risk that some or all of the Trust’s gold bars held by the custodian or any sub-custodian on behalf of the Trust could be lost, damaged or stolen. Access to the Trust’s gold bars could be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). Any of these events may adversely affect the operations of the Trust and, consequently, an investment in the fund shares.

Several factors may affect the price of gold, including but not limited to:

●	Global or regional political, economic or financial events and situations;
●	Investors’ expectations with respect to the rate of inflation;

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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●	Currency exchange rates;
●	Interest rates; and
●	Investment and trading activities of hedge funds and commodity funds.

F.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The NAV of the classes may differ because of different fees and expenses charged to each class.

G.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

H.	CLASSES

There are three classes of shares currently offered by all Funds in the Trust: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; Class I shares, which commenced operations on August 1, 2013 except for the Strategic Growth Fund and the Conservative Growth Fund which commenced operations on September 1, 2023, are offered without any sales charges or ongoing service distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

I.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the year ended. Actual results could differ from those estimates.

J.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2023 to September 30, 2025, or expected to be taken in the Funds’ September 30, 2026 year-end tax returns.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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K.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

L.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or NAVs per share of the Funds.

During the fiscal year ended September 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of adjustments for prior year tax returns, and use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended September 30, 2025, as follows:

FUND	PAID IN CAPITAL	ACCUMULATED EARNINGS (LOSSES)
Small/Mid Cap Growth Fund	$184,674	$(184,674)
International Fund	152,196	(152,196)
Large/Mid Cap Growth Fund	1,504,052	(1,504,052)
Small Cap Value Fund	276,715	(276,715)
Large/Mid Cap Value Fund	4,208,527	(4,208,527)
Defensive Strategies Fund	97,183	(97,183)
Strategic Growth Fund	32,350	(32,350)
Conservative Growth Fund	55,902	(55,902)

M.	SUB-CUSTODIAN

Effective May 22, 2015, the Timothy Plan Family of Funds entered into a precious metals storage agreement with Brink’s Global Services U.S.A., Inc. to maintain the custody of the gold held in the Defensive Strategies Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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Note 2 |	Security Valuation and Fair Value Measurements

The Funds’ securities are valued at fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

FAIR VALUATION PROCESS

The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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VALUATION OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the Board of Trustees of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

EXCHANGE TRADED FUNDS

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively traded or represent a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Each ETF is subject to specific risks, depending on the nature of the ETF. Additionally, ETFs have fees and expenses that reduce their value.

OPTIONS TRANSACTIONS – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Call options are purchased to hedge against an increase in the value of securities held in a Funds’ portfolio. If such an increase occurs, the call options will permit the Fund to purchase the securities underlying such options at the exercise price, not at the current market price. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

There were no options held at March 31, 2026, and there were no options transactions for the six months ended March 31, 2026.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, LPs, LLCs, and PLCs are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the advisor or sub-advisor believes such prices more accurately reflect the fair value of such securities. Securities including ETFs, that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Equity securities traded on inactive markets or valued by reference to similar instruments are categorized as a Level 2. When market quotations are not readily available, when the advisor or sub-advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the advisor or sub-advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities. Foreign investments are not fair valued using fair value triggers.

Investments in alternative investments, such as gold bars, are valued at the spot rate at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, government mortgage-backed securities, government notes and bonds, non U.S. government bonds, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the advisor or sub-advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the advisor or sub-advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the advisor or sub-advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 108

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the advisor responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the advisor and sub-advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2026:

Small/Mid Cap Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$111,395,808	$—	$—	$111,395,808
Money Market Fund	9,998,964	—	—	9,998,964
Total	$121,394,772	$—	$—	$121,394,772

International Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$193,576,859	$—	$—	$193,576,859
Money Market Fund	4,963,173	—	—	4,963,173
Total	$198,540,032	$—	$—	$198,540,032

Large/Mid Cap Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$226,331,525	$—	$—	$226,331,525
Exchange - Traded Fund	26,610,120	—	—	26,610,120
Money Market Fund	12,482,263	—	—	12,482,263
Total	$265,423,908	$—	$—	$265,423,908

Small Cap Value Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$137,413,737	$—	$—	$137,413,737
Exchange - Traded Fund	24,618,274	—	—	24,618,274
Money Market Fund	2,823,418	—	—	2,823,418
Total	$164,855,429	$—	$—	$164,855,429

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

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Large/Mid Cap Value Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$230,925,887	$—	$—	$230,925,887
Exchange - Traded Funds	64,114,600	—	—	64,114,600
Money Market Fund	19,253,869	—	—	19,253,869
Total	$314,294,356	$—	$—	$314,294,356

Fixed Income Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset Backed Securities	$—	$6,040,929	$—	$6,040,929
Corporate Bonds	—	32,921,540	—	32,921,540
Non U.S. Government & Agencies	—	5,101,022	—	5,101,022
U.S. Government & Agencies	—	60,312,276	—	60,312,276
Money Market Fund	1,568,813	—	—	1,568,813
Total	$1,568,813	$104,375,767	$—	$105,944,580

High Yield Bond Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Corporate Bonds	$—	$208,473,976	$—	$208,473,976
Money Market Fund	3,636,838	—	—	3,636,838
Total	$3,636,838	$208,473,976	$—	$212,110,814

Israel Common Values Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks	$180,800,092	$603,000	$—	$181,403,092
Money Market Fund	7,693,495	—	—	7,693,495
Total	$188,493,587	$603,000	$—	$189,096,587

Defensive Strategies Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Closed End Fund	$2,292,660	$—	$—	$2,292,660
Common Stocks	49,512,689	—	—	49,512,689
Precious Metals - Physical Holding	28,692,695	—	—	28,692,695
U.S. Government & Agencies	—	19,461,142	—	19,461,142
Money Market Fund	5,462,379	—	—	5,462,379
Total	$85,960,423	$19,461,142	$—	$105,421,565

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 110

Strategic Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange - Traded Funds	$18,899,947	$—	$—	$18,899,947
Open End Funds	14,545,594	—	—	14,545,594
Money Market Fund	586,485	—	—	586,485
Total	$34,032,026	$—	$—	$34,032,026

Conservative Growth Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange - Traded Funds	$14,596,389	$—	$—	$14,596,389
Open End Funds	19,743,432	—	—	19,743,432
Money Market Fund	410,147	—	—	410,147
Total	$34,749,968	$—	$—	$34,749,968

Growth & Income Fund

ASSETS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange - Traded Fund	$10,546,800	$—	$—	$10,546,800
Asset Back Securities	—	476,236	—	476,236
Corporate Bonds	—	2,165,774	—	2,165,774
Non U.S. Government & Agencies	—	337,621	—	337,621
U.S. Government & Agencies	—	5,336,644	—	5,336,644
Money Market Fund	119,818	—	—	119,818
Total	$10,666,618	$8,316,275	$—	$18,982,893

Refer to the Schedules of Investments for industry classifications.

For the six months ended March 31, 2026, there were no changes into/out of Level 3.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 111

Note 3 |	Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended March 31, 2026:

	Purchases		Sales
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Small/Mid Cap Growth Fund	$—	$29,836,768	$—	$18,218,682
International Fund	—	19,266,579	—	30,624,771
Large/Mid Cap Growth Fund	—	69,873,537	—	87,494,232
Small Cap Value Fund	—	47,932,035	—	57,088,163
Large/Mid Cap Value Fund	—	12,349,442	—	33,008,775
Fixed Income Fund	10,735,559	256,516	15,432,231	—
High Yield Bond Fund	—	44,903,118	—	46,491,678
Israel Common Values Fund	—	15,292,597	—	18,578,281
Defensive Strategies Fund	—	17,591,882	—	14,296,093
Strategic Growth Fund*	—	1,506,069	—	2,827,364
Conservative Growth Fund*	—	774,229	—	2,434,665
Growth & Income Fund	1,742,793	18,745	2,139,984	—

*	The security transactions are inclusive of purchases and sales of affiliated funds.

Note 4 |	Investment Advisory Agreement and Transactions with Service Providers

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on November 21, 2025. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL is paid an annual fee equal to 0.85% on the Small Cap Value Fund, 0.85% on the Large/Mid Cap Value Fund, 0.85% on the Small/Mid Cap Growth Fund, 0.85% on the Large/Mid Cap Growth Fund, 1.00% on the International Fund, 0.60% on the Fixed Income Fund, 0.60% on the High Yield Bond Fund, 1.00% on the Israel Common Values Fund, 0.60% on the Defensive Strategies Fund, 0.85% on the Growth & Income Fund and 0.15% on both the Strategic Growth Fund and the Conservative Growth Fund. TPL has contractually agreed, through January 28, 2027, to reduce the fee it receives from the International Fund to 0.95%; from the Large/Mid Cap Growth Fund, the Small Cap Value Fund and the Large/Mid Cap Value Fund to 0.80%; from the Small/Mid Cap Growth Fund to 0.75%; from the Defensive Strategies Fund to 0.55%; from the High Yield Bond Fund to 0.50%; from the Growth & Income Fund to 0.70%; and from the Fixed Income Fund to 0.40%. Effective February 1, 2024, TPL voluntarily reduced the fee to 0.90% for the International Fund through January 31. 2026. Effective February 1, 2026, TPL voluntarily reduced the fee to 0.85% for the International Fund. Effective February 1, 2026, TPL voluntarily reduced the fee to 0.75% for the Large/Mid Cap Growth Fund. Effective August 12, 2023, TPL voluntarily reduced the fee to 0.75% for the Large/Mid Cap Value Fund through November 30, 2024. Effective December 1, 2024, TPL voluntarily reduced the fee to 0.70% for the Large/Mid Cap Value Fund through January 31, 2025. Effective February 1, 2025, TPL increased the fee to 0.75% for the Large/Mid Cap Value Fund through January 31, 2026. Effective February 1, 2026, TPL voluntarily reduced the fee to 0.70% for the Large/Mid Cap Value Fund. Effective February 1, 2026, TPL voluntarily reduced the fee to 0.45% for the High Yield Bond Fund. An officer and trustee of the Funds is also an officer and owner of the advisor.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 112

Timothy Partners, Ltd (“TPL”) has contractually agreed to waive the management fee with respect to any portion of the Funds’ assets, except Strategic Growth Fund and Conservative Growth Fund, estimated to be attributable to investments in other equity and fixed income mutual funds and exchange-traded funds managed by TPL or its affiliates that have a contractual management fee, through January 28, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The waived advisory fees are not recoupable.

For the six months ended March 31, 2026, TPL waived advisory fees for the Funds as follows:

FUND	Six Months Ended March 31, 2026
Small/Mid Cap Growth Fund	$50,805
International Fund	121,992
Large/Mid Cap Growth Fund	80,688
Small Cap Value Fund	35,612
Large/Mid Cap Value Fund	147,121
Fixed Income Fund	109,694
High Yield Bond Fund	140,812
Defensive Strategies Fund	23,864
Growth & Income Fund	6,774

The Small Cap Value Fund, the Large/Mid Cap Growth Fund, the Large/Mid Cap Value Fund, and the Growth & Income Fund invested a portion of assets in the Timothy Plan High Dividend Stock ETF, the Timothy Plan US Large/Mid Cap Core ETF, and the Timothy Plan US Small Cap Core ETF. For the six months ended March 31, 2026, the Funds’ waived fees as follows pursuant to that arrangement.

FUND	Six Months Ended March 31, 2026
Large/Mid Cap Growth Fund	$104,223
Small Cap Value Fund	98,038
Large/Mid Cap Value Fund	229,982
Growth & Income Fund	43,085

TPL, with the prior approval of the Board and shareholders of the applicable Fund, has engaged the services of other investment advisory firms (“Investment Managers”) to provide portfolio management services to the Funds. TPL pays the Investment Managers as follows:

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”)

As compensation for its services with respect to the Fixed-Income Fund and High Yield Bond Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.375% of 1% of the first $20 million in the average net assets of each Fund. As compensation for its services with respect to the Defensive Strategies Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.15% of the average net assets in the Debt Instrument Allocation of the Fund. As compensation for its services with respect to the Growth and Income Fund, Barrow Hanley receives from TPL an annual fee at a rate equal to 0.375 of 1% of the first $20 million of the average net assets in the fixed income allocation of the Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 113

Chartwell Investment Partners (“Chartwell”)

As compensation for its services, Chartwell receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Chilton Capital Management, LLC

For its services rendered to the Defensive Strategies Fund, the Adviser will pay to the Investment Manager a fee at an annual rate equal to 0.42% of the Defensive Strategies Fund’s average daily assets allocated to the REIT sleeve of the Defensive Strategies Fund’s investment portfolio (“Allocated Assets”) up to $10 million, 0.39% for the next $10 million in Allocated Assets, 0.35% for the next $30 million in Allocated Assets, and 0.30% of Allocated Assets over $50 million.

CoreCommodity Management, LLC (“Core”)

As compensation for its services to the Fund, Core receives from TPL an annual fee at a rate equal to 0.40% of the Fund’s average daily assets up to $25 million, and 0.35% of average daily net assets over $25 million.

Eagle Global Advisors, LLC (“Eagle”)

As compensation for its services, Eagle receives from TPL an annual fee at a rate equal to 0.60% of the first $100 million in assets of the Fund; and 0.50% of assets over $100 million.

Westwood Management Corp. (“Westwood”)

As compensation for its services, Westwood receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of each Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Ultimus Fund Services, LLC (“UFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

●	25 basis points (0.25%) on the first $200 million of net assets
●	15 basis points (0.15%) on the next $200 million of net assets;
●	8 basis points (0.08%) on the next $600 million of net assets; and
●	6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with UFS. Therefore, there is no separate base annual fee per Fund or share class.

The Small/Mid Cap Growth Fund, International Fund, Large/Mid Cap Growth Fund, Small Cap Value Fund, Large/Mid Cap Value Fund, Fixed Income Fund, High Yield Bond Fund, Defensive Strategies Fund, Israel Common Values Fund and Growth & Income Fund have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares. Class I shares are not subject to the shareholder services plan.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 114

The Conservative Growth Fund and Strategic Growth Fund have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds pay a service fee at an annual rate of 0.25%, payable monthly of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

For the six months ended March 31, 2026, the Funds paid TPL under the terms of the Plans as follows:

FUND	12B-1 FEES
Six Months Ended March 31, 2026
Small/Mid Cap Growth Fund	$90,480
International Fund	95,279
Large/Mid Cap Growth Fund	256,314
Small Cap Value Fund	150,403
Large/Mid Cap Value Fund	302,771
Fixed Income Fund	116,206
High Yield Bond Fund	121,321
Israel Common Values Fund	165,133
Defensive Strategies Fund	80,682
Strategic Growth Fund	47,339
Conservative Growth Fund	49,400
Growth & Income Fund	23,395

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustees of the Funds are also officers of the principal underwriter. For the six months ended March 31, 2026, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class C capital shares as follows:

FUND	SALES CHARGES (CLASS A)	CDSC FEES (CLASS C)
Small/Mid Cap Growth Fund	$12,020	$134
International Fund	10,585	66
Large/Mid Cap Growth Fund	28,076	350
Small Cap Value Fund	7,704	150
Large/Mid Cap Value Fund	20,473	1,504
Fixed Income Fund	11,104	156
High Yield Bond Fund	8,719	160
Israel Common Values Fund	21,264	1,170
Defensive Strategies Fund	12,823	115
Strategic Growth Fund	2,756	39
Conservative Growth Fund	1,331	26
Growth & Income Fund	2,341	414

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 115

Note 5 |	Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At March 31, 2026, there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Plan Funds. These accounts can be considered affiliated to the Timothy Plan.

FUND - CLASS A	% OF FUND OWNED BY OTHER TIMOTHY PLAN FUNDS
International	12.94%
Fixed Income	24.89%
High Yield Bond	6.45%

Note 6 |	Underlying Investment in Other Investment Companies

The Conservative Growth Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan Fixed Income Fund (the “Security”). The Fund may redeem its investments from the Security at any time if the advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of March 31, 2026, 36.9% of the Conservative Growth Fund’s net assets were invested in the Timothy Plan Fixed Income Fund.

The Growth & Income Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Timothy Plan High Dividend Stock ETF (the “ETF”). The Fund may redeem its investments from the ETF at any time if the advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of the ETF. The annual report of the ETF, along with the report of the independent registered public accounting firm is included in the Security’s N-CSRs available at www.sec.gov. As of March 31, 2026, 55.5% of the Growth & Income Fund’s net assets were invested in the Timothy Plan High Dividend Stock ETF.

Note 7 |	Investments in Affiliated Companies

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor or where the investee fund’s investment advisor is under common control with the Fund’s investment advisor.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 116

The Large/Mid Cap Growth Fund, Small Cap Value Fund, Large/Mid Cap Value Fund, Strategic Growth Fund, Conservative Growth Fund and Growth & Income Fund had the following transactions during the six months ended March 31, 2026, with affiliates:

Large/Mid Cap Growth Fund	Six Months Ended March 31, 2026
Fund	Fair Value September 30, 2025	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2026	Shares March 31, 2026
Timothy Plan US Large/Mid Cap Core ETF	$26,528,181	$—	$—	$113,866	$—	$81,939	$26,610,120	573,000

Small Cap Value Fund	Six Months Ended March 31, 2026
Fund	Fair Value September 30, 2025	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2026	Shares March 31, 2026
Timothy Plan US Small Cap Core ETF	$24,110,600	$—	$—	$128,127	$—	$507,674	$24,618,274	580,000

LARGE/MID CAP VALUE FUND	Six Months Ended March 31, 2026
Fund	Fair Value September 30, 2025	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2026	Shares March 31, 2026
Timothy Plan High Dividend Stock ETF	$33,769,355	$—	$—	339,150	$—	$1,738,205	$35,507,560	858,500
Timothy Plan US Large/Mid Cap Core ETF	28,518,952	—	—	122,411	—	88,088	28,607,040	616,000
Total	$62,288,307	$—	$—	$461,561	$—	$1,826,293	$64,114,600	1,474,500

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 117

Strategic Growth Fund	Six Months Ended March 31, 2026
Fund	Fair Value September 30, 2025	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2026	Shares March 31, 2026
International	$4,820,003	$373,299	$25,754	$52,006	$25,754	$27,070	$5,220,372	327,913
Fixed Income	5,503,415	743,280	—	98,587	—	(37,101)	6,209,594	677,924
High Yield Bond	2,763,105	427,168	—	95,253	—	(74,645)	3,115,628	351,291
Timothy Plan High Dividend Stock ETF	3,469,373	—	80,624	34,549	12,670	163,813	3,565,232	86,200
Timothy Plan International ETF	5,636,413	—	756,510	69,052	216,353	200,038	5,296,294	146,956
Timothy Plan US Large/Mid Cap Core ETF	7,601,968	—	1,452,443	27,573	81,713	(73,294)	6,157,944	132,600
Timothy Plan US Small Cap Core ETF	4,324,236	—	537,787	21,570	241,588	(147,560)	3,880,477	91,423
Total	$34,118,513	$1,543,747	$2,853,118	$398,590	$578,078	$58,321	$33,445,541	1,814,307

*	Includes capital gain distributions from affiliated funds

Conservative Growth Fund	Six Months Ended March 31, 2026
Fund	Fair Value September 30, 2025	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares*	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2026	Shares March 31, 2026
International	$4,463,774	$74,714	$656,535	$54,418	$175,083	$(121,950)	$3,935,086	247,179
Fixed Income	12,227,699	652,419	—	203,104	—	(71,816)	12,808,302	1,398,329
High Yield Bond	3,069,521	92,030	88,476	92,030	(3,411)	(69,620)	3,000,044	338,250
Timothy Plan High Dividend Stock ETF	2,544,994	—	59,059	25,339	8,093	119,924	2,613,952	63,200
Timothy Plan International ETF	3,312,765	—	341,035	33,011	104,254	154,786	3,230,770	89,644
Timothy Plan US Large/Mid Cap Core ETF	5,435,267	—	183,192	23,046	14,020	4,845	5,270,940	113,500
Timothy Plan US Small Cap Core ETF	4,523,024	—	1,106,367	19,787	243,049	(178,979)	3,480,727	82,005
Total	$35,577,044	$819,163	$2,434,664	$450,735	$541,088	$(162,810)	$34,339,821	2,332,107

*	Includes capital gain distributions from affiliated funds

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 118

Growth & Income Fund	Six Months Ended March 31, 2026
Fund	Fair Value September 30, 2025	Purchases	Sales	Dividends Credited to Income	Amount of Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation)	Fair Value March 31, 2026	Shares March 31, 2026
Timothy Plan High Dividend Stock ETF	$10,030,502	$—	$—	$100,737	$—	$516,298	$10,546,800	255,000

Note 8 |	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at March 31, 2026, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Small/Mid Cap Growth Fund	$92,914,179	$33,595,172	$(5,114,579)	$28,480,593
International Fund	120,289,494	80,922,199	(2,671,661)	78,250,538
Large/Mid Cap Growth Fund	212,614,400	61,140,332	(8,330,824)	52,809,508
Small Cap Value Fund	149,147,633	28,908,668	(13,200,872)	15,707,796
Large/Mid Cap Value Fund	253,772,542	72,002,957	(11,481,143)	60,521,814
Fixed Income Fund	109,167,808	663,119	(3,886,347)	(3,223,228)
High Yield Bond Fund	212,292,155	3,438,429	(3,619,770)	(181,341)
Israel Common Values Fund	68,416,644	125,445,414	(4,765,471)	120,679,943
Defensive Strategies Fund	76,239,725	32,326,485	(3,144,645)	29,181,840
Strategic Growth Fund	29,185,226	5,501,623	(654,823)	4,846,800
Conservative Growth Fund	32,791,822	3,650,081	(1,691,935)	1,958,146
Growth & Income Fund	17,313,837	1,863,197	(194,141)	1,669,056

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 119

Note 9 |	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal year ended September 30, 2025, and the fiscal year ended September 30, 2024, were as follows:

FOR FISCAL YEAR ENDED SEPTEMBER 30, 2025	Ordinary Income	Long-Term Capital Gains	Total
Small/Mid Cap Growth Fund	$3,974,776	$2,377,959	$6,352,735
International Fund	2,061,367	—	2,061,367
Large/Mid Cap Growth Fund	1,382,953	13,601,602	14,984,555
Small Cap Value Fund	6,548,230	4,791,143	11,339,373
Large/Mid Cap Value Fund	4,631,974	27,083,727	31,715,701
Fixed Income Fund	3,509,969	—	3,509,969
High Yield Bond Fund	11,917,345	—	11,917,345
Israel Common Values Fund	1,155,753	—	1,155,753
Defensive Strategies Fund	1,955,827	61,715	2,017,542
Strategic Growth Fund	638,488	412,718	1,051,206
Conservative Growth Fund	898,331	321,898	1,220,229
Growth & Income Fund	325,320	—	325,320

FOR FISCAL YEAR ENDED SEPTEMBER 30, 2024	Ordinary Income	Long-Term Capital Gains	Total
Small/Mid Cap Growth Fund	$—	$1,848,422	$1,848,422
International Fund	1,971,537	—	1,971,537
Large/Mid Cap Growth Fund	58,780	9,522,503	9,581,283
Small Cap Value Fund	3,142,570	4,198,644	7,341,214
Large/Mid Cap Value Fund	1,638,034	1,250,192	2,888,226
Fixed Income Fund	3,180,369	—	3,180,369
High Yield Bond Fund	10,494,629	—	10,494,629
Israel Common Values Fund	39,507	—	39,507
Defensive Strategies Fund	1,590,608	160,571	1,751,179
Strategic Growth Fund	446,733	74,650	521,383
Conservative Growth Fund	568,460	58,762	627,222
Growth & Income Fund	331,177	93,773	424,950

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 120

As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/ Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
Small/Mid Cap Growth Fund	$—	$3,286,280	$(403,959)	$—	$—	$20,183,187	$23,065,508
International Fund	3,006,076	1,025,297	—	—	—	78,094,331	82,125,704
Large/Mid Cap Growth Fund	—	17,476,693	(1,199,818)	—	—	72,056,662	88,333,537
Small Cap Value Fund	5,756,902	2,391,500	—	—	—	12,934,489	21,082,891
Large/Mid Cap Value Fund	3,086,110	22,320,821	—	—	—	68,770,027	94,176,958
Fixed Income Fund	186,499	—	—	(12,123,987)	—	(2,547,226)	(14,484,714)
High Yield Bond Fund	181,693	—	—	(11,869,040)	—	4,818,093	(6,869,254)
Israel Common Values Fund	2,791,618	—	—	(3,412,541)	—	97,228,228	96,607,305
Defensive Strategies Fund	705,559	—	—	(36,274)	—	18,941,096	19,610,381
Strategic Growth Fund	386,731	—	—	(192,311)	—	4,788,479	4,982,899
Conservative Growth Fund	391,647	—	—	(1,014)	—	2,120,956	2,511,589
Growth & Income Fund	12,454	—	(757,651)	(180,606)	—	1,233,143	307,340

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for C-Corporation return of capital distributions, partnerships, and perpetual bonds. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(457), $(2,711), $9, $417 for the International, Defensive Strategies, Large/Mid Cap Growth, and Israel Common Values Funds, respectively.

Note 10 |	Capital Loss Carryforwards, Post October and Other Losses

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
Small/Mid Cap Growth Fund	$403,959
Large/Mid Cap Growth Fund	1,199,818

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 121

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
Growth & Income	$757,651

At September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
International Fund	$—	$—	$—	$1,888,081
Fixed Income Fund	3,048,111	9,075,876	12,123,987	—
High Yield Bond Fund	352,822	11,516,218	11,869,040	—
Israel Common Values Fund	3,412,541	—	3,412,541	1,856,380
Defensive Strategies Fund	—	36,274	36,274	—
Strategic Growth Fund	—	192,311	192,311	—
Conservative Growth Fund	—	1,014	1,014	—
Growth & Income Fund	74,636	105,970	180,606	—

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

Note 11 |	Subsequent Events

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Note 12 |	Foreign Tax Credit (UNAUDITED)

The following funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share as of fiscal years ended September 30, 2025 and September 30, 2024, were as follows:

FOR FISCAL YEAR ENDED SEPTEMBER 30, 2025	FOREIGN TAXES PAID	FOREIGN SOURCE INCOME
International Fund	0.05	0.23
Israel Common Values Fund	0.16	0.53
Strategic Growth Fund	0.01	0.05
Conservative Growth Fund	0.01	0.03

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 122

FOR FISCAL YEAR ENDED SEPTEMBER 30, 2024	FOREIGN TAXES PAID	FOREIGN SOURCE INCOME
International Fund	0.04	0.07
Israel Common Values Fund	0.16	0.07
Strategic Growth Fund	0.01	0.05
Conservative Growth Fund	0.01	0.04

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION | 123

Section 7 | Additional Information

MARCH 31, 2026 (UNAUDITED)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Investment Advisory Agreement between the Trust and Timothy Partners, Ltd.

At an in-person meeting held February 26 and 27, 2026, the Trustees considered the Investment Advisory Agreement between the Trust and Timothy Partners, Ltd. (the “Adviser” or “TPL”), for the Funds. Fund counsel reviewed the duties and responsibilities of review required of Trustees with respect to the renewal of advisory and sub-advisory agreements.

The Trustees reviewed the 2026 Annual Investment Advisory Agreement Renewal Questionnaire responses provided by TPL and the materials provided by the Adviser in support of the continuance of the Investment Advisory Agreement, including, among other things, the Adviser’s financial statements, Form ADV, Compliance Policies and Procedures Manual, information regarding the Adviser’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Investment Advisory Agreement.

The Trustees received and considered information regarding the nature, extent and quality of services provided to the Funds by the Adviser. The Trustees specifically reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that the Adviser has a staff of skilled investment professionals who provide research and trading services to the Funds and determined that the Adviser possesses adequate resources to manage the Funds. The Trustees also considered the Adviser’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees also considered the Adviser’s experience and consistency in incorporating and implementing the unique, biblically-based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectuses. The Trustees noted that the Adviser had managed the Funds since their inceptions, had implemented and provided continuous monitoring of the Biblically Responsible Investing (“BRI”) screens utilized by the Trust, oversaw and monitored the ongoing activities of the Funds’ various sub-advisers, and provided general management services to the Trust.

The Trustees next considered the investment performance of each Fund and the Adviser’s performance in monitoring the investment managers of the Funds. The Trustees noted that comprehensive performance information had been provided for each Fund at each Trustees Meeting, and the Trustees incorporated that information into their considerations. The Board considered how the performance of each Fund compared to each Fund’s respective benchmarks and peer groups while acknowledging that the BRI screening process employed by the Adviser disqualified a number of companies that constituted major components of the Funds’ underlying benchmark indices. After review of the Funds’ performance over time, the Trustees concluded that each Fund’s performance was satisfactory, and that the Adviser was performing its responsibilities in a professional manner.

The Trustees next reviewed the contractual investment advisory fee rates payable by the Funds. As a part of their review, the Trustees considered each Fund’s management fee and total expense ratio compared to similar funds. The Trustees considered the fees charged by the Adviser in light of the services provided to the Funds by the Adviser, the unique nature of the Funds and their BRI screening requirements, and the Adviser’s role as a manager of managers. The Trustees noted that the Adviser had contractually agreed to fee waivers for several Funds in order to lower the overall expenses of those Funds. After full and careful consideration of the materials presented to the Trustees, the Trustees made the following conclusions: The fees charged by the Adviser for each Fund were not as low as some of its competitors with similar screens, but the fees were not as high or higher than other competitors. The Trustees concluded that the fees were not so high as to fall outside the range of fees negotiated at arm’s length. Further, the Trustees

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noted with approval that the Adviser had contractually waived a portion of its fees for certain Funds. After review of the facts and circumstances applicable to the Funds, the Trustees agreed that the fees charged by the Adviser were fair and reasonable in light of the services provided to the Funds.

The Independent Trustees then considered the extent to which economies of scale are being realized as the Funds grow and noted that the Adviser intends to lower the advisory fees assessed as asset size increases. The Independent Trustees also considered any “fallout” benefits to the Adviser with respect to the Funds.

After full consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, concluded that approval of the continuance of the Investment Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions. Further, the Independent Trustees were advised by counsel during their consideration of the Investment Advisory Agreement renewal and the Investment Sub-Advisory Agreement renewals.

Westwood Management Corporation; Sub-Adviser to the Timothy Plan Large/Mid Cap Value Fund and the Timothy Plan Small Cap Value Fund.

The Trustees next considered the Investment Sub-Advisory Agreement between the Trust, TPL and Westwood Management Corporation (“Westwood”), on behalf of the Timothy Plan Small Cap Value Fund and Timothy Plan Large/Mid Cap Value Fund (each a “Fund” and collectively the “Funds”). The Trustees reviewed the 2026 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for Westwood and reviewed in detail the materials provided by Westwood in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, Westwood’s financial statements, Form ADV, the Compliance Policies and Procedures Manual, information regarding Westwood’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Investment Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Westwood Investment Sub-Advisory Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Funds by Westwood. The Trustees specifically reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that Westwood has a staff of skilled investment professionals who provide research and trading services to the Funds and determined that Westwood possesses adequate resources to manage the Funds. The Trustees also considered Westwood’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of each Fund and Westwood’s performance managing each of the Funds. The Trustees noted that comprehensive performance information had been provided for the Funds at each Trustees Meeting, and the Trustees incorporated that information into their considerations. After review of the Funds’ performance over time, the Trustees concluded that each Fund’s performance was satisfactory, and that Westwood was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to Westwood were paid by the Adviser out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Adviser by the subject Funds in light of the services provided by Westwood. After full and careful consideration, the Trustees agreed that the fees charged by Westwood and paid out of the fees received by the Adviser were fair and reasonable in light of the services provided by Westwood. The Independent Trustees considered that the economies of scale could not be quantified and noted that the tiered fee schedules had been designed to reflect potential future economies of scales as asset levels increase. The Independent Trustees also considered any “fallout” benefits to Westwood with respect to the Funds. After consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

Chartwell Investment Partners; Sub-Adviser to the Timothy Plan Small/Mid Cap Growth Fund and the Timothy Plan Large/Mid Cap Growth Fund.

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The Trustees next considered the Investment Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Small/Mid Cap Growth Fund and the Timothy Plan Large/Mid Cap Growth Fund (each a “Fund” and collectively the “Funds”). The Trustees reviewed the 2026 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for Chartwell and reviewed the materials provided by Chartwell in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, Chartwell’s financial statements, Form ADV, the Compliance Policies and Procedures Manual, information regarding Chartwell’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Investment Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Chartwell Investment Sub-Advisory Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Funds by Chartwell. The Trustees specifically reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that Chartwell has a staff of skilled investment professionals who provide research and trading services to the Funds and determined that Chartwell possesses adequate resources to manage the Funds. The Trustees also considered Chartwell’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of each Fund and Chartwell’s performance in managing each of the Funds. The Trustees noted that comprehensive performance information had been provided for the Funds at each Trustees Meeting, and the Trustees incorporated that information into their considerations. After review of the Funds’ performance over time, the Trustees concluded that each Fund’s performance was satisfactory, and that Chartwell was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to Chartwell were paid by the Adviser out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Adviser by the subject Funds in light of the services provided by Chartwell. After full and careful consideration, the Trustees agreed that the fees charged by Chartwell and paid out of the fees received by the Adviser were fair and reasonable in light of the services provided by Chartwell. The Independent Trustees considered the economies of scale, deciding that this particular factor was less relevant with respect to the Chartwell Investment Sub-Advisory Agreement because Chartwell was paid out of the fees paid to the Adviser. The Independent Trustees also considered any “fallout” benefits to Chartwell with respect to the Funds. After full consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

Barrow, Hanley, Mewhinney & Strauss, LLC; Sub-Adviser for the Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, debt instrument allocation of the Timothy Plan Defensive Strategies Fund, and fixed income allocation of the Timothy Plan Growth & Income Fund.

The Trustees next considered the Investment Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), on behalf of the Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Defensive Strategies Fund debt instrument allocation, and the Timothy Plan Growth & Income Fund fixed income allocation (each a “Fund” and collectively the “Funds”). The Trustees reviewed the 2026 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for Barrow Hanley and reviewed the materials provided by Barrow Hanley in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, Barrow Hanley’s financial statements, Form ADV, Compliance Policies and Procedures Manual, information regarding Barrow Hanley’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Barrow Hanley Investment Sub-Advisory Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Funds by Barrow Hanley. The Trustees reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that Barrow Hanley has a staff of skilled investment professionals who provide research and trading services to the Funds and determined that Barrow Hanley possesses adequate resources to manage the Funds. The Trustees also considered Barrow Hanley’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of each Fund and Barrow Hanley’s performance in managing each of the Funds. The Trustees noted that comprehensive performance information had been provided for the Funds at each Trustees Meeting, and the Trustees incorporated that information

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into their considerations. After review of the Funds’ performance over time, the Trustees concluded that each Fund’s performance was satisfactory, and that Barrow Hanley was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to Barrow Hanley were paid by the Adviser out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Adviser by the subject Funds in light of the services provided by Barrow Hanley. After full and careful consideration, the Trustees agreed that the fees charged by Barrow Hanley and paid out of the fees received by the Adviser were fair and reasonable in light of the services provided by Barrow Hanley. The Independent Trustees considered the economies of scale, noting that the fee schedule contained breakpoints. The Trustees decided that this particular factor was less relevant with respect to the Barrow Hanley Investment Sub-Advisory Agreement because Barrow Hanley was paid out of the fees paid to the Adviser. The Independent Trustees also considered any “fallout” benefits to Barrow Hanley with respect to the Funds. After full consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

Eagle Global Advisors, LLC; Sub-Adviser to the Timothy Plan International Fund and Timothy Plan Israel Common Values Fund.

The Trustees next considered the Investment Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors, LLC (“Eagle”), on behalf of the Timothy Plan International Fund and Timothy Plan Israel Common Values Fund (each a “Fund” and collectively the “Funds”). The Trustees reviewed the 2026 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for Eagle and reviewed the materials provided by Eagle in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, Eagle’s financial statements, Form ADV, Compliance Policies and Procedures Manual, information regarding Eagle’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Eagle Investment Sub-Advisory Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Funds by Eagle. The Trustees reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that Eagle has a staff of skilled investment professionals who provide research and trading services to the Funds and determined that Eagle possesses adequate resources to manage the Funds. The Trustees also considered Eagle’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of each Fund and Eagle’s performance in managing each of the Funds. The Trustees noted that comprehensive performance information had been provided for the Funds at each Trustees Meeting, and the Trustees incorporated that information into their considerations. After review of the Funds’ performance over time, the Trustees concluded that each Fund’s performance was satisfactory, and that Eagle was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to Eagle were paid by the Adviser out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Adviser by the subject Funds in light of the services provided by Eagle. After full and careful consideration, the Trustees agreed that the fees charged by Eagle and paid out of the fees received by the Adviser were fair and reasonable in light of the services provided by Eagle. The Independent Trustees considered the economies of scale, noting that the fee schedule contained breakpoints. The Trustees decided that this particular factor was less relevant with respect to the Eagle Investment Sub-Advisory Agreement because Eagle was paid out of the fees paid to the Adviser. The Independent Trustees also considered any “fallout” benefits to Eagle with respect to the Funds. After consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

Chilton Capital Management, LLC; Sub-Adviser to the Timothy Plan Defensive Strategies Fund REIT allocation.

The Trustees next considered the Investment Sub-Advisory Agreement between the Trust, TPL and Chilton Capital Management, LLC (“Chilton”), on behalf of the Timothy Plan Defensive Strategies Fund REIT allocation (the “Fund”). The Trustees reviewed the 2026 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for Chilton and reviewed the materials provided by Chilton in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, Chilton’s financial statements,

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Form ADV, the Compliance Policies and Procedures Manual, information regarding Chilton’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Investment Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Chilton Investment Sub-Advisory Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund by Chilton. The Trustees reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Fund. The Trustees considered that Chilton has a staff of skilled investment professionals who provide research and trading services to the Fund and determined that Chilton possesses adequate resources to manage the Fund. The Trustees also considered Chilton’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of the Fund and Chilton’s performance in managing the Fund. The Trustees noted that comprehensive performance information had been provided for the Fund at each Trustees Meeting, and the Trustees incorporated that information into their considerations. After reviewing the Fund’s performance over time, the Trustees concluded that the Fund’s performance was satisfactory, and that Chilton was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to Chilton were paid by the Adviser out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Adviser by the Fund in light of the services provided by Chilton. After full and careful consideration, the Trustees agreed that the fees charged by Chilton and paid out of the fees received by the Adviser were fair and reasonable in light of the services provided by Chilton. The Independent Trustees considered the economies of scale, noting that the fee schedule contained breakpoints. The Trustees decided that this particular factor was less relevant with respect to the Chilton Investment Sub-Advisory Agreement because Chilton was paid out of the fees paid to the Adviser. The Independent Trustees also considered any “fallout” benefits to Chilton with respect to the Fund. After full consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Fund and its shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

CoreCommodity Management, LLC; Sub-Adviser to the Timothy Plan Defensive Strategies Fund commodity allocation.

The Trustees next considered the Investment Sub-Advisory Agreement between the Trust, TPL and CoreCommodity Management, LLC (“CoreCommodity”), on behalf of the Timothy Plan Defensive Strategies Fund commodity allocation (the “Fund”). The Trustees reviewed the 2026 Annual Investment Sub-Advisory Agreement Renewal Questionnaire for CoreCommodity and reviewed the materials provided by CoreCommodity in support of the continuance of the Investment Sub-Advisory Agreement, including, among other things, CoreCommodity’s financial statements, Form ADV, Compliance Policies and Procedures Manual, information regarding CoreCommodity’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Investment Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the CoreCommodity Investment Sub-Advisory Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to the Fund by CoreCommodity. The Trustees reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Fund. The Trustees considered that CoreCommodity has a staff of skilled investment professionals who provide research and trading services to the Fund and determined that CoreCommodity possesses adequate resources to manage the Fund. The Trustees also considered CoreCommodity’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of the Fund and CoreCommodity’s performance in managing the Fund. The Trustees noted that comprehensive performance information had been provided for the Fund at each Trustees Meeting, and the Trustees incorporated that information into their considerations. After reviewing the Fund’s performance over time, the Trustees concluded that the Fund’s performance was satisfactory, and that CoreCommodity was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to CoreCommodity were paid by the Adviser out of the advisory fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Adviser by the Fund in light of the services provided by CoreCommodity. After full and careful consideration, the Trustees agreed that the fees charged by CoreCommodity and paid out of the fees received by the Adviser were fair and reasonable in light of the services provided by CoreCommodity. The Independent Trustees considered the economies of scale, deciding that this particular factor was less relevant with respect to the CoreCommodity Investment Sub-Advisory Agreement because CoreCommodity was paid out of the fees paid to the Adviser. The Independent Trustees

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also considered any “fallout” benefits to CoreCommodity with respect to the Fund. After consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, concluded that approval of the continuance of the Investment Sub-Advisory Agreement was in the best interest of the Fund and its shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Investment Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

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Section 8 |

FACTS	WHAT DOES THE TIMOTHY PLAN DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Timothy Plan chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does The Timothy Plan share?	Can you limit this sharing?
For our everyday business purposes- Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes- to offer our products and services to you.	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes- information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 800-662-0201

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WHO WE ARE
Who is providing this Notice?	Timothy Plan Family of Mutual Funds Timothy Partners, Ltd.
WHAT WE DO
How does The Timothy Plan protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does The Timothy Plan collect your personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes- information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. Timothy Partners, Ltd. is an affiliate of The Timothy Plan
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Timothy Plan does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● The Timothy Plan does not jointly market.

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Section 9 | Disclosures

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 of well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-662-0201. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

DISCLOSURES

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TIMOTHY PLAN
Investing with Biblical Principles
1055 Maitland Center Commons
Maitland, Florida 32751
Online | (800) 846-7526
Website | timothyplan.com
Email | invest@timothyplan.com
Phone | (800) 846-7526

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):

Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):

Attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Timothy Plan

By	/s/ Greg Ally
Greg Ally
Treasurer/Principle Financial Officer

Date: 6/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Mumbert
Brian Mumbert
President/Principle Executive Officer

Date: 6/5/2026

By	/s/ Greg Ally
Greg Ally
Treasurer/Principle Financial Officer

Date: 6/5/2026